Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2021

	SHARES	COST	FAIR VALUE
Equities — 0.6%*:
Common Stocks — 0.6%*:
Beverage, Food and Tobacco — 0.2%*:
CTI Foods Holding Co. LLC(a)	4,657	$495,155	$561,122

Broadcasting and Entertainment — 0.1%*:
Technicolor SA(b)	88,751	34,103	292,512

Finance — 0.0%*:
Travelex Topco Ltd.(a),(b)	880	—	—

Healthcare, Education and Childcare — 0.1%*:
Don Jersey Topco Ltd.(a),(b)	292,469	195,070	312,478

Mining, Steel, Iron and Non-Precious Metals — 0.0%*:
Boomerang Tube LLC(a)	1,769	171,860	—

Oil and Gas — 0.2%*:
Fieldwood Energy LLC	6,469	226,415	—
Fieldwood Energy LLC	26,365	568,599	—
Kelly Topco Ltd.(b)	7,801	327,642	538,269
Sabine Oil & Gas LLC(a)	394	22,597	5,122

Total Oil and Gas	41,029	1,145,253	543,391

Total Common Stocks	429,555	2,041,441	1,709,503

Warrant — 0.0%*:
Finance — 0.0%*:
Travelex Topco Ltd.(b)	285	—	28,485

Total Equities	429,840	2,041,441	1,737,988

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 94.4%*:
Bank Loans — 89.9%*(c):
Aerospace and Defense — 0.9%*:
Peraton Holding Corp., 3M LIBOR + 3.750%	4.50%	2/23/2028	435,170	432,994	434,809
Peraton Holding Corp., 3M LIBOR + 3.750%	4.50	2/1/2028	247,269	246,043	247,063
TransDigm Group, Inc., 1M LIBOR + 2.250%	2.36	12/9/2025	1,488,693	1,387,498	1,456,433
TransDigm Group, Inc., 1M LIBOR + 2.250%	2.36	5/30/2025	488,775	487,305	478,340

Total Aerospace and Defense			2,659,907	2,553,840	2,616,645

Automobile — 1.4%*:
BCA Marketplace plc, EURIBOR + 3.250%(b)	3.25	11/13/2026	1,000,000	1,203,426	1,159,871
BCA Marketplace plc, LIBOR - GBP + 4.750%(b)	4.80	11/13/2026	500,000	622,387	685,364
Clarios Global LP, 1M LIBOR + 3.250%	3.36	4/30/2026	1,110,511	1,109,963	1,098,017
Clarios Global LP, EURIBOR + 3.250%	3.25	4/30/2026	1,000,000	1,189,788	1,163,482
DexKo Global, Inc., 3M LIBOR + 3.500%	4.50	7/24/2024	301,109	302,406	300,281

Total Automobile			3,911,620	4,427,970	4,407,015

Beverage, Food and Tobacco — 2.8%*:
1011778 B.C. Unlimited Liability Co., 1M LIBOR + 1.750%(b)	1.86	11/19/2026	498,737	491,277	489,231

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Beverage, Food and Tobacco (continued):
Amphora Finance Ltd., LIBOR - GBP + 4.750%(b)	4.80%	5/23/2025	500,000	$662,104	$651,561
CTI Foods Holding Co, LLC, 3M LIBOR + 7.000%(a)	8.00	5/3/2024	314,860	311,090	314,860
CTI Foods Holding Co, LLC, 3M LIBOR + 9.000%(a)	10.00	5/3/2024	206,410	206,410	194,025
Deoleo S.A., EURIBOR + 4.000%(b)	5.00	6/24/2025	116,529	131,392	133,807
Froneri International Ltd., EURIBOR + 2.625%(b)	2.63	1/31/2027	1,000,000	1,206,670	1,158,335
IRB Holding Corp., 3M LIBOR + 2.750%	3.75	2/5/2025	1,541,905	1,544,860	1,528,058
Sunshine Investments B.V., 3M LIBOR + 3.250%(b)	3.45	3/28/2025	154,302	153,861	153,273
Welbilt, Inc., 1M LIBOR + 2.500%	2.61	10/23/2025	2,000,000	1,857,703	1,910,000
Winebow Group, Inc. (The), 1M LIBOR + 3.750%	4.75	7/1/2021	2,272,916	2,257,245	2,245,641

Total Beverage, Food and Tobacco			8,605,659	8,822,612	8,778,791

Broadcasting and Entertainment — 5.1%*:
Altice USA, Inc., 1M LIBOR + 2.250%	2.36	7/17/2025	1,653,485	1,639,422	1,629,029
AVSC Holding Corp., 3M LIBOR + 5.500%	3.75	10/15/2026	509,131	466,744	460,448
Banijay Entertainment S.A.S, 1M LIBOR + 3.750%(b)	3.85	3/1/2025	1,305,747	1,309,506	1,290,509
Clear Channel Worldwide Holdings, Inc., 3M LIBOR + 3.500%	3.71	8/21/2026	2,970,985	2,906,422	2,849,680
Cumulus Media New Holdings Inc., 1M LIBOR + 3.750%	4.75	3/31/2026	1,495,806	1,484,587	1,474,610
iHeartCommunications, Inc., 1M LIBOR + 4.000%	4.75	5/1/2026	498,744	501,237	498,898
iHeartCommunications, Inc., 1M LIBOR + 3.000%	3.11	5/1/2026	1,491,200	1,455,306	1,471,859
Imagina Media Audiovisual, S.L., EURIBOR + 4.750%(b)	4.75	6/28/2025	312,606	358,604	325,718
Imagina Media Audiovisual, S.L., EURIBOR + 7.500%(b)	7.50	12/28/2025	500,000	552,641	420,220
Imagina Media Audiovisual, S.L., EURIBOR + 4.750%(b)	4.75	6/22/2025	187,394	214,968	195,254
Learfield Communications, Inc., 1M LIBOR + 3.250%	4.25	12/1/2023	1,974,227	1,858,526	1,813,169
RCN Cable, 1M LIBOR + 3.500%	4.25	9/25/2026	997,500	999,994	996,483
Technicolor SA, EURIBOR + 6.000%(b)	6.00	6/30/2024	405,158	401,966	496,291
Technicolor SA, EURIBOR + 3.000%(b)	3.00	12/31/2024	236,070	230,083	259,020
Terrier Media Buyer, Inc., 1M LIBOR + 3.500%	3.61	12/17/2026	1,473,277	1,471,699	1,458,751

Total Broadcasting and Entertainment			16,011,330	15,851,705	15,639,939

Buildings and Real Estate — 2.2%*:
Core & Main L.P., 3M LIBOR + 2.750%	3.75	8/1/2024	1,943,616	1,947,832	1,934,287
CP Atlas Buyer, Inc., 3M LIBOR + 3.750%	4.25	11/23/2027	753,815	754,736	748,282
Foundation Building Materials Holding Co. LLC, 1M LIBOR + 3.250%	3.75	1/29/2028	555,064	553,697	549,375

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Buildings and Real Estate (continued):
Park River Holdings, Inc., 3M LIBOR + 3.250%	4.00%	12/28/2027	290,641	$289,224	$288,644
Quikrete Holdings, Inc., 1M LIBOR + 2.500%	2.61	1/31/2027	1,481,250	1,481,539	1,469,607
SRS Distribution, Inc., 1M LIBOR + 3.000%	3.11	5/23/2025	1,893,339	1,884,425	1,866,283

Total Buildings and Real Estate			6,917,725	6,911,453	6,856,478

Cargo Transport — 0.6%*:
Kenan Advantage Group, Inc., 1M LIBOR + 3.750%	4.50	3/18/2026	1,793,473	1,784,498	1,780,578
Chemicals, Plastics and Rubber — 4.3%*:
Allnex (Luxembourg) & Cy S.C.A., 1M LIBOR + 3.250%	4.00	9/13/2023	355,099	354,474	353,618
Allnex USA, Inc., 1M LIBOR + 3.250%	4.00	9/13/2023	267,527	267,057	266,412
Consolidated Energy Finance S.A., 1M LIBOR + 2.500%	2.61	5/7/2025	1,458,543	1,431,467	1,422,080
Diamond (BC) B.V., EURIBOR + 3.250%	3.25	9/6/2024	532,753	617,780	623,591
Flint Group GmbH, 3M LIBOR + 4.25% / 0.75% PIK(b)	5.00	9/21/2023	519,682	507,317	506,690
Flint Group GmbH, EURIBOR + 4.25% / 0.75% PIK(b)	5.00	9/21/2023	1,069,631	1,243,767	1,222,132
Flint Group US LLC, 3M LIBOR + 4.25% / 0.75% PIK(b)	5.00	9/21/2023	3,013,366	2,941,830	2,938,031
Gemini HDPE LLC, 3M LIBOR + 3.000%	3.50	12/31/2027	315,985	312,928	314,209
Graftech International Ltd., 1M LIBOR + 3.000%	3.50	2/12/2025	398,888	392,632	398,389
Ineos Quattro, EURiBOR + 2.750%(b)	2.75	1/21/2026	1,000,000	1,202,137	1,162,931
Novacap S.A., EURIBOR + 3.500%(b)	3.50	6/22/2023	1,000,000	1,138,816	1,164,878
Polar US Borrower, LLC, 3M LIBOR + 4.750%	4.86	10/16/2025	821,616	821,616	815,454
Solenis Holdings LLC, 3M LIBOR + 4.000%	4.19	6/26/2025	619,975	616,193	617,427
Trinseo Materials Operating S.C.A., 3M LIBOR + 2.500%(b)	2.69	3/18/2028	1,500,000	1,492,509	1,483,125

Total Chemicals, Plastics and Rubber			12,873,065	13,340,523	13,288,967

Containers, Packaging and Glass — 2.6%*:
Albea Beauty Holdings S.A., 3M LIBOR + 3.000%(b)	4.00	4/22/2024	201,196	201,068	193,148
Altium Packaging LLC, 3M LIBOR + 2.750%	3.25	2/3/2028	137,999	137,300	136,378
Berry Global, Inc., 1M LIBOR + 1.750%	1.90	7/1/2026	233,847	233,128	231,764
BWAY Holding Co., 3M LIBOR + 3.250%	3.44	4/3/2024	1,910,890	1,904,003	1,867,895
Flex Acquisition Company, Inc., 3M LIBOR + 3.250%	3.21	6/29/2025	842,165	821,312	827,427
Flex Acquisition Company, Inc., 1M LIBOR + 3.500%	4.00	2/23/2028	1,344,504	1,343,401	1,326,232
Graham Packaging Co. Inc., 1M LIBOR + 3.000%	3.75	8/4/2027	517,821	518,349	514,232
Hoffmaster Group, Inc., 1M LIBOR + 4.000%	5.00	11/21/2023	1,000,000	927,725	922,750

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Containers, Packaging and Glass (continued):
Reynolds Consumer Products LLC, 1M LIBOR + 1.750%	1.86%	2/4/2027	247,266	$247,007	$245,906
TricorBraun Holdings, Inc., 3M LIBOR + 3.250%	3.75	3/3/2028	320,959	319,368	317,615
TricorBraun Holdings, Inc., 3M LIBOR + 3.250%	0.61	3/3/2028	2,406	2,394	2,381
Trident TPI Holdings, Inc., 3M LIBOR + 3.000%	4.00	10/5/2024	1,480,851	1,465,601	1,464,428

Total Containers, Packaging and Glass			8,239,904	8,120,656	8,050,156

Diversified/Conglomerate Manufacturing — 2.4%*:
Alliance Laundry Systems LLC, 3M LIBOR + 3.500%	4.25	10/8/2027	56,225	55,830	56,090
Alstom Auxiliary Components (Arvos), 3M LIBOR + 7.000%(b)	8.00	8/29/2023	120,421	120,350	97,692
Alstom Auxiliary Components (Arvos), 3M LIBOR + 5.500%(b)	6.50	8/29/2023	120,421	120,350	97,692
Amer Sports Oyj, EURIBOR + 4.500%(b)	4.50	3/30/2026	500,000	564,195	579,021
Boyd Corp., 1M LIBOR + 3.500%	3.61	9/6/2025	597,143	582,891	587,314
Energizer Holdings, Inc., 1M LIBOR + 2.250%	2.75	12/22/2027	639	633	638
Fluid-Flow Products, Inc., 1M LIBOR + 3.750%	3.94	3/16/2028	733,945	732,111	729,358
LSF10 XL Bidco S.C.A., EURIBOR + 4.000%(b)	4.00	10/12/2026	1,500,000	1,636,514	1,754,846
Project Alpha Intermediate Holding, Inc., 1M LIBOR + 4.000%	4.11	4/26/2024	1,348,200	1,350,458	1,343,144
SGB-SMIT Management GmbH, EURIBOR + 4.500%(b)	2.75	7/18/2024	504,927	517,712	529,954
Wilsonart LLC, 1M LIBOR + 3.500%	4.50	12/19/2026	1,000,000	995,005	996,900
Winterfell Financing Sarl, 1M LIBOR + 3.500%(b)	3.50	2/29/2028	500,000	603,318	581,659

Total Diversified/Conglomerate Manufacturing			6,981,921	7,279,367	7,354,308

Diversified/Conglomerate Service — 11.5%*:
Allied Universal Holdco LLC, 1M LIBOR + 4.250%	4.36	7/10/2026	522,804	519,386	520,974
CCRR Parent,, Inc., 3M LIBOR + 4.250%	5.00	3/5/2028	192,000	191,046	192,240
Cornerstone OnDemand, Inc., 1M LIBOR + 4.250%	4.36	4/22/2027	422,851	411,716	422,919
CRH plc, EURIBOR + 4.000%(b)	4.00	10/31/2026	600,000	714,330	701,566
Cvent, Inc., 2M LIBOR + 3.750%	3.90	11/29/2024	2,353,153	2,027,328	2,286,158
Delta TopCo, Inc., 3M LIBOR + 3.750%	4.50	12/1/2027	1,000,000	1,001,250	997,860
EAB Global, Inc., 6M LIBOR + 3.750%	4.75	11/15/2024	734,386	732,480	729,796
Element Materials Technology Group US Holdings Inc., 3M LIBOR + 4.250%	4.34	6/28/2024	500,000	679,965	675,514
Endure Digital Inc., 3M LIBOR + 3.500%	4.25	2/10/2028	1,468,806	1,460,219	1,451,547
Epicor Software Corp., 3M LIBOR + 3.250%	4.00	7/30/2027	306,456	306,251	305,335
Finastra USA, Inc., 6M LIBOR + 7.250%	8.25	6/13/2025	6,482	6,551	6,507
Finastra USA, Inc., 3M LIBOR + 3.500%	4.50	6/13/2024	3,422,897	3,319,809	3,351,153

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Diversified/Conglomerate Service (continued):
Greeneden U.S. Holdings II, LLC, 1M LIBOR + 4.000%	4.75%	12/1/2027	2,484,502	$2,484,173	$2,482,639
Hyland Software, Inc., 1M LIBOR + 6.250%	7.00	7/26/2025	501,818	501,818	501,818
Hyland Software, Inc., 1M LIBOR + 3.500%	4.00	7/1/2024	1,000,000	1,001,250	998,440
I-Logic Technologies Bidco Ltd., 3M LIBOR + 4.000%	4.50	2/16/2028	1,914,757	1,913,752	1,898,003
IGT Holding IV AB, 1M LIBOR + 3.750%(b)	4.25	3/23/2028	689,655	687,931	687,069
Informatica LLC, 1M LIBOR + 3.250%	3.36	2/25/2027	990,000	985,813	981,585
Informatica LLC, 1M LIBOR + 7.130%	7.13	2/25/2025	350,242	348,869	357,467
Internet Brands, Inc, 1M LIBOR + 3.500%	3.61	9/13/2024	2,004,703	1,999,174	1,980,647
Mitchell International, Inc., 1M LIBOR + 3.250%	3.36	11/29/2024	1,982,156	1,945,723	1,948,578
Panther Commercial Holdings L.P, 3M LIBOR + 4.500%	4.71	1/7/2028	1,500,000	1,505,544	1,495,320
Project Leopard Holdings, Inc., 3M LIBOR + 4.750%	5.75	7/7/2023	1,457,751	1,461,220	1,451,920
Project Ruby Ultimate Parent Corp., 3M LIBOR + 3.250%	4.00	3/10/2028	328,645	327,007	327,140
Spin Holdco, Inc., 3M LIBOR + 4.000%	4.75	3/1/2028	697,026	691,839	690,551
Summer (BC) Holdco B S.a r.l, 3M LIBOR + 4.750%(b)	4.93	12/4/2026	997,475	997,475	992,906
Surf Holdings, LLC, 3M LIBOR + 3.500%(b)	3.68	3/5/2027	495,946	494,007	490,704
Syncsort, Inc. (Precisely), 3M LIBOR + 4.250%	5.00	3/19/2028	904,110	899,593	896,578
Team.Blue Finco SARL, EURIBOR + 3.750%(b)	3.75	3/31/2028	1,250,000	1,485,464	1,459,645
TMF Group Holding B.V., EURIBOR + 3.250%(b)	3.25	5/5/2025	1,500,000	1,787,235	1,737,730
Ultimate Software Group Inc(The), 3M LIBOR + 3.250%	4.00	5/4/2026	995,006	1,001,367	995,006
Verisure Holding AB, EURIBOR + 3.500%(b)	3.50	1/15/2028	875,000	1,055,527	1,021,351
Virtusa Corp., 1M LIBOR + 4.250%	5.00	2/11/2028	229,434	226,025	229,578
Weld North Education, LLC, 1M LIBOR + 4.000%	4.75	12/21/2027	353,274	351,568	352,366

Total Diversified/Conglomerate Service			35,031,335	35,522,705	35,618,610

Electronics — 4.8%*:
Ahead Data Blue, LLC, 3M LIBOR + 5.000%	6.00	10/13/2027	1,710,285	1,687,409	1,712,423
BY Crown Parent LLC, 1M LIBOR + 3.000%	4.00	1/30/2026	962,066	957,821	961,161
EXC Holdings III Corp., 3M LIBOR + 3.500%	4.50	12/1/2024	481,012	484,028	479,781
Imprivata,, Inc., 1M LIBOR + 3.750%	4.25	12/1/2027	47,326	46,758	47,186
ION Trading Finance Ltd., 3M LIBOR + 4.750%	4.94	3/26/2028	1,350,568	1,347,191	1,348,879
Ivanti Software, Inc., 3M LIBOR + 4.750%	5.75	12/1/2027	1,000,000	985,671	1,002,920
Omnitracs, Inc., 1M LIBOR + 2.750%	2.86	3/21/2025	1,960,058	1,953,237	1,906,157

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Electronics (continued):
Renaissance Holding Corp., 1M LIBOR + 3.250%	3.36%	5/30/2025	1,226,874	$1,217,417	$1,195,184
Sophia, LP, 3M LIBOR + 3.750%	4.50	10/7/2027	842,748	841,587	841,694
SS&C Technologies Inc., 1M LIBOR + 1.750%	1.86	4/16/2025	468,818	468,076	463,544
Tibco Software Inc., 1M LIBOR + 3.750%	3.86	6/30/2026	1,989,987	1,961,592	1,962,008
Tibco Software Inc., 1M LIBOR + 7.250%	7.36	3/3/2028	385,441	383,768	389,153
Veritas US Inc., EURIBOR + 5.000%	6.00	9/1/2025	1,496,247	1,507,469	1,497,489
Veritas US Inc., EURIBOR + 4.750%	5.75	9/1/2025	746,255	883,833	877,977

Total Electronics			14,667,685	14,725,857	14,685,556

Finance — 0.7%*:
Deerfield Dakota Holding LLC, 1M LIBOR + 8.000%	9.00	4/7/2028	1,000,000	986,807	1,015,000
Tempo Acquisition LLC, 1M LIBOR + 2.750%	2.86	5/1/2024	1,076,033	1,078,269	1,073,483

Total Finance			2,076,033	2,065,076	2,088,483

Healthcare, Education and Childcare — 13.6%*:
AccentCare, Inc., 1M LIBOR + 5.000%	5.50	6/22/2026	217,540	216,503	217,540
ADMI Corp., 1M LIBOR + 3.250%	3.75	12/23/2027	196,609	197,488	194,698
Advanz Pharma Corp., 1M LIBOR + 5.500%(b)	6.50	9/6/2024	2,232,500	2,210,984	2,228,772
Advanz Pharma Corp., EURIBOR + 5.250%(b)	6.25	9/6/2024	475,000	549,927	552,632
Aenova Holding GmbH, EURIBOR + 5.000%(b)	5.00	3/6/2025	500,000	537,510	588,027
Amneal Pharmaceuticals LLC, 1M LIBOR + 3.500%	3.63	5/4/2025	1,465,621	1,388,379	1,437,099
Arbor Pharmaceuticals, Inc., 3M LIBOR + 5.000%	6.00	7/5/2023	1,229,092	1,229,887	1,186,688
Auris Luxembourg III S.a.r.l., EURIBOR + 4.000%(b)	4.00	2/27/2026	2,000,000	2,314,040	2,317,255
Auris Luxembourg III Sarl, 1M LIBOR + 3.750%(b)	3.86	2/27/2026	980,003	976,540	949,378
Aveanna Healthcare, LLC, 3M LIBOR + 5.500%	6.50	3/18/2024	1,267,446	1,258,921	1,264,278
Change Healthcare Holdings LLC, 3M LIBOR + 2.500%	3.50	3/1/2024	1,234,737	1,232,498	1,232,774
CTC AcquiCo GmbH, 3M LIBOR + 2.750%(b)	2.94	3/8/2025	1,250,000	1,233,502	1,215,937
Eagle Bidco Ltd., EURIBOR + 4.750%(b)	4.84	3/10/2028	500,000	693,142	687,576
Endo Luxembourg Finance Co. I S.a r.l., 3M LIBOR + 5.000%	5.75	3/10/2028	1,296,627	1,294,351	1,282,040
Envision Healthcare Corp., 1M LIBOR + 3.750%	3.86	10/10/2025	1,089,612	792,876	937,524
Fugue Finance B.V., EURIBOR + 3.250%(b)	3.25	9/1/2024	500,000	544,315	581,055
Gainwell Acquisition Corp., 3M LIBOR + 4.000%	4.75	10/1/2027	606,200	597,471	603,169

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Healthcare, Education and Childcare (continued):
Horizon Therapeutics USA Inc., 3M LIBOR + 2.000%	2.50%	2/26/2028	895,522	$893,292	$892,388
Horizon Therapeutics USA, Inc., 1M LIBOR + 2.000%	2.13	5/22/2026	494,267	495,915	492,260
Indivior Finance Sarl, 3M LIBOR + 4.500%	5.50	12/18/2022	774,040	770,089	769,528
Lernen Bidco Ltd., EURIBOR + 4.250%(b)	4.25	10/25/2025	2,000,000	2,352,888	2,287,140
Lifescan Global Corp., 3M LIBOR + 6.000%	6.20	10/1/2024	1,227,353	1,193,671	1,189,047
Netsmart Technologies, Inc., 1M USD LIBOR + 4.000%	4.75	10/1/2027	1,000,000	1,001,266	998,750
Nidda Healthcare Holding AG, LIBOR - GBP + 4.500%(b)	4.56	8/21/2026	500,000	652,740	686,239
Nidda Healthcare Holding AG, EURIBOR + 3.500%(b)	3.50	8/21/2026	1,000,000	1,084,406	1,163,072
Ortho-Clinical Diagnostics SA, 1M LIBOR + 3.250%	3.36	6/30/2025	1,897,451	1,884,301	1,893,182
Parexel International Corp., 1M LIBOR + 2.750%	2.86	9/27/2024	1,717,488	1,699,180	1,696,294
Prometric Holdings, Inc., 3M LIBOR + 3.000%	4.00	1/29/2025	997,454	987,501	978,473
Radiology Partners, Inc., 3M LIBOR + 4.250%	4.79	7/9/2025	1,500,000	1,492,215	1,486,875
RegionalCare Hospital Partners Holdings, Inc., 1M LIBOR + 3.750%	3.86	11/16/2025	742,456	746,540	740,332
Rodenstock GmbH, EURIBOR + 5.250%(b)	5.25	6/15/2026	500,000	558,273	587,376
Surgery Center Holdings, Inc., 1M LIBOR + 3.250%	4.25	9/3/2024	1,979,526	1,978,721	1,958,187
Team Health Holdings, Inc., 1M LIBOR + 2.750%	3.75	2/6/2024	2,758,749	2,681,105	2,558,905
Tunstall Group Holdings Ltd., EURIBOR + 5.000%(b)	5.00	6/30/2025	321,190	377,864	370,381
U.S. Anesthesia Partners, Inc., 6M LIBOR + 3.000%	4.00	6/23/2024	997,409	989,629	983,695
Unilabs Holding AB, EURIBOR + 3.000%(b)	3.00	4/19/2024	500,000	577,519	581,331
US Radiology Specialists, Inc., 3M LIBOR + 5.500%	6.25	12/10/2027	800,529	785,148	801,282
Verscend Holding Corp., 1M LIBOR + 4.500%	4.61	8/27/2025	1,488,550	1,466,124	1,486,868

Total Healthcare, Education and Childcare			41,132,971	41,936,721	42,078,047

Home and Office Furnishings, Housewares, and Durable Consumer Products — 1.1%*:
Serta Simmons Bedding LLC, 1M LIBOR + 7.500%	8.50	8/10/2023	1,513,813	1,513,813	1,442,376
SIWF Holdings Inc., 1M LIBOR + 4.250%	4.36	6/15/2025	974,937	980,842	969,653
Staples, Inc., 3M LIBOR + 5.000%	5.19	4/16/2026	1,000,000	981,175	974,170

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			3,488,750	3,475,830	3,386,199

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Hotels and Restaurants — 0.1%*:
City Brewing Company, LLC, 3M LIBOR + 3.500%	4.25%	3/31/2028	437,190	$435,004	$436,097

Hotels, Motels, Inns and Gaming — 3.8%*:
Caesars Entertainment Corp., 1M LIBOR + 4.500%	4.61	7/21/2025	729,079	710,239	729,990
Caesars Resort Collection LLC, 1M LIBOR + 2.750%	2.86	12/23/2024	1,958,185	1,953,516	1,927,990
Casper BidCo SAS, EURIBOR + 3.875%(b)	3.88	7/31/2026	1,000,000	1,130,427	1,094,821
Compass IV Ltd., EURIBOR + 4.250%(b)	4.25	4/30/2025	500,000	600,047	580,856
Compass IV Ltd., EURIBOR + 8.000%(b)	9.00	4/30/2026	500,000	591,660	575,602
Golden Nugget, Inc., 2M LIBOR + 2.500%	3.25	10/4/2023	1,807,977	1,749,061	1,777,694
HNVR Holdco Ltd., EURIBOR + 4.250%(b)	4.25	9/12/2025	1,000,000	967,469	1,017,810
Penn National Gaming, Inc., 1M LIBOR + 2.250%	3.00	10/15/2025	1,773,999	1,770,820	1,764,295
Richmond UK Bidco Ltd., LIBOR - GBP + 4.250%(b)	4.36	3/3/2024	482,094	609,823	646,889
Rouge Beachhouse B.V., EURIBOR + 5.000%(b)	5.00	9/4/2025	500,000	586,575	584,333
Station Casinos LLC, 1M LIBOR + 2.250%	2.50	2/8/2027	996,484	969,584	979,494

Total Hotels, Motels, Inns and Gaming			11,247,818	11,639,221	11,679,774

Insurance — 4.0%*:
Acrisure LLC, 3M LIBOR + 3.500%	3.70	2/15/2027	1,984,981	1,960,516	1,958,521
Alliant Holdings Intermediate LLC, 1M LIBOR + 3.250%	3.36	5/9/2025	2,241,388	2,247,382	2,212,048
AmWINS Group, Inc., 1M LIBOR + 2.250%	3.00	2/19/2028	452,032	450,915	448,362
AssuredPartners Capital, Inc., 1M LIBOR + 3.500%	3.61	2/12/2027	1,743,857	1,751,167	1,722,791
Asurion LLC, 3M LIBOR + 3.250%	3.36	12/23/2026	2,992,500	2,985,019	2,971,672
Confie Seguros Holding II Co., 1M LIBOR + 8.500%	8.62	10/31/2025	1,633,627	1,612,161	1,592,786
Hub International Ltd., 3M LIBOR + 2.750%	3.22	4/25/2025	991,078	975,314	976,440
Ryan Specialty Group, LLC, 1M LIBOR + 3.000%	4.00	9/1/2027	435,173	429,170	434,446

Total Insurance			12,474,636	12,411,644	12,317,066

Leisure, Amusement, Entertainment — 7.3%*:
AMC Entertainment Holdings, Inc., 3M LIBOR + 3.000%	3.20	4/22/2026	1,259,809	1,015,856	1,085,401
Crown Finance US, Inc., 6M LIBOR + 2.500%	3.50	2/28/2025	2,064,084	2,048,127	1,759,673
Delta 2 (LUX) Sarl, 1M LIBOR + 2.500%(b)	3.50	2/1/2024	1,394,967	1,397,277	1,379,706
Dorna Sports, S.L., EURIBOR + 3.250%(b)	3.25	5/3/2024	2,478,282	2,909,297	2,878,788
Golden Entertainment, Inc., 1M LIBOR + 3.000%	3.75	10/21/2024	932,061	894,133	918,080

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Leisure, Amusement, Entertainment (continued):
International Park Holdings B.V., EURIBOR + 3.500%(b)	3.50%	6/13/2024	500,000	$580,575	$558,094
Metro-Goldwyn-Mayer, Inc., 1M LIBOR + 4.500%	5.50	7/3/2026	3,000,000	2,982,845	2,984,070
Motion Finco Sarl, EURIBOR + 3.000%(b)	3.00	11/12/2026	1,000,000	1,106,510	1,119,342
Odeon Cinemas Group Ltd., EURIBOR + 10.750%(b)	10.75	8/19/2023	272,500	333,799	340,953
Parques Reunidos SAU, EURIBOR + 3.750%(b)	3.75	9/16/2026	500,000	546,070	550,225
Playtika Holding Corp., 1M LIBOR + 2.750%	2.94	3/13/2028	491,703	489,259	488,630
PUG LLC, 1M LIBOR + 3.500%	3.61	2/12/2027	1,468,081	1,450,660	1,414,863
SeaWorld Parks & Entertainment, Inc., 1M LIBOR + 3.000%	3.75	3/31/2024	2,501,137	2,495,959	2,456,192
Silk Bidco AS, EURIBOR + 4.000%(b)	4.00	2/24/2025	500,000	546,750	529,550
Vacalians Group, EURIBOR + 4.000%(b)	4.00	11/28/2025	500,000	565,350	528,266
Vue International Bidco plc, EURIBOR + 4.750%(b)	4.75	7/3/2026	923,797	1,025,479	959,955
William Morris Endeavor Entertainment, LLC, 1M LIBOR + 2.750%	2.86	5/18/2025	2,272,720	2,251,793	2,139,834
WMG Acquisition Corp., 1M LIBOR + 2.125%	2.23	1/20/2028	518,991	519,488	516,557

Total Leisure, Amusement, Entertainment			22,578,132	23,159,227	22,608,179

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 1.8%*:
Alison Bidco Sarl, EURIBOR + 5.500%(b)	4.50	8/29/2023	842,914	979,292	842,377
Ammeraal Beltech Holding B.V., EURIBOR + 3.750%(b)	3.75	7/30/2025	1,000,000	1,205,699	1,161,946
Diebold,, Inc., EURIBOR + 3.000%	3.00	11/6/2023	1,500,000	1,730,996	1,722,990
Titan Acquisition Ltd., 6M LIBOR + 3.000%(b)	3.27	3/28/2025	1,940,870	1,939,598	1,898,812

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			5,283,784	5,855,585	5,626,125

Mining, Steel, Iron and Non-Precious Metals — 0.3%*:
Boomerang Tube, LLC, 3M LIBOR + 5.000%(a)	5.19	6/30/2022	64,538	64,538	—
US Silica Co., 1M LIBOR + 4.000%	5.00	5/1/2025	858,070	864,419	826,965

Total Mining, Steel, Iron and Non-Precious Metals			922,608	928,957	826,965

Oil and Gas — 0.6%*:
Buckeye Partners, L.P., 3M LIBOR + 2.250%	2.36	11/1/2026	393,754	393,754	391,702
Fieldwood Energy LLC, 1M LIBOR + 7.250%	Zero Coupon	4/11/2023	864,968	641,286	40,005
Gulf Finance LLC, 3M LIBOR + 5.250%	7.51	8/25/2023	1,611,153	1,543,705	1,330,345

Total Oil and Gas			2,869,875	2,578,745	1,762,052

Personal and Non-Durable Consumer Products Mfg. Only — 1.1%*:
Breitling Financing Sarl, EURIBOR + 3.500%(b)	3.50	7/11/2024	1,000,000	1,183,506	1,158,534
Coty Inc., 3M LIBOR + 2.250%	2.35	4/7/2025	917,555	896,389	880,431

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Personal and Non-Durable Consumer Products Mfg. Only (continued):
Journey Personal Care Corp., 3M LIBOR + 4.250%	5.00%	3/1/2028	326,423	$324,809	$326,559
Triton Water Holdings, Inc., 3M LIBOR + 3.500%(b)	4.00	3/31/2028	1,040,462	1,035,273	1,035,583

Total Personal and Non-Durable Consumer Products Mfg. Only			3,284,440	3,439,977	3,401,107

Personal Transportation — 1.8%*:
American Airlines Group, Inc., 3M LIBOR + 4.750%	5.50	3/10/2028	1,013,024	987,031	1,036,770
American Airlines, Inc., 3M LIBOR + 1.750%	1.86	6/27/2025	500,000	445,000	440,940
American Airlines, Inc., 1M LIBOR + 2.000%	2.11	4/28/2023	1,969,282	1,962,448	1,873,891
Kestrel Bidco, Inc., 6M LIBOR + 3.000%(b)	4.00	12/11/2026	2,100,916	2,103,691	2,035,913
Naviera Armas SA, EURIBOR + 2.500%(a),(b)	5.00	7/31/2021	83,509	95,137	95,972
Naviera Armas SA, EURIBOR + 2.500%(a),(b)	2.37	4/30/2021	9,835	12,020	11,302
Naviera Armas SA, EURIBOR + 2.500%(a),(b)	5.00	4/30/2021	45,693	55,007	52,512

Total Personal Transportation			5,722,259	5,660,334	5,547,300

Printing and Publishing — 1.4%*:
Ascend Learning LLC, 1M LIBOR + 3.000%	4.00	7/12/2024	997,416	996,169	992,179
Houghton Mifflin Harcourt Publishing Co., 1M LIBOR + 6.250%	7.25	11/22/2024	284,443	276,095	283,200
McGraw-Hill Global Education Holdings, LLC, 3M LIBOR + 4.750%	5.75	11/1/2024	1,303,030	1,286,791	1,300,320
Springer Nature Deutschland GmbH, EURIBOR + 3.000%(b)	3.50	8/14/2026	1,592,363	1,927,842	1,860,361

Total Printing and Publishing			4,177,252	4,486,897	4,436,060

Retail Stores — 3.6%*:
Casino Guichard-Perrachon SA, EURIBOR + 5.500%(b)	5.50	1/31/2024	500,000	605,617	586,719
Casino Guichard-Perrachon SA, EURIBOR + 4.000%(b)	4.00	8/31/2025	850,000	993,710	998,221
CBI Buyer, Inc., 1M LIBOR + 3.250%	3.75	1/6/2028	1,477,425	1,483,172	1,468,191
EG Group Ltd., 1M LIBOR + 3.250%	4.75	3/10/2026	656,716	650,149	649,328
Eyemart Express LLC, 1M LIBOR + 3.000%	4.00	8/4/2024	974,748	977,209	968,275
Great Outdoors Group, LLC, 6M LIBOR + 4.250%	5.00	3/6/2028	1,995,000	1,992,552	1,995,998
Harbor Freight Tools USA, Inc., 1M LIBOR + 3.000%	3.75	10/19/2027	976,762	966,862	974,984
Peer Holding III B.V., EURIBOR + 3.500%(b)	3.50	1/16/2027	1,000,000	1,190,550	1,169,979
Petco Animal Supplies, Inc., 3M LIBOR + 3.250%	4.00	3/3/2028	2,231,707	2,221,820	2,221,598

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Retail Stores (continued):
PetSmart, Inc., 3M LIBOR + 3.750%	4.50%	2/12/2028	192,328	$190,434	$191,886

Total Retail Stores			10,854,686	11,272,075	11,225,179

Telecommunications — 8.9%*:
Altice Financing SA, EURIBOR + 2.750%(b)	2.75	1/31/2026	997,423	1,196,836	1,148,846
Banff Merger Sub, Inc., 1M LIBOR + 3.750%	3.86	10/2/2025	1,868,579	1,866,197	1,859,236
CCI Buyer, Inc., 3M LIBOR + 4.000%	4.75	12/17/2027	2,304,519	2,323,833	2,306,685
CenturyLink, Inc., 1M LIBOR + 2.250%	2.36	3/15/2027	1,535,472	1,474,922	1,517,522
CommScope, Inc., 1M LIBOR + 3.250%	3.36	4/6/2026	1,977,352	1,972,618	1,962,621
Consolidated Communications, Inc., 1M LIBOR + 4.750%	5.75	10/2/2027	974,737	971,730	974,230
DG Investment Intermediate Holdings 2, Inc., 1M LIBOR + 3.750%	4.50	3/17/2028	1,090,909	1,085,461	1,084,778
Digicel International Finance Ltd., 6M LIBOR + 3.250%(b)	3.51	5/28/2024	151,036	151,663	143,233
Eagle Broadband Investments LLC, 3M LIBOR + 3.000%	3.75	11/12/2027	453,402	449,094	451,892
ION Trading Technologies S.a.r.l., EURIBOR + 4.250%	4.25	3/26/2028	900,000	1,061,954	1,053,319
ION Trading Technologies S.a.r.l., EURIBOR + 3.250%	4.25	11/21/2024	1,356,438	1,540,226	1,589,247
Level 3 Financing Inc., 1M LIBOR + 1.750%	1.86	3/1/2027	1,000,000	998,772	986,250
Lorca Finco plc, EURIBOR + 4.250%(b)	4.25	9/17/2027	500,000	580,831	586,590
Rackspace Hosting, Inc., 3M LIBOR + 2.750%	3.50	2/15/2028	1,247,182	1,243,516	1,235,097
Syniverse Technologies, Inc., 3M LIBOR + 5.000%	6.00	3/9/2023	1,110,177	1,114,310	1,093,647
Syniverse Technologies, Inc., 3M LIBOR + 9.000%	10.00	3/11/2024	2,175,482	1,877,158	2,118,376
TDC A/S, EURIBOR + 3.000%(b)	3.00	6/4/2025	1,000,000	1,209,968	1,168,385
Virgin Media SFA Finance Ltd., LIBOR - GBP + 3.250%(b)	3.30	11/15/2027	2,250,000	3,098,497	3,058,608
Zayo Group Holdings, Inc., 1M LIBOR + 3.000%	3.11	3/9/2027	860,786	858,960	853,237
Ziggo B.V., EURIBOR + 3.000%(b)	3.00	1/31/2029	2,000,000	2,394,958	2,329,287

Total Telecommunications			25,753,494	27,471,504	27,521,086

Utilities — 1.2%*:
Astoria Energy LLC, 3M LIBOR + 3.500%	4.50	12/10/2027	711,858	708,399	711,602
Calpine Corp., 1M LIBOR + 2.000%	2.11	8/12/2026	219,509	218,666	216,921
Edgewater Generation, L.L.C., 1M LIBOR + 3.750%	3.86	12/13/2025	1,597,171	1,579,666	1,575,785
Techem Verwaltungsgesellschaft 675 mbH, EURIBOR + 2.630%(b)	2.63	7/15/2025	1,000,000	1,215,728	1,166,520

Total Utilities			3,528,538	3,722,459	3,670,828

Total Bank Loans			273,526,090	279,880,442	277,687,590

Corporate Bonds — 4.5%*:
Automobile — 0.0%*:
RAC Bond Co. plc(b)	5.00	11/6/2022	100,000	126,275	137,900

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Beverage, Food and Tobacco — 0.6%*:
Boparan Finance plc(b)	7.63%		11/30/2025	500,000	$674,680	$678,615
Picard Groupe SAS, EURIBOR + 3.000%(b)	3.00	(d)	11/30/2023	1,000,000	1,196,502	1,171,047

Total Beverage, Food and Tobacco				1,500,000	1,871,182	1,849,662

Broadcasting and Entertainment — 0.5%*:
Banijay Entertainment SASU(b)	3.50		3/1/2025	500,000	608,175	589,575
Tele Columbus AG(b)	3.88		5/2/2025	800,000	873,995	952,232

Total Broadcasting and Entertainment				1,300,000	1,482,170	1,541,807

Diversified/Conglomerate Manufacturing — 0.3%*:
Fabric BC SpA, EURIBOR + 4.125%(b)	4.13	(d)	8/31/2026	100,000	109,975	117,427
Galapagos S.A.(a),(b),(e)	4.21		6/15/2021	20,000	27,263	—
Mangrove Luxco III Sarl(b)	7.78		10/9/2025	265,415	253,111	265,731
Trivium Packaging Finance BV, EURIBOR + 3.750%(b)	3.75	(d)	8/15/2026	400,000	482,340	469,250

Total Diversified/Conglomerate Manufacturing				785,415	872,689	852,408

Diversified/Conglomerate Service — 0.7%*:
Algeco Global Finance PLC, EURIBOR + 6.250%(b)	6.25	(d)	2/15/2023	150,000	183,880	175,923
Brunello Bidco SpA, EURIBOR + 3.750%(b)	3.75	(d)	2/15/2028	200,000	242,130	234,423
Carlson Travel, Inc., EURIBOR + 4.750%	4.75	(d)	6/15/2025	1,200,000	1,371,575	1,210,226
Verisure Holding AB(b)	3.25		2/15/2027	450,000	543,533	531,673

Total Diversified/Conglomerate Service				2,000,000	2,341,118	2,152,245

Finance — 0.2%*:
Cabot Financial Luxembourg SA	7.50		10/1/2023	132,312	178,401	186,101
Travelex Financing plc(a),(b),(e)	8.00		5/15/2022	250,000	274,580	—
Travelex Issuerco Ltd.(b)	12.50		8/5/2025	116,600	129,242	281,303

Total Finance				498,912	582,223	467,404

Healthcare, Education and Childcare — 0.1%*:
Tenet Healthcare Corp.	4.63		7/15/2024	255,000	254,435	259,271
US Acute Care Solutions LLC(f)	6.38		3/1/2026	34,000	34,000	35,275

Total Healthcare, Education and Childcare				289,000	288,435	294,546

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.2%*:
LSF9 Balta Issuer SARL(b)	8.75		12/31/2024	355,500	423,735	415,332
Staples, Inc.(f)	7.50		4/15/2026	300,000	311,616	316,500

Total Home and Office Furnishings, Housewares, and Durable Consumer Products				655,500	735,351	731,832

Hotels, Motels, Inns and Gaming — 0.2%*:
TVL Finance plc, 3M GBP LIBOR + 5.375%(b)	5.40	(d)	7/15/2025	600,000	759,686	761,400

Leisure, Amusement, Entertainment — 0.3%*:
CPUK Finance Ltd.(b)	4.88		8/28/2025	600,000	790,823	833,363

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Leisure, Amusement, Entertainment (continued):
CPUK Finance Ltd.(b)	6.50%		8/28/2026	100,000	$126,233	$145,453

Total Leisure, Amusement, Entertainment				700,000	917,056	978,816

Oil and Gas — 0.3%*:
CGG Holding US, Inc.(b),(f)	9.00		5/1/2023	500,000	512,197	513,500
KCA Deutag UK Finance plc(b)	9.88		12/1/2025	390,061	390,061	426,630

Total Oil and Gas				890,061	902,258	940,130

Personal Transportation — 0.1%*:
Naviera Armas S.A., EURIBOR + 6.500%(b)	6.50	(d)	7/31/2023	250,000	290,587	175,501
Naviera Armas SA, EURIBOR + 4.250%(b)	4.25	(d)	11/15/2024	250,000	296,118	178,432

Total Personal Transportation				500,000	586,705	353,933

Retail Stores — 0.6%*:
Bellis Acquisition Co. plc(b)	3.25		2/16/2026	300,000	414,990	415,151
EG Global Finance plc(b)	6.25		3/30/2026	580,000	808,056	795,590
House of Fraser Funding plc(b),(e)	1.00		9/15/2020	300,000	434,213	12,408
NMG Holding Co., Inc. / Neiman Marcus Group LLC(f)	7.13		4/1/2026	282,000	282,000	287,640
Takko Luxembourg 2 SCA(b)	5.38		11/15/2023	350,000	387,511	362,201

Total Retail Stores				1,812,000	2,326,770	1,872,990

Telecommunications — 0.2%*:
United Group BV(b)	4.00		11/15/2027	500,000	603,503	579,087

Utilities — 0.2%*:
Viridian Group Finance Co. PLC/Viridian Power & Energy(b)	4.75		9/15/2024	350,000	436,149	487,335

Total Corporate Bonds				12,480,888	14,831,570	14,001,495

Total Fixed Income				286,006,978	294,712,012	291,689,085

Total Investments				286,436,818	296,753,453	293,427,073

Other assets and liabilities – 5.0%*						15,370,717

Net Assets – 100.0%						$308,797,790

‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
(a)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
(b)	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	69.7%
United Kingdom	9.5%
Germany	6.2%
France	3.2%
Netherlands	3.1%
Spain	2.5%
Denmark	1.5%
Canada	1.5%
Other (Individually less than 1%)	2.8%

Total	100.0%

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

(c)

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2021. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

(d)	Variable rate security. The interest rate shown is the rate in effect at March 31, 2021.
(e)	Defaulted security.
(f)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of outstanding derivatives at March 31, 2021 is as follows:

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION
4/15/21	Canadian Impeial Bank of Commece	EUR	36,629,822	$42,963,803	$43,679,103	$715,300
4/15/21	Morgan Stanley & Co.	EUR	458,750	538,077	540,397	2,320
4/15/21	Canadian Impeial Bank of Commece	GBP	7,591,847	10,466,414	10,498,181	31,767

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$749,387

Currency Legend

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2021

	SHARES	COST	FAIR VALUE
Equities — 1.2%*:
Common Stocks — 1.2%*:
Broadcasting and Entertainment — 0.0%*:
Technicolor SA(a)	14,662	$175	$48,324

Diversified/Conglomerate Service — 0.0%*:
Innovation International Holding Ltd.(a),(b)	142,479	—	—

Finance — 0.0%*:
Travelex Topco Ltd.(a),(b)	4,560	—	—

Healthcare, Education and Childcare — 0.2%*:
Don Jersey Topco Ltd.(a),(b)	257,069	171,459	274,656
MModal, Inc., Escrow rights(b)	4,725	10,631	3,213

Total Healthcare, Education and Childcare	261,794	182,090	277,869

Mining, Steel, Iron and Non-Precious Metals — 0.0%*:
Boomerang Tube LLC(b)	1,769	171,860	—

Oil and Gas — 0.6%*:
Fieldwood Energy LLC	15,071	325,033	—
Fieldwood Energy LLC	3,698	129,430	—
Kelly Topco Ltd.(a)	6,999	293,958	482,931
Tourmaline Oil Corp.(a)	28,412	398,991	540,794
Tourmaline Oil Corp.(a),(b)	122,953	—	97,838

Total Oil and Gas	177,133	1,147,412	1,121,563

Retail Stores — 0.4%*:
Maxeda DIY B.V.(a),(b)	10,446	—	176,768
Maxeda DIY B.V.(a),(b)	18,859,871	373,738	442,339

Total Retail Stores	18,870,317	373,738	619,107

Total Common Stocks	19,472,714	1,875,275	2,066,863

Warrant — 0.0%*:
Finance — 0.0%*:
Travelex Topco Ltd.(a)	837	—	83,657

Total Equities	19,473,551	1,875,275	2,150,520

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 92.7%*:
Asset-Backed Securities — 7.7%*:
CDO/CLO — 7.7%*:
Alinea CLO 2018-1 Ltd., 3M USD LIBOR + 6.000%(c)	6.22	(d)%	7/20/2031	1,250,000	1,250,000	1,207,915
Anchorage Capital CLO Ltd. 2015-6A ER, 3M USD LIBOR + 6.350%(c)	6.59	(d)	7/15/2030	500,000	511,508	481,732
Ares XLVIII CLO, 3M USD LIBOR + 5.200%(c)	5.42	(d)	7/20/2030	800,000	800,000	748,438
Blackrock European CLO, EURIBOR + 5.170%(a)	5.17	(d)	10/15/2031	725,000	804,613	822,576
Cairn CLO XI DAC, EURIBOR + 4.150%(a),(c)	4.15	(d)	7/15/2035	1,000,000	1,107,100	1,178,576
CBAM Ltd. 2017-3A E, 3M USD LIBOR + 6.500%(c)	6.72	(d)	10/17/2029	750,000	750,000	728,672

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
CDO/CLO (continued):
CIFC Funding Ltd. 2017-5A D, 3M USD LIBOR + 6.100%(c)	6.32	(d) %	11/16/2030	500,000	$500,000	$487,709
Galaxy XXIV CLO Ltd. 2017-24A E, 3M USD LIBOR + 5.500%(c)	5.74	(d)	1/15/2031	700,000	700,000	651,664
Madison Park Funding XIII Ltd. 2014-13A(c)	Zero Coupon		4/19/2030	500,000	434,347	215,969
Madison Park Funding XXVII Ltd., 3M USD LIBOR + 5.000%(c)	5.22	(d)	4/20/2030	500,000	500,000	457,009
Madison Park Funding XXVIII Ltd., 3M USD LIBOR + 7.600%(c)	7.84	(d)	7/15/2030	500,000	496,092	461,517
Magnetite VII Ltd.(c)	Zero Coupon		1/15/2028	2,000,000	1,587,600	1,009,520
Oak Hill Credit Partners X Ltd. 2014-10A(c)	Zero Coupon		12/12/2030	1,400,000	955,907	609,896
Steele Creek CLO Ltd. 2018-2A E, 3M USD LIBOR + 6.200%(c)	6.39	(d)	8/18/2031	850,000	850,000	736,964
THL Credit Wind River CLO Ltd. 2017-4A E, 3M USD LIBOR + 5.800%(c)	5.98	(d)	11/20/2030	500,000	500,000	466,323
THL Credit Wind River CLO Ltd. 2018-2A E, 3M USD LIBOR + 5.750%(c)	5.99	(d)	7/15/2030	1,450,000	1,450,000	1,342,626
Wellfleet CLO Ltd. 2017-3A D, 3M USD LIBOR + 5.550%(c)	5.77	(d)	1/17/2031	1,000,000	1,000,000	909,511
Wellfleet CLO Ltd. 2018-1, 3M USD LIBOR + 5.500%(c)	5.72	(d)	7/17/2031	1,000,000	1,000,000	905,336

Total CDO/CLO				15,925,000	15,197,167	13,421,953

Total Asset-Backed Securities				15,925,000	15,197,167	13,421,953

Bank Loans — 47.3%*(e):
Aerospace and Defense — 0.9%*:
Peraton Holding Corp., 3M LIBOR + 3.750%	4.50		2/1/2028	247,269	245,528	247,063
Peraton Holding Corp., 3M LIBOR + 3.750%	4.50		2/23/2028	435,170	432,994	434,809
TransDigm Group, Inc., 1M LIBOR + 2.250%	2.36		5/31/2025	977,550	974,609	956,680

Total Aerospace and Defense				1,659,989	1,653,131	1,638,552

Automobile — 1.4%*:
BCA Marketplace plc, LIBOR - GBP + 4.750%(a)	4.80		11/13/2026	500,000	622,387	685,364
Clarios Global LP, EURIBOR + 3.250%	3.25		4/30/2026	500,000	594,894	581,741
Clarios Global LP, 1M LIBOR + 3.250%	3.36		4/30/2026	1,101,352	1,100,801	1,088,962

Total Automobile				2,101,352	2,318,082	2,356,067

Beverage, Food and Tobacco — 1.4%*:
Deoleo S.A., EURIBOR + 4.000%(a)	5.00		6/24/2025	116,529	131,392	133,807
IRB Holding Corp., 3M LIBOR + 2.750%	2.95		2/2/2025	1,193,663	1,195,951	1,182,944
Winebow Group, Inc. (The), 1M LIBOR + 3.750%	4.75		7/1/2021	1,166,646	1,156,202	1,152,646

Total Beverage, Food and Tobacco				2,476,838	2,483,545	2,469,397

Broadcasting and Entertainment — 1.8%*:
Altice USA, Inc., 1M LIBOR + 2.500%	2.61		4/15/2027	992,481	962,331	979,370

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Broadcasting and Entertainment (continued):
Clear Channel Worldwide Holdings, Inc., 3M LIBOR + 3.500%	3.71%	8/21/2026	1,542,303	$1,463,930	$1,479,331
Technicolor SA, EURIBOR + 6.000%(a)	6.00	6/30/2024	153,212	165,892	195,393
Technicolor SA, EURIBOR + 6.000%(a)	12.00	6/30/2024	130,661	125,495	168,166
Technicolor SA, 6M LIBOR + 6.000%, PIK(a)	12.23	6/30/2024	121,286	110,578	132,733
Terrier Media Buyer, Inc., 1M LIBOR + 3.500%	3.61	12/17/2026	259,284	258,707	256,728

Total Broadcasting and Entertainment			3,199,227	3,086,933	3,211,721

Buildings and Real Estate — 0.3%*:
Foundation Building Materials Holding Co. LLC, 1M LIBOR + 3.250%	3.75	1/29/2028	186,434	185,974	184,522
SRS Distribution, Inc., 1M LIBOR + 3.000%	3.11	5/23/2025	349,942	343,783	344,942

Total Buildings and Real Estate			536,376	529,757	529,464

Chemicals, Plastics and Rubber — 2.2%*:
Flint Group GmbH, EURIBOR + 4.25% / 0.75% PIK(a)	5.00	9/21/2023	1,599,433	1,895,899	1,827,470
Gemini HDPE LLC, 3M LIBOR + 3.000%	3.50	12/28/2027	113,189	112,094	112,553
Novacap S.A., EURIBOR + 3.500%(a)	3.50	6/22/2023	500,000	581,062	582,439
Solenis Holdings LLC, 3M LIBOR + 4.000%	4.19	6/26/2025	240,319	238,853	239,331
Solenis Holdings LLC, 3M LIBOR + 8.500%	8.69	6/26/2026	47,145	46,218	47,101
Trinseo Materials Operating S.C.A., 3M LIBOR + 2.500%	2.69	3/18/2028	1,000,000	995,006	988,750

Total Chemicals, Plastics and Rubber			3,500,086	3,869,132	3,797,644

Containers, Packaging and Glass — 2.2%*:
Albea Beauty Holdings S.A., 3M LIBOR + 3.000%(a)	4.00	4/22/2024	66,906	66,863	64,229
Altium Packaging LLC, 3M LIBOR + 2.750%	3.25	2/3/2028	47,385	47,144	46,828
Berry Global, Inc., 1M LIBOR + 1.750%	1.90	7/1/2026	584,727	582,929	579,517
BWAY Holding Co., 3M LIBOR + 3.250%	3.44	4/3/2024	1,298,954	1,298,738	1,269,728
CCP Lux Holding S.a. r.l., EURIBOR + 4.250%(a)	4.25	1/10/2025	874,946	984,087	1,012,454
Graham Packaging Co. Inc., 1M LIBOR + 3.000%	3.75	8/4/2027	182,249	182,433	180,986
Reynolds Consumer Products LLC, 1M LIBOR + 1.750%	1.86	2/4/2027	96,269	96,169	95,740
TricorBraun Holdings, Inc., 3M LIBOR + 3.250%	0.50	3/3/2028	821	817	813
TricorBraun Holdings, Inc., 3M LIBOR + 3.250%	3.75	3/3/2028	109,561	109,018	108,420
Trident TPI Holdings, Inc., 3M LIBOR + 3.000%	4.00	10/17/2024	492,366	484,115	486,906

Total Containers, Packaging and Glass			3,754,184	3,852,313	3,845,621

Diversified/Conglomerate Manufacturing — 1.8%*:
Alliance Laundry Systems LLC, 3M LIBOR + 3.500%	4.25	10/8/2027	42,415	42,117	42,313

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Diversified/Conglomerate Manufacturing (continued):
Alstom Auxiliary Components (Arvos), 3M LIBOR + 5.500%(a)	6.50%	8/29/2021	313,403	$311,187	$254,248
Alstom Auxiliary Components (Arvos), 3M LIBOR + 7.000%(a)	6.50	8/29/2023	313,402	311,187	254,248
Amer Sports Oyj, EURIBOR + 4.500%(a)	4.50	3/30/2026	600,000	667,905	694,825
Averys, EURIBOR + 3.750%(a)	3.75	9/29/2025	500,000	581,442	569,809
Boyd Corp., 1M LIBOR + 3.500%	3.61	9/6/2025	740,888	731,103	728,693
Winterfell Financing Sarl, 1M LIBOR + 3.500%(a)	3.50	2/29/2028	500,000	603,318	581,659

Total Diversified/Conglomerate Manufacturing			3,010,108	3,248,259	3,125,795

Diversified/Conglomerate Service — 5.4%*:
CRH plc, EURIBOR + 4.000%(a)	4.00	10/31/2026	400,000	476,220	467,710
Cvent, Inc., 2M LIBOR + 3.750%	3.90	11/29/2024	992,322	875,252	964,071
EAB Global, Inc., 6M LIBOR + 3.750%	4.75	9/29/2024	106,610	106,334	105,944
Endure Digital Inc., 3M LIBOR + 3.500%	4.25	2/10/2028	161,607	160,799	159,708
Finastra USA, Inc., 3M LIBOR + 3.500%	4.50	6/13/2024	810,929	812,330	793,932
Greeneden U.S. Holdings II, LLC, 1M LIBOR + 4.000%	4.75	12/1/2027	127,951	126,728	127,856
Hyland Software, Inc., 1M LIBOR + 3.500%	4.25	7/1/2024	977,444	970,736	975,919
Hyland Software, Inc., 1M LIBOR + 6.250%	7.00	7/26/2025	250,909	250,909	250,909
IGT Holding IV AB, 1M LIBOR + 3.750%	4.25	3/23/2028	459,770	458,621	458,046
Informatica LLC, 1M LIBOR + 3.250%	3.36	2/25/2027	367,553	365,999	364,429
Informatica LLC, 1M LIBOR + 7.130%	7.13	2/25/2025	133,523	132,999	136,277
Innovation Group plc (The), EURIBOR + 6.000%(a),(b)	6.00	9/30/2025	173,626	64,014	92,032
Innovation Group plc (The), EURIBOR + 6.000%(a),(b)	6.10	9/30/2025	64,931	35,810	40,460
Innovation Group plc (The), EURIBOR + 10.000%(a),(b)	10.10	9/30/2025	28,430	38,913	39,193
Internet Brands, Inc, 1M LIBOR + 3.500%	3.61	9/13/2024	978,411	968,619	966,670
Mitchell International, Inc., 1M LIBOR + 3.250%	3.36	11/29/2024	982,278	930,354	965,639
Spin Holdco, Inc., 3M LIBOR + 4.000%	4.75	3/1/2028	697,026	691,839	690,551
Syncsort, Inc. (Precisely), 3M LIBOR + 4.250%	5.00	3/19/2028	904,110	899,593	896,578
TMF Group Holding B.V., EURIBOR + 6.875%(a)	6.88	5/4/2026	500,000	543,374	578,657
Ultimate Software Group Inc(The), 3M LIBOR + 3.250%	4.00	5/4/2026	370,291	372,658	370,291

Total Diversified/Conglomerate Service			9,487,721	9,282,101	9,444,872

Ecological — 0.0%*:
GFL Environmental Inc., 3M LIBOR + 3.000%	3.50	5/30/2025	66,728	66,763	66,728

Electronics — 2.6%*:
Ahead Data Blue, LLC, 3M LIBOR + 5.000%	6.00	10/13/2027	238,495	229,555	238,793

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Electronics (continued):
BY Crown Parent LLC, 1M LIBOR + 3.000%	4.00%	1/30/2026	711,126	$707,988	$710,457
ION Trading Finance Ltd., 3M LIBOR + 4.750%	4.94	3/26/2028	999,445	996,946	998,196
Ivanti Software, Inc., 3M LIBOR + 4.750%	5.75	12/1/2027	530,916	523,309	532,466
Omnitracs, Inc., 1M LIBOR + 2.750%	2.86	3/21/2025	355,822	356,334	346,037
Renaissance Holding Corp., 1M LIBOR + 3.250%	3.36	5/31/2025	472,552	473,486	460,346
Sophia, LP, 3M LIBOR + 3.750%	4.50	10/6/2027	115,901	115,090	115,757
Tibco Software Inc., 1M LIBOR + 3.750%	3.86	6/30/2026	992,500	962,773	978,545
Tibco Software Inc., 1M LIBOR + 7.250%	7.36	3/3/2028	146,643	146,006	148,055

Total Electronics			4,563,400	4,511,487	4,528,652

Finance — 0.5%*:
Deerfield Dakota Holding LLC, 1M LIBOR + 8.000%	9.00	4/7/2028	410,077	404,667	416,228
Tempo Acquisition LLC, 1M LIBOR + 2.750%	2.86	5/1/2024	482,801	483,894	481,657

Total Finance			892,878	888,561	897,885

Healthcare, Education and Childcare — 7.5%*:
Advanz Pharma Corp., 1M LIBOR + 5.500%(a)	6.50	9/6/2024	1,757,500	1,744,741	1,754,565
Aenova Holding GmbH, EURIBOR + 5.000%(a)	5.00	3/6/2025	500,000	537,659	588,027
Auris Luxembourg III S.a.r.l., EURIBOR + 4.000%(a)	4.00	2/27/2026	1,000,000	1,105,172	1,158,628
CeramTec AcquiCo GmbH, EURIBOR + 2.500%(a)	2.50	3/8/2025	500,000	595,202	573,210
Change Healthcare Holdings LLC, 3M LIBOR + 2.500%	3.50	3/1/2024	611,593	609,304	610,621
Eagle Bidco Ltd., EURIBOR + 4.750%(a)	4.84	3/10/2028	500,000	693,142	687,576
Endo Luxembourg Finance Co. I S.a r.l., 3M LIBOR + 5.000%	5.75	3/11/2028	606,893	605,828	600,065
Fugue Finance B.V., EURIBOR + 3.250%(a)	3.25	8/31/2024	750,000	853,267	871,583
Gainwell Acquisition Corp., 3M LIBOR + 4.000%	4.75	10/12/2027	190,272	187,532	189,321
Lernen Bidco Ltd., EURIBOR + 4.250%(a)	4.25	10/25/2025	1,000,000	1,185,757	1,143,570
Lifescan Global Corp., 3M LIBOR + 6.000%	6.24	9/28/2024	159,568	156,763	154,588
Orphea Ltd., 3M GBP LIBOR + 4.500%(a)	4.59	7/21/2023	500,000	698,520	687,218
Ortho-Clinical Diagnostics SA, 1M LIBOR + 3.250%	3.36	6/30/2025	393,065	393,183	392,180
Parexel International Corp., 1M LIBOR + 2.750%	2.86	9/29/2024	804,920	797,469	794,988
Radiology Partners, Inc., 3M LIBOR + 4.250%	4.79	7/9/2025	1,000,000	929,804	991,250
RegionalCare Hospital Partners Holdings, Inc., 1M LIBOR + 3.750%	3.86	11/16/2025	413,275	415,529	412,093

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Healthcare, Education and Childcare (continued):
Rodenstock GmbH, EURIBOR + 5.250%(a)	5.25%	6/15/2026	500,000	$558,273	$587,376
Sunshine Luxembourg VII SARL, 3M LIBOR + 3.750%(a)	4.50	10/1/2026	150,943	150,566	150,641
Tunstall Group Holdings Ltd., EURIBOR + 5.000%(a)	5.00	6/30/2025	282,314	332,128	325,551
U.S. Anesthesia Partners, Inc., 6M LIBOR + 3.000%	4.00	6/23/2024	488,521	489,411	481,803

Total Healthcare, Education and Childcare			12,108,864	13,039,250	13,154,854

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.8%*:
Hilding Anders International AB, EURIBOR + 5.000%(a)	5.75	11/30/2024	506,016	469,042	451,635
Serta Simmons Bedding LLC, 1M LIBOR + 7.500%	8.50	8/10/2023	1,068,375	1,068,375	1,017,958

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			1,574,391	1,537,417	1,469,593

Hotels and Restaurants — 0.2%*:
City Brewing Company, LLC, 3M LIBOR + 3.500%	4.25	3/31/2028	291,460	290,003	290,731

Hotels, Motels, Inns and Gaming — 2.6%*:
Caesars Entertainment Corp., 1M LIBOR + 4.500%	4.61	7/21/2025	249,454	243,007	249,765
Caesars Resort Collection LLC, 1M LIBOR + 2.750%	2.86	12/23/2024	1,465,909	1,458,629	1,443,305
Casper BidCo SAS, EURIBOR + 3.875%(a)	3.88	7/30/2026	500,000	542,953	547,410
Compass IV Ltd., EURIBOR + 4.250%(a)	4.25	4/30/2025	500,000	600,047	580,856
HNVR Holdco Ltd., EURIBOR + 4.250%(a)	4.25	9/12/2025	1,000,000	963,948	1,017,810
Richmond UK Bidco Ltd., LIBOR - GBP + 4.250%(a)	4.36	3/3/2024	550,000	673,407	738,008

Total Hotels, Motels, Inns and Gaming			4,265,363	4,481,991	4,577,154

Insurance — 2.1%*:
Acrisure LLC, 3M LIBOR + 3.500%	3.70	2/15/2027	496,241	475,236	489,626
AssuredPartners Capital, Inc., 1M LIBOR + 3.500%	3.62	2/13/2027	963,807	967,847	952,164
Asurion LLC, 1M LIBOR + 3.000%	3.11	11/3/2023	662,268	642,489	660,063
Confie Seguros Holding II Co., 1M LIBOR + 8.500%	8.62	11/2/2025	464,527	457,432	452,914
Ryan Specialty Group, LLC, 1M LIBOR + 3.000%	4.00	9/1/2027	151,215	149,129	150,962
Sedgwick Claims Management Services, Inc., 1M LIBOR + 3.250%	3.36	12/31/2025	977,500	962,390	963,512

Total Insurance			3,715,558	3,654,523	3,669,241

Leisure, Amusement, Entertainment — 4.2%*:
AMC Entertainment Holdings, Inc., 3M LIBOR + 3.000%	3.20	4/22/2026	1,831,636	1,547,472	1,578,064

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Leisure, Amusement, Entertainment (continued):
Crown Finance US, Inc., 6M LIBOR + 2.500%	3.50%	2/28/2025	1,219,067	$1,200,451	$1,039,280
Dorna Sports, S.L., 6M LIBOR + 3.500%(a)	3.76	5/3/2024	400,000	400,000	392,500
Golden Entertainment, Inc., 1M LIBOR + 3.000%	3.75	10/20/2024	432,061	397,860	425,580
Metro-Goldwyn-Mayer, Inc., 1M LIBOR + 4.500%	5.50	7/3/2026	893,847	887,930	889,100
Motion Finco Sarl, EURIBOR + 3.000%(a)	3.00	11/12/2026	750,000	866,708	839,507
Odeon Cinemas Group Ltd., EURIBOR + 10.750%(a)	10.75	8/11/2023	163,500	200,279	204,571
Parques Reunidos SAU, EURIBOR + 3.750%(a)	3.75	9/16/2026	500,000	569,187	550,225
PUG LLC, 1M LIBOR + 3.500%	3.61	2/12/2027	368,203	366,656	354,856
Vacalians Group, EURIBOR + 4.000%(a)	4.00	12/4/2025	500,000	486,867	528,266
Vue International Bidco plc, EURIBOR + 4.750%(a)	4.75	6/30/2026	423,797	474,111	440,385

Total Leisure, Amusement, Entertainment			7,482,111	7,397,521	7,242,334

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.5%*:
Titan Acquisition Ltd., 6M LIBOR + 3.000%(a)	3.27	3/28/2025	956,990	957,682	936,252

Mining, Steel, Iron and Non-Precious Metals — 0.0%*:
Boomerang Tube, LLC, 3M LIBOR + 5.000%(b)	5.19	6/30/2022	129,368	129,368	—

Oil and Gas — 0.6%*:
Fieldwood Energy LLC, 1M LIBOR + 7.250%	Zero Coupon	4/11/2023	885,631	629,377	40,961
Gulf Finance LLC, 3M LIBOR + 5.250%	7.51	8/25/2023	1,262,105	1,225,510	1,042,133

Total Oil and Gas			2,147,736	1,854,887	1,083,094

Personal and Non-Durable Consumer Products Mfg. Only — 1.1%*:
Coty Inc., EURIBOR + 1.500%	1.50	4/5/2023	488,514	571,366	554,262
Coty Inc., 3M LIBOR + 2.250%	2.35	4/7/2025	731,575	711,573	701,975
Triton Water Holdings, Inc., 3M LIBOR + 3.500%	4.00	3/31/2028	693,642	690,182	690,389

Total Personal and Non-Durable Consumer Products Mfg. Only			1,913,731	1,973,121	1,946,626

Personal Transportation — 0.4%*:
American Airlines Group, Inc., 3M LIBOR + 4.750%	5.50	3/10/2028	506,512	501,447	518,385
Naviera Armas SA, EURIBOR + 2.500%(a),(b)	9.23	4/30/2021	4,917	3,014	5,651
Naviera Armas SA, EURIBOR + 2.500%(a),(b)	10.00	4/30/2021	22,847	27,564	26,256
Naviera Armas SA, EURIBOR + 2.500%(a),(b)	10.00	7/31/2021	41,754	47,569	47,986

Total Personal Transportation			576,030	579,594	598,278

Printing and Publishing — 0.6%*:
Houghton Mifflin Harcourt Publishing Co., 1M LIBOR + 6.250%	7.25	11/19/2024	104,921	101,841	104,462

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Printing and Publishing (continued):
McGraw-Hill Global Education Holdings, LLC, 3M LIBOR + 4.750%	5.75%	11/1/2024	1,000,000	$985,911	$997,920

Total Printing and Publishing			1,104,921	1,087,752	1,102,382

Retail Stores — 1.6%*:
Casino Guichard-Perrachon SA, EURIBOR + 4.000%(a)	4.00	8/31/2025	500,000	584,536	587,188
Great Outdoors Group, LLC, 6M LIBOR + 4.250%	5.00	3/6/2028	615,988	612,932	616,296
Harbor Freight Tools USA, Inc., 1M LIBOR + 3.000%	3.75	10/19/2027	765,541	757,990	764,147
Petco Animal Supplies, Inc., 3M LIBOR + 3.250%	4.00	2/25/2028	731,707	729,893	728,393

Total Retail Stores			2,613,236	2,685,351	2,696,024

Telecommunications — 4.6%*:
Banff Merger Sub, Inc., 1M LIBOR + 3.750%	3.86	10/2/2025	926,954	927,072	922,320
CommScope, Inc., 1M LIBOR + 3.250%	3.36	4/6/2026	985,000	985,000	977,662
DG Investment Intermediate Holdings 2, Inc., 1M LIBOR + 3.750%	4.50	3/18/2028	727,273	723,636	723,185
Eagle Broadband Investments LLC, 3M LIBOR + 3.000%	3.75	11/12/2027	159,157	157,566	158,627
ION Trading Technologies S.a.r.l., EURIBOR + 3.250%	4.25	11/21/2024	1,070,368	1,231,722	1,254,079
ION Trading Technologies S.a.r.l., EURIBOR + 4.250%	4.25	3/26/2028	500,000	589,975	585,177
ION Trading Technologies S.a.r.l., 1M LIBOR + 4.000%	5.00	11/21/2024	278,409	274,325	278,214
Lorca Finco plc, EURIBOR + 4.250%(a)	4.25	9/17/2027	500,000	580,831	586,590
Rackspace Hosting, Inc., 3M LIBOR + 2.750%	3.50	2/15/2028	245,593	244,388	243,213
Syniverse Technologies, Inc., 3M LIBOR + 5.000%	6.00	3/9/2023	194,076	193,321	191,186
Syniverse Technologies, Inc., 3M LIBOR + 9.000%	10.00	3/11/2024	153,729	152,596	149,694
TDC A/S, EURIBOR + 3.000%(a)	3.00	6/4/2025	500,000	602,050	584,192
Virgin Media SFA Finance Ltd., LIBOR - GBP + 3.250%(a)	3.30	1/15/2027	1,000,000	1,214,094	1,359,175

Total Telecommunications			7,240,559	7,876,576	8,013,314

Total Bank Loans			81,369,205	83,335,100	82,692,275

Corporate Bonds — 37.7%*:
Aerospace and Defense — 1.6%*:
Gatwick Airport Finance(a)	4.38	4/7/2026	350,000	482,460	482,510
Heathrow Finance plc(a)	4.38	3/1/2027	100,000	118,189	139,979
Heathrow Finance plc(a)	5.25	3/1/2024	100,000	128,132	144,270
Rolls-Royce plc(a)	3.38	6/18/2026	500,000	606,203	684,157
Rolls-Royce plc(a)	4.63	2/16/2026	100,000	117,545	126,358
TransDigm, Inc.(c)	4.63	1/15/2029	175,000	175,000	172,338
Triumph Group, Inc.(c)	6.25	9/15/2024	308,000	308,000	312,528

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Aerospace and Defense (continued):
Triumph Group, Inc.	7.75%		8/15/2025	750,000	$782,625	$753,750

Total Aerospace and Defense				2,383,000	2,718,154	2,815,890

Automobile — 1.5%*:
Clarios Global LP/Clarios US Finance Co.(c)	8.50		5/15/2027	162,000	170,181	174,435
Ford Motor Co.	7.45		7/16/2031	500,000	582,988	630,415
Ford Motor Co.	8.50		4/21/2023	569,000	567,643	634,435
Ford Motor Co.	9.63		4/22/2030	127,000	154,314	177,234
Gates Global LLC/Gates Global Co.(c)	6.25		1/15/2026	550,000	528,983	576,125
RAC Bond Co. plc(a)	5.00		11/6/2022	257,000	349,901	354,402
Real Hero Merger Sub 2, Inc.(c)	6.25		2/1/2029	152,000	152,000	156,940

Total Automobile				2,317,000	2,506,010	2,703,986

Banking — 1.1%*:
Alpha Bank AE, 5 year EUR Swap + 4.504%(a)	4.25	(d)	2/13/2030	275,000	301,895	304,401
Nova Ljubljanska Banka dd, 5 year EUR Swap + 3.833%(a)	3.65	(d)	11/19/2029	700,000	770,700	804,472
Piraeus Financial Holdings SA, 5 year EUR Swap + 5.774%(a)	5.50	(d)	2/19/2030	688,000	748,200	752,357
Piraeus Financial Holdings SA, 5 year EUR Swap + 9.952%(a)	9.75	(d)	6/26/2029	100,000	94,342	125,200

Total Banking				1,763,000	1,915,137	1,986,430

Beverage, Food and Tobacco — 2.6%*:
Boparan Finance plc(a)	7.63		11/30/2025	650,000	895,577	882,200
Eurotorg LLC Via Bonitron DAC(a)	9.00		10/22/2025	482,000	482,000	516,952
Foodco Bondco SA(a)	6.25		5/15/2026	350,000	394,004	374,125
JBS USA LUX SA/JBS USA Finance, Inc.(c)	6.75		2/15/2028	500,000	500,000	549,525
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(c)	5.50		1/15/2030	586,000	585,489	648,552
Sunshine Mid BV(a)	6.50		5/15/2026	950,000	1,159,612	1,153,058
Ulker Biskuvi Sanayi AS(a)	6.95		10/30/2025	494,000	494,000	517,751

Total Beverage, Food and Tobacco				4,012,000	4,510,682	4,642,163

Broadcasting and Entertainment — 1.4%*:
Banijay Group SAS(a)	6.50		3/1/2026	750,000	828,338	895,302
Clear Channel Worldwide Holdings, Inc.	9.25		2/15/2024	109,000	110,082	113,392
DISH Network Corp.	3.38		8/15/2026	750,000	691,751	720,975
Outfront Media, Inc.(c)	6.25		6/15/2025	298,000	298,000	315,135
Terrier Media Buyer, Inc.(c)	8.88		12/15/2027	376,000	376,000	404,595

Total Broadcasting and Entertainment				2,283,000	2,304,171	2,449,399

Buildings and Real Estate — 1.5%*:
China Aoyuan Group Ltd.(a)	5.98		8/18/2025	652,000	651,569	637,447
Kaisa Group Holdings Ltd.(a)	9.95		7/23/2025	1,000,000	1,000,165	937,812
Sunac China Holdings Ltd.(a)	6.50		1/10/2025	790,000	790,000	800,616
Taylor Morrison Communities, Inc.(c)	5.13		8/1/2030	265,000	265,000	281,563
Ukraine Railways Via Shortline plc(a)	9.88		9/15/2021	50,000	50,350	50,609

Total Buildings and Real Estate				2,757,000	2,757,084	2,708,047

Cargo Transport — 0.8%*:
Kenan Advantage Group, Inc. (The)(c)	7.88		7/31/2023	1,367,000	1,367,000	1,363,583

Chemicals, Plastics and Rubber — 0.6%*:
Braskem Idesa SAPI(a)	7.45		11/15/2029	300,000	299,075	297,938

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Chemicals, Plastics and Rubber (continued):
Consolidated Energy Finance SA(c)	6.88%	6/15/2025	778,000	$794,708	$792,587

Total Chemicals, Plastics and Rubber			1,078,000	1,093,783	1,090,525

Containers, Packaging and Glass — 0.7%*:
Trident TPI Holdings, Inc.(c)	9.25	8/1/2024	1,125,000	1,142,651	1,192,500

Diversified/Conglomerate Manufacturing — 0.2%*:
Mangrove Luxco III Sarl(a)	7.78	10/9/2025	300,000	316,456	300,358

Diversified/Conglomerate Service — 1.5%*:
Atento Luxco 1 SA(a)	8.00	2/10/2026	316,000	316,000	331,306
Brunello Bidco SpA(a)	3.50	2/15/2028	150,000	181,597	175,061
Iron Mountain, Inc.(c)	5.25	7/15/2030	554,000	552,589	571,617
Summer BC Holdco A Sarl(a)	9.25	10/31/2027	630,737	797,928	795,140
Verisure Midholding AB(a)	5.25	2/15/2029	600,000	726,123	726,840

Total Diversified/Conglomerate Service			2,250,737	2,574,237	2,599,964

Electronics — 1.0%*:
Veritas US, Inc./Veritas Bermuda Ltd.(c)	7.50	9/1/2025	225,000	228,720	234,000
Veritas US, Inc./Veritas Bermuda Ltd.(c)	10.50	2/1/2024	1,419,000	1,427,862	1,452,701

Total Electronics			1,644,000	1,656,582	1,686,701

Farming and Agriculture — 0.6%*:
Kernel Holding SA(a)	6.75	10/27/2027	458,000	458,000	488,228
PT Japfa Comfeed Indonesia Tbk(a)	5.38	3/23/2026	500,000	497,312	509,543

Total Farming and Agriculture			958,000	955,312	997,771

Finance — 3.8%*:
Credito Real SAB DE CV(a)	8.00	1/21/2028	500,000	500,000	502,400
Ford Motor Credit Co. LLC	4.13	8/17/2027	247,000	247,000	255,028
Global Aircraft Leasing Co. Ltd.(c)	6.50	9/15/2024	2,147,628	2,147,628	2,059,575
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.75	2/1/2024	1,162,000	1,162,000	1,185,240
IIFL Finance Ltd.(a)	5.88	4/20/2023	805,000	803,901	796,920
OneMain Finance Corp.	5.38	11/15/2029	438,000	438,000	465,922
Travelex Financing plc(a),(b),(f)	8.00	5/15/2022	1,050,000	1,178,949	—
Travelex Issuerco Ltd.(a)	12.50	8/5/2025	598,361	683,234	1,443,575

Total Finance			6,947,989	7,160,712	6,708,660

Healthcare, Education and Childcare — 2.3%*:
Advanz Pharma Corp.(a)	8.00	9/6/2024	500,000	481,905	512,450
Bausch Health Cos., Inc.(c)	8.50	1/31/2027	415,000	420,941	460,391
Bausch Health Cos., Inc.(c)	9.00	12/15/2025	165,000	163,457	179,231
Bausch Health Cos., Inc.(c)	5.00	1/30/2028	204,000	204,000	207,917
Bausch Health Cos., Inc.(c)	5.00	2/15/2029	281,000	281,000	277,487
Bausch Health Cos., Inc.(c)	5.25	1/30/2030	200,000	200,000	200,802
Bausch Health Cos., Inc.(c)	5.25	2/15/2031	208,000	208,000	207,006
Centene Corp.	4.25	12/15/2027	45,000	44,676	47,315
Cream Tech(a)	5.25	12/15/2025	450,000	514,374	534,311
Nidda BondCo GmbH(a)	7.25	9/30/2025	500,000	578,267	606,843
Par Pharmaceutical, Inc.(c)	7.50	4/1/2027	708,000	708,000	752,746

Total Healthcare, Education and Childcare			3,676,000	3,804,620	3,986,499

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.6%*:
LSF9 Balta Issuer SARL(a)	8.75	12/31/2024	356,600	425,033	416,617

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Home and Office Furnishings, Housewares, and Durable Consumer Products (continued):
Resideo Funding, Inc.(c)	6.13%		11/1/2026	650,000	$650,000	$684,716

Total Home and Office Furnishings, Housewares, and Durable Consumer Products				1,006,600	1,075,033	1,101,333

Hotels, Motels, Inns and Gaming — 1.1%*:
Caesars Resort Collection LLC/CRC Finco, Inc.(c)	5.25		10/15/2025	301,000	273,812	303,608
Caesars Resort Collection LLC/CRC Finco, Inc.(c)	5.75		7/1/2025	214,000	214,000	225,834
Scientific Games International, Inc.(c)	8.63		7/1/2025	400,000	399,385	434,880
TVL Finance plc, 3M GBP LIBOR + 5.375%(a)	5.40	(d)	7/15/2025	500,000	632,980	634,501
Wynn Macau Ltd.(a),(c)	5.13		12/15/2029	270,000	270,000	276,750

Total Hotels, Motels, Inns and Gaming				1,685,000	1,790,177	1,875,573

Insurance — 0.6%*:
Acrisure LLC / Acrisure Finance, Inc.(c)	4.25		2/15/2029	1,000,000	1,000,000	983,450

Leisure, Amusement, Entertainment — 1.2%*:
AMC Entertainment Holdings, Inc.(c)	10.50		4/24/2026	142,000	142,000	150,165
AMC Entertainment Holdings, Inc.(c)	12.00		6/15/2026	486,115	555,286	395,211
Caesars Entertainment, Inc.(c)	6.25		7/1/2025	382,000	382,000	406,372
Caesars Entertainment, Inc.(c)	8.13		7/1/2027	279,000	279,000	307,793
Carnival Corp.(c)	5.75		3/1/2027	410,000	410,000	421,464
Carnival Corp.	7.63		3/1/2026	150,000	177,893	190,161
CPUK Finance Ltd.(a)	4.88		8/28/2025	100,000	119,865	138,894
Motion Finco Sarl(a)	7.00		5/15/2025	100,000	125,011	123,573

Total Leisure, Amusement, Entertainment				2,049,115	2,191,055	2,133,633

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.3%*:
Diebold Nixdorf Dutch Holding BV	9.00		7/15/2025	350,000	410,212	452,743
Esc Gcb Briggs	6.88		12/15/2049	514,000	503,951	44,158

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic				864,000	914,163	496,901

Mining, Steel, Iron and Non-Precious Metals — 3.1%*:
First Quantum Minerals Ltd.(a),(c)	6.50		3/1/2024	1,006,000	972,183	1,021,090
First Quantum Minerals Ltd.(a)	6.88		10/15/2027	719,000	719,000	771,127
Metinvest BV(a)	7.65		10/1/2027	286,000	281,753	307,379
Metinvest BV(a)	8.50		4/23/2026	200,000	211,238	222,904
Northwest Acquisitions ULC(a),(c),(f)	7.13		11/1/2022	1,227,000	1,242,919	123
SunCoke Energy Partners LP(c)	7.50		6/15/2025	608,000	602,602	631,560
Vedanta Resources Finance II plc(a)	8.95		3/11/2025	685,000	685,000	654,518
Vedanta Resources Ltd.(a)	6.38		7/30/2022	1,075,000	683,457	1,021,250
Warrior Met Coal, Inc.(c)	8.00		11/1/2024	840,000	848,614	861,000

Total Mining, Steel, Iron and Non-Precious Metals				6,646,000	6,246,766	5,490,951

Oil and Gas — 3.5%*:
Borets International Ltd.(a)	6.00		9/17/2026	531,000	531,000	551,576
CVR Energy, Inc.(c)	5.25		2/15/2025	552,000	552,000	540,518
CVR Energy, Inc.(c)	5.75		2/15/2028	573,000	573,000	557,243
EnLink Midstream Partners LP	5.60		4/1/2044	206,000	159,371	170,980
EQM Midstream Partners LP(c)	4.50		1/15/2029	170,000	170,000	165,658
EQM Midstream Partners LP(c)	4.75		1/15/2031	154,000	154,000	149,380

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Oil and Gas (continued):
Hilcorp Energy I LP/Hilcorp Finance Co.(c)	6.25%		11/1/2028	1,000,000	$1,000,000	$1,030,000
KCA Deutag UK Finance plc(a)	9.88		12/1/2025	349,977	349,977	382,788
Occidental Petroleum Corp.	5.88		9/1/2025	153,000	153,000	163,136
Occidental Petroleum Corp.	6.13		1/1/2031	221,000	221,000	244,028
Occidental Petroleum Corp.	6.38		9/1/2028	157,000	157,000	172,324
PBF Holding Co. LLC/PBF Finance Corp.	7.25		6/15/2025	778,000	796,991	633,759
PBF Holding Co. LLC/PBF Finance Corp.(c)	9.25		5/15/2025	161,000	161,374	164,168
PT Medco Bell Pte Ltd.(a)	6.38		1/30/2027	435,000	429,812	436,305
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(c)	4.88		2/1/2031	251,000	251,000	254,326
Tullow Oil plc(a)	6.25		4/15/2022	200,000	97,236	188,100
Tullow Oil plc(a)	7.00		3/1/2025	300,000	105,161	253,500

Total Oil and Gas				6,191,977	5,861,922	6,057,789

Personal Transportation — 0.7%*:
American Airlines Inc/AAdvantage Loyalty IP Ltd.(c)	5.50		4/20/2026	595,000	595,000	620,288
American Airlines Inc/AAdvantage Loyalty IP Ltd.(c)	5.75		4/20/2029	114,000	114,000	121,501
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.(c)	6.50		6/20/2027	237,000	234,295	259,515
Naviera Armas S.A., EURIBOR + 6.500%(a)	6.50	(d)	7/31/2023	250,000	288,579	175,500

Total Personal Transportation				1,196,000	1,231,874	1,176,804

Printing and Publishing — 0.4%*:
McGraw Hill LLC / McGraw-Hill Global Education Finance, Inc.(c)	8.00		11/30/2024	641,000	650,967	646,641

Retail Stores — 1.5%*:
Bellis Acquisition Co. plc(a)	3.25		2/16/2026	100,000	138,330	138,384
Bellis Finco plc(a)	4.00		2/16/2027	100,000	138,330	138,205
EG Global Finance plc(a)	6.25		3/30/2026	204,000	284,213	279,828
Future Retail Ltd.(a)	5.60		1/22/2025	950,000	854,492	775,437
House of Fraser Funding plc(a),(f)	5.95		9/15/2020	150,000	217,107	6,204
L Brands, Inc.	6.88		11/1/2035	200,000	243,722	238,358
NMG Holding Co., Inc. / Neiman Marcus Group LLC(c)	7.13		4/1/2026	104,000	104,000	106,080
Nordstrom, Inc.	5.00		1/15/2044	851,000	822,797	837,017
Takko Luxembourg 2 SCA, EURIBOR + 5.375%(a)	5.38	(d)	11/15/2023	200,000	247,402	207,239

Total Retail Stores				2,859,000	3,050,393	2,726,752

Telecommunications — 2.5%*:
Banff Merger Sub, Inc.(c)	9.75		9/1/2026	1,000,000	1,060,629	1,065,578
DKT Finance ApS(a)	7.00		6/17/2023	1,500,000	1,692,517	1,798,629
HTA Group Ltd.(a)	7.00		12/18/2025	623,000	619,927	660,769
IHS Netherlands Holdco BV(a),(c)	8.00		9/18/2027	750,000	739,556	806,953

Total Telecommunications				3,873,000	4,112,629	4,331,929

Utilities — 1.0%*:
Electricite de France SA, 5 year EUR Swap + 3.995%(a)	3.38	(d)	9/15/2169	400,000	501,721	499,570

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Utilities (continued):
Techem Verwaltungsgesellschaft 674 mbH(a)	6.00%	7/30/2026	1,000,000	$1,140,338	$1,216,676

Total Utilities			1,400,000	1,642,059	1,716,246

Total Corporate Bonds			64,273,418	66,549,629	65,970,478

Total Fixed Income			161,567,623	165,081,896	162,084,706

Total Investments			181,041,174	166,957,171	164,235,226

Other assets and liabilities – 6.1%*					10,684,930

Net Assets – 100.0%					$174,920,156

PIK	Payment-in-kind
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
(a)	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	59.6%
United Kingdom	11.0%
Germany	4.9%
France	4.0%
Spain	2.4%
Denmark	2.1%
India	2.0%
China	1.4%
Netherlands	1.4%
Ireland	1.2%
Zambia	1.1%
Canada	1.0%
Other (Individually less than 1%)	7.9%

Total	100.0%

(b)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
(c)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Variable rate security. The interest rate shown is the rate in effect at March 31, 2021.
(e)

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2021. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

(f)	Defaulted security.

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
4/15/21	Morgan Stanley & Co.	CAD	95,942	$76,347	$76,700	$(353)

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
4/15/21	Citibank N.A.	CAD	19,988	$15,906	$16,014	$(108)

Net unrealized depreciation on forward foreign currency exchange contracts to buy						$(461)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/15/21	Citibank N.A.	CAD	873,809	$695,349	$691,043	$(4,306)
4/15/21	JPMorgan Chase Bank N.A.	CAD	23,129	18,405	18,471	66
4/15/21	Morgan Stanley & Co.	CAD	25,984	20,677	20,637	(40)
4/15/21	Citibank N.A.	EUR	29,827,982	34,985,798	35,567,196	581,398
4/15/21	Citibank N.A.	GBP	7,447,081	10,266,835	10,292,779	25,944

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$603,062

Currency Legend

CAD – Canadian Dollar

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 95.8%*:
Asset-Backed Securities — 33.7%*:
CDO/CLO — 6.3%*:
Affirm Asset Securitization Trust 2021-A(a)	1.66%		8/15/2025	1,200,000	$1,199,816	$1,205,070
Bain Capital Credit Clo 2016-2 Ltd., 3M USD LIBOR + 1.550%(a)	1.74	(b)	1/15/2029	2,900,000	2,900,000	2,896,535
Bain Capital Credit CLO 2020-2 Ltd., 3M USD LIBOR + 1.850%(a)	2.07	(b)	7/21/2031	2,250,000	2,250,000	2,255,819
BlueMountain CLO 2013-1 Ltd., 3M USD LIBOR + 1.230%(a)	1.45	(b)	1/20/2029	2,266,753	2,266,753	2,267,011
BlueMountain Fuji US Clo I Ltd., 3M USD LIBOR + 0.980%(a)	1.17	(b)	7/20/2029	2,600,000	2,600,000	2,600,003
CBAM 2018-6 Ltd., 3M USD LIBOR + 1.270%(a)	1.51	(b)	1/15/2031	2,500,000	2,500,000	2,500,140
Cedar Funding IX CLO Ltd., 3M USD LIBOR + 0.980%(a)	1.20	(b)	4/20/2031	600,000	592,842	600,002
DataBank Issuer(a)	2.06		2/27/2051	4,905,000	4,904,056	4,895,190
Elmwood CLO II Ltd., 3M USD LIBOR + 1.450%(a)	1.67	(b)	4/20/2031	1,650,000	1,650,000	1,650,315
FCI Funding 2019-1 LLC(a)	3.63		2/18/2031	227,454	227,421	230,812
First Investors Auto Owner Trust 2021-1(a)	1.17		3/15/2027	1,500,000	1,499,576	1,485,791
Flatiron Clo 17 Ltd., 3M USD LIBOR + 0.980%(a)	1.18	(b)	5/15/2030	4,500,000	4,500,000	4,497,610
GoldentTree Loan Management US CLO 1 Ltd., 3M USD LIBOR + 1.450%(a)	1.67	(b)	4/20/2029	1,250,000	1,250,000	1,246,836
HPS Loan Management 15-2019 Ltd., 3M USD LIBOR + 1.320%(a)	1.54	(b)	7/22/2032	1,000,000	996,654	1,002,034
KAYNE CLO I Ltd., 3M USD LIBOR + 1.400%(a)	1.57	(b)	7/15/2031	1,850,000	1,850,000	1,850,006
KKR CLO 28, Ltd., 3M USD LIBOR + 1.140%(a)	1.32	(b)	3/15/2031	700,000	692,248	700,028
KREF Ltd. 2018-FL1 AS, 1M USD LIBOR + 1.350%(a)	1.46	(b)	6/15/2036	2,380,000	2,380,000	2,378,504
Lunar AirCraft 2020-1 Ltd.(a)	3.38		2/15/2045	489,398	489,393	479,588
Magnetite XVIII Ltd., 3M USD LIBOR + 1.080%(a)	1.27	(b)	11/15/2028	355,000	354,290	355,101
Milos CLO Ltd., 3M USD LIBOR + 1.070%(a)	1.29	(b)	10/20/2030	2,100,000	2,100,000	2,094,752
Navient Private Education Refi Loan Trust 2020-B(a)	2.77		1/15/2069	4,400,000	4,459,100	4,510,585
Neuberger Berman CLO XX Ltd. 2015-20A BR, 3M USD LIBOR + 1.250%(a)	1.49	(b)	1/15/2028	2,600,000	2,590,803	2,595,910
Neuberger Berman Loan Advisers CLO 24 Ltd., 3M USD LIBOR + 1.500%(a)	1.72	(b)	4/19/2030	500,000	500,000	500,051
Neuberger Berman Loan Advisers CLO 25 Ltd., 3M USD LIBOR + 1.350%(a)	1.54	(b)	10/18/2029	4,800,000	4,800,000	4,800,019
Newark BSL CLO 2 Ltd., 3M USD LIBOR + 1.400%(a)	1.58	(b)	7/25/2030	1,000,000	1,000,000	999,998
OCP CLO 2020-19 Ltd., 3M USD LIBOR + 1.750%(a)	1.97	(b)	7/20/2031	2,250,000	2,250,000	2,254,903
Rockford Tower CLO 2017-1 Ltd., 3M USD LIBOR + 1.450%(a)	1.69	(b)	4/15/2029	850,000	850,000	848,365
Rockford Tower CLO 2017-2 Ltd., 3M USD LIBOR + 1.500%(a)	1.74	(b)	10/15/2029	1,250,000	1,250,000	1,250,085
Rockford Tower CLO Ltd. 2017-3, 3M USD LIBOR + 1.190%(a)	1.41	(b)	10/20/2030	1,750,000	1,740,756	1,750,443

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
CDO/CLO (continued):
RR 3 Ltd. Series 2018-3 A A1R2, 3M USD LIBOR + 1.090%(a)	1.33	(b)%	1/15/2030	1,625,000	$1,619,977	$1,623,443
TICP CLO XI Ltd., 3M USD LIBOR + 1.180%(a)	1.40	(b)	10/20/2031	1,600,000	1,591,423	1,600,067
Treman Park CLO Ltd. 2015-1A ARR, 3M USD LIBOR + 1.070%(a)	1.29	(b)	10/20/2028	1,071,303	1,071,303	1,071,861

Total CDO/CLO				60,919,908	60,926,411	60,996,877

Other Asset-Backed Securities — 27.4%*:
321 Henderson Receivables II LLC 2006-3A A1, 1M USD LIBOR + 0.200%(a)	0.31	(b)	9/15/2041	72,164	70,411	70,373
AASET 2020-1 Trust(a)	4.34		1/16/2040	783,605	783,589	737,275
Access Group, Inc. 2015-1 B, 1M USD LIBOR + 1.500%(a)	1.61	(b)	7/25/2058	100,000	86,996	91,450
AccessLex Institute 2002-A A2	3.02		9/25/2037	400,000	392,786	398,867
Adams Outdoor Advertising LP(a)	4.81		11/15/2048	1,099,987	1,113,884	1,178,264
AmeriCredit Automobile Receivables Trust 2020-3	1.49		9/18/2026	339,000	338,890	340,498
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2004-W10 M1, 1M USD LIBOR + 0.900%	1.01	(b)	10/25/2034	164,500	152,146	161,535
Avis Budget Rental Car Funding AESOP LLC(a)	3.02		8/20/2026	5,598,000	5,595,967	5,734,208
Avis Budget Rental Car Funding AESOP LLC(a)	4.15		9/20/2023	1,200,000	1,219,540	1,239,759
Avis Budget Rental Car Funding AESOP LLC(a)	4.53		3/20/2023	2,607,000	2,651,215	2,665,705
Avis Budget Rental Car Funding AESOP LLC(a)	4.73		9/20/2024	2,080,000	2,158,357	2,212,226
BRE Grand Islander Timeshare Issuer LLC 2017-1A A(a)	2.94		5/25/2029	106,174	106,155	106,457
BRE Grand Islander Timeshare Issuer LLC 2017-1A B(a)	3.24		5/25/2029	87,438	87,429	87,371
BRE Grand Islander Timeshare Issuer LLC 2019-A(a)	3.78		9/26/2033	859,982	859,955	865,282
Business Jet Securities 2020-1 LLC(a)	2.98		11/15/2035	937,841	937,828	949,208
Business Jet Securities 2021-1 LLC(a)	2.16		4/15/2036	4,770,000	4,770,000	4,755,478
Capital Automotive LLC 2017-1A A1(a)	3.87		4/15/2047	284,277	284,200	284,748
Carmax Auto Owner Trust 2019-2	3.41		10/15/2025	615,000	614,973	643,849
Carmax Auto Owner Trust 2019-4	2.80		4/15/2026	5,159,000	5,214,716	5,312,313
CarMax Auto Owner Trust 2020-4	1.75		4/15/2027	1,946,000	1,945,819	1,958,600
Carmax Auto Owner Trust 2021-1	1.28		7/15/2027	3,850,000	3,848,592	3,815,764
CARS-DB4 LP(a)	4.17		2/15/2050	2,189,000	2,188,081	2,249,536
Carvana Auto Receivables Trust 2019-4(a)	3.07		7/15/2025	3,547,000	3,546,962	3,688,121
Carvana Auto Receivables Trust 2021-N1	1.50		1/10/2028	6,441,000	6,439,995	6,435,570
Castlelake Aircraft Securitization Trust 2018-1(a)	4.13		6/15/2043	1,774,588	1,775,482	1,778,159
Castlelake Aircraft Securitization Trust 2019-1A(a)	3.97		4/15/2039	1,061,587	1,066,655	1,059,330
Castlelake Aircraft Securitization Trust 2019-1A(a)	5.10		4/15/2039	824,562	832,335	794,276
CF Hippolyta LLC(a)	2.28		7/15/2060	399,885	399,741	406,469

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Chase Education Loan Trust, 3M USD LIBOR + 0.220%	0.41	(b)%	3/28/2068	558,409	$530,778	$507,966
CLI Funding VI LLC(a)	3.71		5/18/2044	917,958	917,958	920,877
College Ave Student Loans 2021-A LLC(a)	2.32		7/25/2051	5,705,000	5,702,545	5,642,912
College Avenue Student Loans LLC, 1M USD LIBOR + 1.650%(a)	1.76	(b)	11/26/2046	701,153	701,951	712,228
College Avenue Student Loans LLC(a)	3.81		12/28/2048	1,351,000	1,350,877	1,387,750
College Avenue Student Loans LLC 2018-A, 1M USD LIBOR + 1.200%(a)	1.31	(b)	12/26/2047	715,525	715,525	719,802
College Loan Corp. Trust I 2005-2 B, 3M USD LIBOR + 0.490%	0.73	(b)	1/15/2037	124,285	111,824	114,207
Commonbond Student Loan Trust 2017-A-GS(a)	3.47		5/25/2041	663,201	654,540	685,556
Commonbond Student Loan Trust 2017-A-GS(a)	5.28		5/25/2041	88,905	88,895	96,434
Commonbond Student Loan Trust 2018-A-GS(a)	3.82		2/25/2044	59,408	59,396	60,217
Commonbond Student Loan Trust 2018-BGS(a)	4.12		9/25/2045	66,306	66,298	67,516
Commonbond Student Loan Trust 2018-C-GS(a)	4.35		2/25/2046	39,537	39,533	40,456
Credit Suisse ABS Repackaging Trust 2013-A B(a)	2.50		1/25/2030	25,831	24,935	25,904
DB Master Finance LLC(a)	3.79		5/20/2049	932,795	932,795	949,068
DB Master Finance LLC(a)	4.02		5/20/2049	1,102,215	1,102,215	1,150,550
DB Master Finance LLC(a)	4.03		11/20/2047	970,000	939,032	1,029,568
Diamond Resorts Owner Trust 2018-1(a)	3.70		1/21/2031	238,704	238,703	249,223
Domino’s Pizza Master Issuer LLC(a)	4.12		7/25/2048	645,150	645,150	674,943
Drive Auto Receivables Trust 2019-4	2.70		2/16/2027	1,983,000	1,982,960	2,044,774
Earnest Student Loan Program 2017-A LLC(a)	3.59		1/25/2041	369,001	368,742	371,677
EdLinc Student Loan Funding Trust 2017-A A, PRIME - 1.150%(a)	2.10	(b)	12/1/2047	786,447	782,294	776,622
EDvestinU Private Education Loan Issue No 1 LLC(a)	3.58		11/25/2038	1,277,309	1,277,102	1,324,232
Elara HGV Timeshare Issuer 2016-A LLC(a)	3.22		4/25/2028	416,439	413,244	413,827
Elara HGV Timeshare Issuer LLC 2014-A B(a)	3.02	(c)	2/25/2027	4,918	4,892	4,917
Elara HGV Timeshare Issuer LLC 2016-A A(a)	2.73		4/25/2028	603,946	595,423	600,670
Elara HGV Timeshare Issuer LLC 2017-A(a)	2.96		3/25/2030	1,005,355	998,881	988,150
Elara HGV Timeshare Issuer LLC 2017-A A(a)	2.69		3/25/2030	180,623	180,611	186,041
Elara HGV Timeshare Issuer LLC 2019-A(a)	3.45		1/25/2034	2,001,957	2,001,510	1,955,981
ELFI Graduate Loan Program LLC 2018-A(a)	4.00		8/25/2042	267,920	263,043	277,860
Exeter Automobile Receivables Eart 2019 1A(a)	4.13		12/16/2024	7,435,000	7,665,103	7,743,574
Exeter Automobile Receivables Trust 2019-3(a)	3.11		8/15/2025	1,545,000	1,544,749	1,600,537
Flagship Credit Auto Trust 2017-4(a)	3.63		1/15/2024	3,500,000	3,556,105	3,620,482

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Flagship Credit Auto Trust 2019-1(a)	3.60%		2/18/2025	2,175,000	$2,176,180	$2,259,628
FNA VI LLC(a)	1.35		1/10/2032	10,187,716	10,186,121	10,170,990
Goal Capital Funding Trust 2010-1 A, 3M USD LIBOR + 0.700%(a)	0.89	(b)	8/25/2048	98,823	95,250	99,102
Goal Structured Solution Trust 2015-1 B, 1M USD LIBOR + 1.500%(a)	1.61	(b)	9/25/2043	100,000	78,080	100,000
Goodgreen 2019-2(a)	2.76		10/15/2054	1,971,147	1,971,147	1,999,158
Goodgreen Trust 2016-1 A(a)	3.23		10/15/2052	607,719	600,511	618,724
Goodgreen Trust 2018-1A A(a)	3.93		10/15/2053	2,701,375	2,731,225	2,903,371
Goodgreen Trust 2019-1(a)	3.86		10/15/2054	2,232,809	2,233,198	2,342,609
HERO Funding Trust 2015-1A A(a)	3.84		9/21/2040	347,533	353,251	364,449
HERO Funding Trust 2016-4A A1(a)	3.57		9/20/2047	162,278	162,218	168,970
HERO Funding Trust 2017-2A A1(a)	3.28		9/20/2048	62,235	62,228	64,037
HERO Funding Trust 2017-2A A2(a)	4.07		9/20/2048	48,922	50,060	50,452
HERO Funding Trust 2017-3A A1(a)	3.19		9/20/2048	412,652	412,521	431,229
HERO Funding Trust 2018-1(a)	4.67		9/20/2048	657,030	669,965	720,559
Hertz Fleet Lease Funding LP(a)	3.44		1/10/2033	2,625,000	2,624,623	2,680,383
Hertz Vehicle Financing II LP(a)	3.29		7/25/2022	1,000,000	994,686	1,002,876
Hertz Vehicle Financing II LP(a)	3.56		10/25/2021	2,300,000	2,296,084	2,290,533
Hertz Vehicle Financing II LP(a)	3.60		2/25/2024	3,200,000	3,252,638	3,193,253
Hertz Vehicle Financing II LP(a)	4.39		2/25/2024	3,000,000	2,714,122	2,982,412
Hertz Vehicle Financing LLC 2018-3(a)	4.37		7/25/2024	620,000	620,896	620,948
Higher Education Funding I 2004-1 B1, 28 day ARS(a)	3.41	(b)	1/1/2044	950,000	841,937	817,522
Hilton Grand Vacations Trust 2017-AA B(a)	2.96	(c)	12/26/2028	378,310	379,240	382,215
Hilton Grand Vacations Trust 2018-A(a)	3.54		2/25/2032	213,362	213,357	224,823
Hilton Grand Vacations Trust 2019-A(a)	2.84		7/25/2033	1,712,720	1,712,720	1,730,456
Horizon Aircraft Finance I Ltd. 2018-1 A(a)	4.46		12/15/2038	436,656	436,648	441,811
Horizon Aircraft Finance III Ltd.(a)	3.43		11/15/2039	953,481	907,615	941,179
ITE Rail Fund Levered LP(a)	2.25		2/28/2051	3,523,723	3,523,640	3,510,186
KDAC Aviation Finance Ltd.(a)	4.21		12/15/2042	994,965	992,322	962,746
Kestrel Aircraft Funding Ltd.(a),(d)	4.25		12/15/2038	3,296,535	3,356,478	3,301,401
Laurel Road Prime Student Loan Trust 2017-B CFX(a)	3.61		8/25/2042	235,506	235,473	240,249
Laurel Road Prime Student Loan Trust 2017-C B(a)	2.95		11/25/2042	271,253	271,157	277,978
Laurel Road Prime Student Loan Trust 2019-A(a)	3.00		10/25/2048	687,875	687,817	696,781
Lendmark Funding Trust 2018-1(a)	3.81		12/21/2026	630,000	629,976	632,648
MACH 1 Cayman 2019-1 Ltd.(a)	3.47		10/15/2039	1,303,728	1,303,687	1,311,478
Marlette Funding Trust 2019-2(a)	3.53		7/16/2029	976,000	975,840	996,071
Mosaic Solar Loan Trust 2018-2-GS(a)	4.20		2/22/2044	382,939	382,881	416,243
Mosaic Solar Loans LLC 2017-1A A(a)	4.45		6/20/2042	55,368	55,354	60,343
Navient Student Loan Trust 2015-1 B, 1M USD LIBOR + 1.500%	1.61	(b)	7/25/2052	1,100,000	1,096,061	1,059,254
Navistar Financial Dealer Note Master Owner Trust II, 1M USD LIBOR + 0.950%(a)	1.06	(b)	5/25/2024	1,108,000	1,108,000	1,107,918
Navistar Financial Dealer Note Master Owner Trust II, 1M USD LIBOR + 1.450%(a)	1.56	(b)	5/25/2024	1,018,000	1,018,000	1,018,000

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Nelnet Private Education Loan Trust 2016-A A1A, 1M USD LIBOR + 1.750%(a)	1.86	(b)%	12/26/2040	72,194	$72,194	$72,585
Nelnet Private Education Loan Trust 2016-A A1B(a)	3.60		12/26/2040	86,643	86,585	88,202
Nelnet Student Loan Trust 2006-2 B, 3M USD LIBOR + 0.200%	0.42	(b)	1/25/2038	924,451	874,088	804,869
Nelnet Student Loan Trust 2006-3, 3M USD LIBOR + 0.250%	0.45	(b)	6/25/2041	1,467,463	1,379,526	1,314,785
Nelnet Student Loan Trust 2007-2(a)	1.37		6/25/2035	2,000,000	1,977,005	1,979,564
Nelnet Student Loan Trust 2012-4, 1M USD LIBOR + 1.000%(a)	1.11	(b)	7/26/2049	900,000	870,705	861,622
New Residential Advance Receivables Trust Advance Receivables Backed 2020-T1(a)	5.47		8/15/2053	1,651,000	1,651,000	1,654,819
NovaStar Mortgage Funding Trust 2004-4 M5, 1M USD LIBOR + 1.725%	1.83	(b)	3/25/2035	105,955	105,955	105,963
NP SPE II LLC(a)	2.57		9/20/2049	635,094	635,094	651,879
NP SPE II LLC 2017-1A A1(a)	3.37		10/21/2047	300,836	300,836	309,150
NRZ Advance Receivables Trust 2015-ON1(a)	2.46		10/15/2052	1,688,000	1,688,000	1,688,039
Oak Street Investment Grade Net Lease Fund Series 2020-1(a)	2.26		11/20/2050	1,654,000	1,653,820	1,626,293
Oak Street Investment Grade Net Lease Fund Series 2021-1(a)	2.80		1/20/2051	6,000,000	5,998,465	6,075,722
OneMain Financial Issuance Trust 2019-2(a)	3.66		10/14/2036	2,400,000	2,399,515	2,505,051
Orange Lake Timeshare Trust 2016-A B(a)	2.91		3/8/2029	213,387	211,060	214,283
Orange Lake Timeshare Trust 2018-A(a)	3.74		11/8/2030	422,952	429,470	431,259
Orange Lake Timeshare Trust 2019-A(a)	4.93		4/9/2038	1,648,589	1,648,270	1,665,778
Oxford Finance Funding 2020-1 LLC(a)	3.10		2/15/2028	1,296,000	1,296,000	1,324,891
Oxford Finance Funding 2020-1 LLC(a)	4.04		2/15/2028	1,750,000	1,782,133	1,807,520
Pennsylvania Higher Education Assistance Agency	1.30	(b)	10/25/2042	750,000	740,186	746,301
Pioneer Aircraft Finance Ltd.(a),(d)	3.97		6/15/2044	936,401	936,401	929,537
Planet Fitness Master Issuer LLC(a)	4.26		9/5/2048	2,535,000	2,552,193	2,576,724
RAMP Series 2005-EFC1 Trust, 1M USD LIBOR + 0.650%	1.09	(b)	5/25/2035	2,300,000	2,297,247	2,302,726
Santander Consumer Auto Receivables Trust 2021-A(a)	1.57		1/15/2027	1,500,000	1,499,470	1,480,160
Santander Drive Auto Receivables Trust 2020-4	1.48		1/15/2027	401,000	400,928	402,985
Santander Revolving Auto Loan Trust 2019-A(a)	3.00		1/26/2032	439,000	438,869	462,517
Santander Revolving Auto Loan Trust 2019-A(a)	3.45		1/26/2032	1,277,000	1,296,919	1,341,765
SBA Tower Trust(a)	2.84		1/15/2050	5,300,000	5,300,000	5,533,157
SBA Tower Trust(a)	3.87		10/15/2049	1,300,000	1,304,883	1,377,186
Sierra Receivables Funding Co LLC 2017-1A A(a)	2.91		3/20/2034	229,218	229,818	232,704
Sierra Timeshare 2018-3 Receivables Funding LLC(a)	5.20		9/20/2035	308,104	311,030	315,972
Sierra Timeshare 2019-1 Receivables Funding LLC(a)	3.77		1/20/2036	738,862	742,230	758,031

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
Sierra Timeshare 2019-1 Receivables Funding LLC(a)	4.75%		1/20/2036	981,361	$982,596	$1,011,761
Sierra Timeshare 2019-3 Receivables Funding LLC(a)	3.00		8/20/2036	2,815,193	2,814,941	2,855,877
Sierra Timeshare 2019-3 Receivables Funding LLC(a)	4.18		8/20/2036	1,372,279	1,372,438	1,391,446
Sierra Timeshare 2020-2 Receivables Funding LLC(a)	3.51		7/20/2037	391,622	391,575	403,270
Sierra Timeshare 2021-1 Receivables Funding LLC(a)	1.79		11/20/2037	1,830,000	1,829,758	1,814,642
Sierra Timeshare Receivables Funding LLC 2019-2(a)	4.54		5/20/2036	1,256,906	1,260,585	1,291,245
SLC Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.200%	0.40	(b)	2/15/2045	539,776	490,347	503,125
SLC Student Loan Trust 2006-1, 3M USD LIBOR + 0.210%	0.39	(b)	3/15/2055	1,906,710	1,780,246	1,726,665
SLC Student Loan Trust 2006-2 B, 3M USD LIBOR + 0.230%	0.41	(b)	12/15/2039	1,424,083	1,332,935	1,270,108
SLM Student Loan Trust 2003-11, 3M USD LIBOR + 0.650%	0.83	(b)	12/15/2038	799,986	763,838	759,973
SLM Student Loan Trust 2003-14 A6, 3M USD LIBOR + 0.300%	0.52	(b)	7/25/2025	18,999	18,622	18,990
SLM Student Loan Trust 2003-4 B, 3M USD LIBOR + 0.650%	0.83	(b)	6/15/2038	309,227	297,009	290,909
SLM Student Loan Trust 2004-1, 3M USD LIBOR + 0.500%	0.72	(b)	7/25/2039	447,085	426,905	418,054
SLM Student Loan Trust 2004-8, 3M USD LIBOR + 0.460%	0.68	(b)	1/25/2040	937,483	892,152	884,438
SLM Student Loan Trust 2005-4 B, 3M USD LIBOR + 0.180%	0.40	(b)	7/25/2055	600,114	538,058	558,670
SLM Student Loan Trust 2005-5, 3M USD LIBOR + 0.250%	0.47	(b)	10/25/2040	602,106	567,585	559,065
SLM Student Loan Trust 2005-6 B, 3M USD LIBOR + 0.290%	0.51	(b)	1/25/2044	1,741,787	1,632,937	1,615,182
SLM Student Loan Trust 2005-9, 3M USD LIBOR + 0.300%	0.52	(b)	1/25/2041	694,363	665,853	648,761
SLM Student Loan Trust 2006-2(e)	Zero Coupon		1/25/2041	3,956	1,621,960	2,441,160
SLM Student Loan Trust 2006-5 B, 3M USD LIBOR + 0.210%	0.43	(b)	10/25/2040	469,596	421,614	433,433
SLM Student Loan Trust 2006-7 B, 3M USD LIBOR + 0.200%	0.42	(b)	1/27/2042	448,630	419,047	415,975
SMB Private Education Loan Trust 2014-A(a)	4.00		9/15/2042	1,250,000	1,270,676	1,292,731
SMB Private Education Loan Trust 2014-A A2B, 1M USD LIBOR + 1.150%(a)	1.26	(b)	5/15/2026	76,159	76,520	76,243
SMB Private Education Loan Trust 2015-A A2B, 1M USD LIBOR + 1.000%(a)	1.11	(b)	6/15/2027	20,067	19,860	20,089
SMB Private Education Loan Trust 2015-A A3, 1M USD LIBOR + 1.500%(a)	1.61	(b)	2/17/2032	900,000	916,914	910,371
SMB Private Education Loan Trust 2015-C(a)	4.50		9/17/2046	1,710,000	1,752,967	1,827,594
SMB Private Education Loan Trust 2016-C A2B, 1M USD LIBOR + 1.100%(a)	1.21	(b)	9/15/2034	142,208	142,208	143,475

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
SoFi Alternative Trust 2019-C(a),(e)	2.32%		1/25/2045	2,294,982	$2,370,345	$2,440,874
SoFi Consumer Loan Program 2020-1 Trust(a)	2.94		1/25/2029	4,000,000	3,999,382	4,027,908
SoFi Consumer Loan Program Trust 2019-3(a)	3.89		5/25/2028	2,766,000	2,767,747	2,866,133
SoFi Professional Loan Program 2017-C LLC(a)	4.21		7/25/2040	2,410,000	2,518,643	2,475,271
SoFi Professional Loan Program 2019-A LLC(a)	4.11		6/15/2048	870,000	876,409	913,770
SoFi Professional Loan Program LLC 2015-C A2(a)	2.51		8/25/2033	10,679	10,636	10,827
SoFi Professional Loan Program LLC 2016-B A1, 1M USD LIBOR + 1.200%(a)	1.31	(b)	6/25/2033	119,158	120,324	119,882
SoFi Professional Loan Program LLC 2016-D A1, 1M USD LIBOR + 0.950%(a)	1.06	(b)	1/25/2039	22,881	22,881	22,972
Stack Infrastructure Issuer LLC(a)	1.89		8/25/2045	674,000	674,000	675,469
Store Master Funding I-VII A3(a)	4.40		10/20/2048	1,873,083	1,891,936	1,980,189
TAL Advantage VII LLC(a)	3.82		9/20/2045	2,463,500	2,462,959	2,505,488
Terwin Mortgage Trust 2006-5, 1M USD LIBOR + 0.210%(a)	0.32	(b)	7/25/2037	2,573,285	2,535,357	2,538,953
TLF National Tax Lien Trust 2017-1(a)	3.09		12/15/2029	90,858	90,426	91,434
Trafigura Securitisation Finance plc 2018-1, 1M USD LIBOR + 0.730%(a),(d)	0.84	(b)	3/15/2022	1,820,000	1,817,769	1,820,426
Trafigura Securitisation Finance plc 2018-1(a),(d)	4.29		3/15/2022	1,800,000	1,799,965	1,802,295
Trinity Rail Leasing 2019 LLC(a)	3.82		4/17/2049	2,095,952	2,094,940	2,142,247
TRIP Rail Master Funding LLC 2011-1A A2(a)	6.02		7/15/2041	1,248,118	1,326,219	1,260,816
TRIP Rail Master Funding LLC 2017-1A A1(a)	2.71		8/15/2047	29,594	29,594	29,614
Vantage Data Centers LLC(a)	1.65		9/15/2045	2,475,000	2,475,000	2,475,846
VSE 2018-A Voi Mortgage LLC(a)	4.02		2/20/2036	205,695	205,671	210,418
Wachovia Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.300%	0.52	(b)	10/25/2040	498,766	461,823	467,072
Welk Resorts LLC 2017-AA B(a)	3.41		6/15/2033	502,376	504,721	502,941
Westgate Resorts LLC 2017-1A A(a)	3.05		12/20/2030	100,847	100,847	101,790
Westgate Resorts LLC 2018-1(a)	3.38		12/20/2031	272,905	272,511	276,769
Westlake Automobile Receivables Trust 2019-3(a)	3.59		3/17/2025	2,182,000	2,181,719	2,256,183
Westlake Automobile Receivables Trust 2021-1(a)	1.23		4/15/2026	12,036,000	12,033,444	12,025,252
Westlake Automobile Receivables Trust 2021-1(a)	2.33		8/17/2026	5,269,000	5,267,977	5,253,634
Willis Engine Structured Trust IV(a)	4.75		9/15/2043	1,035,324	1,049,183	1,029,506

Total Other Asset-Backed Securities				258,979,395	260,125,984	263,707,467

Total Asset-Backed Securities				319,899,303	321,052,395	324,704,344

Corporate Bonds — 46.5%*:
Aerospace/Defense — 0.3%*:
Boeing Co. (The)	1.17		2/4/2023	2,815,000	2,815,000	2,829,265

Agriculture — 1.5%*:
BAT Capital Corp.(d)	3.22		8/15/2024	3,115,000	3,137,674	3,315,798

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Agriculture (continued):
BAT Capital Corp.(d)	4.70%		4/2/2027	1,790,000	$2,066,352	$2,013,905
Bunge Ltd. Finance Corp.	3.00		9/25/2022	1,840,000	1,830,103	1,896,833
Imperial Brands Finance plc(a),(d)	3.13		7/26/2024	2,677,000	2,742,424	2,828,819
Imperial Brands Finance plc(a),(d)	3.50		2/11/2023	1,347,000	1,349,624	1,401,191
Wens Foodstuffs Group Co. Ltd.(d)	2.35		10/29/2025	3,350,000	3,319,348	3,214,241

Total Agriculture				14,119,000	14,445,525	14,670,787

Airlines — 0.1%*:
Delta Air Lines, Inc. / SkyMiles IP Ltd.(a)	4.50		10/20/2025	755,000	755,000	803,967

Auto Manufacturers — 2.0%*:
Ford Motor Credit Co. LLC, 3M USD LIBOR + 0.810%	1.05	(b)	4/5/2021	1,135,000	1,135,000	1,135,000
Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.235%	1.43	(b)	2/15/2023	985,000	985,000	975,206
Ford Motor Credit Co. LLC	3.09		1/9/2023	1,860,000	1,863,505	1,890,188
Ford Motor Credit Co. LLC	3.35		11/1/2022	3,435,000	3,456,939	3,504,387
General Motors Co.	6.13		10/1/2025	815,000	961,454	958,001
General Motors Financial Co., Inc.	3.25		1/5/2023	3,942,000	3,919,076	4,106,211
Harley-Davidson Financial Services, Inc.(a)	3.35		6/8/2025	886,000	932,064	928,153
Harley-Davidson, Inc.	3.50		7/28/2025	1,425,000	1,533,077	1,515,701
Hyundai Capital America(a)	2.38		2/10/2023	1,920,000	1,926,329	1,970,809
Hyundai Capital America(a)	2.85		11/1/2022	1,320,000	1,319,906	1,361,259
Nissan Motor Acceptance Corp.(a),(d)	1.90		9/14/2021	670,000	669,477	672,994

Total Auto Manufacturers				18,393,000	18,701,827	19,017,909

Auto Parts&Equipment — 0.3%*:
Metalsa SA de CV(a),(d)	4.90		4/24/2023	2,300,000	2,405,295	2,406,662

Beverages — 0.4%*:
Bacardi Ltd.(a),(d)	4.45		5/15/2025	3,304,000	3,634,536	3,667,407
Molson Coors Beverage Co.	2.10		7/15/2021	325,000	324,821	326,018

Total Beverages				3,629,000	3,959,357	3,993,425

Chemicals — 1.5%*:
DuPont de Nemours, Inc.	4.49		11/15/2025	2,960,000	3,220,169	3,343,936
MEGlobal Canada ULC(a),(d)	5.00		5/18/2025	5,450,000	6,077,248	6,047,797
RPM International, Inc.	3.45		11/15/2022	1,155,000	1,158,245	1,195,552
Syngenta Finance NV(a),(d)	4.44		4/24/2023	3,800,000	3,910,890	3,980,895
Syngenta Finance NV(a),(d)	4.89		4/24/2025	200,000	215,953	214,025

Total Chemicals				13,565,000	14,582,505	14,782,205

Commercial Banks — 10.2%*:
ABN AMRO Bank NV(a),(d)	4.75		7/28/2025	3,240,000	3,613,746	3,625,080
Arab National Bank, 5 year CMT + 2.974%(d)	3.33		10/28/2030	3,150,000	3,278,138	3,227,188
Banco de Credito del Peru, 5 year CMT + 3.000%(a),(d)	3.13		7/1/2030	3,150,000	3,256,486	3,150,000
Banco Santander SA(d)	1.85		3/25/2026	3,200,000	3,200,000	3,192,409
Bank of America Corp., 3M USD LIBOR + 0.930%	2.82	(b)	7/21/2023	4,734,000	4,854,858	4,873,287
Bank of America Corp.	4.00		1/22/2025	3,341,000	3,663,744	3,650,278
Bank of America Corp. MTN	3.95		4/21/2025	905,000	994,901	991,679
Bank of Nova Scotia (The)(d)	4.50		12/16/2025	5,538,000	6,229,776	6,257,096

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Commercial Banks (continued):
Barclays Bank plc, 3M USD LIBOR + 1.380%(d)	1.57(b)%	5/16/2024	1,235,000	$1,230,336	$1,252,644
Barclays Bank plc(a),(d)	10.18	6/12/2021	3,435,000	3,484,545	3,493,983
BPCE SA(a),(d)	5.70	10/22/2023	3,525,000	3,851,570	3,938,456
Burgan Bank SAK, 5 year CMT + 2.229%(d)	2.75(b)	12/15/2031	2,000,000	2,000,000	1,855,000
Citigroup, Inc.	4.40	6/10/2025	5,340,000	5,858,558	5,933,080
Credit Suisse AG(a),(d)	6.50	8/8/2023	4,510,000	4,870,450	4,959,873
Danske Bank A/S(a),(d)	5.00	1/12/2022	1,990,000	2,025,121	2,055,504
Deutsche Bank AG, SOFR + 2.159%(d)	2.22(b)	9/18/2024	2,815,000	2,815,000	2,889,371
Discover Bank	4.20	8/8/2023	2,185,000	2,224,009	2,357,423
Goldman Sachs Group, Inc. (The)	4.25	10/21/2025	10,840,000	12,130,073	12,100,185
HSBC Holdings plc(d)	4.25	3/14/2024	5,115,000	5,410,828	5,560,189
HSBC Holdings plc(d)	4.25	8/18/2025	200,000	219,966	219,806
ING Groep NV, SOFR + 0.920%	1.73(b)	4/1/2027	2,103,000	2,103,000	2,099,985
Macquarie Group Ltd., SOFR + 1.069%(a),(d)	1.34(b)	1/12/2027	2,430,000	2,430,000	2,383,303
Mitsubishi UFJ Financial Group, Inc.(d)	2.67	7/25/2022	2,580,000	2,560,014	2,653,355
Morgan Stanley	4.10	5/22/2023	1,785,000	1,870,273	1,908,645
Morgan Stanley	4.35	9/8/2026	2,550,000	2,893,747	2,882,457
Sberbank of Russia Via SB Capital SA(a),(d)	5.25	5/23/2023	3,150,000	3,359,367	3,335,063
Societe Generale SA, 1 year CMT + 1.100%(a),(d)	1.49(b)	12/14/2026	3,281,000	3,284,687	3,223,055
Synchrony Bank	3.00	6/15/2022	1,680,000	1,656,499	1,725,810
UBS Group AG(a),(d)	4.13	9/24/2025	2,450,000	2,702,816	2,718,305

Total Commercial Banks			92,457,000	98,072,508	98,512,509

Commercial Services — 0.7%*:
Adani Ports & Special Economic Zone Ltd.(a),(d)	3.38	7/24/2024	5,878,000	5,979,192	6,168,226

Distribution/Wholesale — 0.7%*:
Li & Fung Ltd.(d)	4.50	8/18/2025	6,900,000	7,129,544	7,038,000

Diversified Financial Services — 5.4%*:
AerCap Ireland Capital DAC / AerCap Global Aviation Trust(d)	2.88	8/14/2024	4,960,000	4,964,209	5,114,300
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.50	9/15/2023	1,095,000	1,089,586	1,177,741
Africa Finance Corp.(d)	3.13	6/16/2025	3,898,000	4,014,467	4,005,663
Aircastle Ltd.	5.00	4/1/2023	4,871,000	5,007,827	5,191,586
Antares Holdings LP(a)	3.95	7/15/2026	3,550,000	3,543,021	3,578,521
Antares Holdings LP(a)	6.00	8/15/2023	2,160,000	2,205,045	2,265,252
Athene Global Funding(a)	2.75	6/25/2024	2,705,000	2,710,511	2,849,323
Aviation Capital Group LLC(a)	1.95	1/30/2026	2,425,000	2,402,734	2,361,642
Avolon Holdings Funding Ltd.(a),(d)	2.88	2/15/2025	1,470,000	1,468,645	1,464,066
BGC Partners, Inc.	4.38	12/15/2025	2,615,000	2,687,256	2,783,165
Brookfield Finance LLC(d)	4.00	4/1/2024	2,275,000	2,328,220	2,470,162
Element Fleet Management Corp.	1.60	4/6/2024	1,225,000	1,223,567	1,223,567
Genpact Luxembourg Sarl	3.70	4/1/2022	2,175,000	2,180,388	2,229,231
Lazard Group LLC	3.75	2/13/2025	3,430,000	3,619,949	3,725,287
LeasePlan Corp. NV(a),(d)	2.88	10/24/2024	1,502,000	1,511,019	1,579,031
Park Aerospace Holdings Ltd.(a),(d)	5.25	8/15/2022	6,270,000	6,371,725	6,582,203
SPARC EM SPC Panama Metro Line 2 SP(a),(d)	Zero Coupon	12/5/2022	970,553	951,470	946,299

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Diversified Financial Services (continued):
Synchrony Financial	2.85%	7/25/2022	2,510,000	$2,511,609	$2,577,462

Total Diversified Financial Services			50,106,553	50,791,248	52,124,501

Electric — 0.9%*:
Alliant Energy Finance LLC(a)	1.40	3/15/2026	1,085,000	1,083,095	1,063,851
National Central Cooling Co. PJSC(d)	2.50	10/21/2027	2,519,000	2,492,050	2,452,876
Pacific Gas and Electric Co.	1.75	6/16/2022	4,070,000	4,070,458	4,076,162
Puget Energy, Inc.	6.00	9/1/2021	1,275,000	1,289,889	1,303,099

Total Electric			8,949,000	8,935,492	8,895,988

Energy-Alternate Sources — 0.2%*:
SK Battery America, Inc.(d)	1.63	1/26/2024	1,350,000	1,346,708	1,338,661

Gas — 0.7%*:
Atmos Energy Corp.	0.63	3/9/2023	1,840,000	1,839,929	1,840,718
ONE Gas, Inc.	1.10	3/11/2024	4,910,000	4,904,459	4,908,224

Total Gas			6,750,000	6,744,388	6,748,942

Housewares — 0.4%*:
Newell Brands, Inc.	4.35	4/1/2023	3,749,000	3,808,837	3,959,806

Insurance — 2.0%*:
AmTrust Financial Services, Inc.	6.13	8/15/2023	3,245,000	3,301,041	3,246,758
Athene Global Funding(a)	2.50	1/14/2025	1,610,000	1,612,363	1,667,186
CNO Financial Group, Inc.	5.25	5/30/2025	4,225,000	4,795,450	4,782,523
Enstar Group Ltd.	4.50	3/10/2022	2,750,000	2,765,348	2,832,986
GA Global Funding Trust(a)	1.63	1/15/2026	1,300,000	1,298,565	1,297,758
Trinity Acquisition PLC	3.50	9/15/2021	2,662,000	2,663,782	2,690,365
Unum Group	3.88	11/5/2025	2,625,000	2,685,848	2,839,932

Total Insurance			18,417,000	19,122,397	19,357,508

Internet — 0.3%*:
Weibo Corp.(d)	3.50	7/5/2024	2,300,000	2,398,390	2,423,230

Investment Company Security — 1.9%*:
Ares Capital Corp.	3.88	1/15/2026	3,315,000	3,556,943	3,492,200
Ares Capital Corp.	4.20	6/10/2024	2,610,000	2,666,539	2,813,943
BlackRock TCP Capital Corp.	3.90	8/23/2024	3,630,000	3,599,965	3,848,838
BlackRock TCP Capital Corp.	4.13	8/11/2022	1,140,000	1,138,549	1,178,952
Golub Capital BDC, Inc.	2.50	8/24/2026	1,365,000	1,360,961	1,334,735
Sixth Street Specialty Lending, Inc.	2.50	8/1/2026	2,325,000	2,302,536	2,304,641
Sixth Street Specialty Lending, Inc.	3.88	11/1/2024	3,360,000	3,357,436	3,525,247

Total Investment Company Security			17,745,000	17,982,929	18,498,556

Iron/Steel — 1.6%*:
Reliance Steel & Aluminum Co.	1.30	8/15/2025	1,510,000	1,505,965	1,490,616
Severstal OAO Via Steel Capital SA(a),(d)	3.15	9/16/2024	5,878,000	6,047,188	6,041,482
Steel Dynamics, Inc.	2.40	6/15/2025	710,000	707,715	739,717
Steel Dynamics, Inc.	2.80	12/15/2024	1,070,000	1,069,396	1,131,412
Vale Overseas Ltd.(d)	6.25	8/10/2026	5,314,000	6,333,914	6,301,075

Total Iron/Steel			14,482,000	15,664,178	15,704,302

IT Services — 0.5%*:
Dell International LLC/EMC Corp.(a)	4.00	7/15/2024	2,472,000	2,529,096	2,682,440

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
IT Services (continued):
Dell International LLC/EMC Corp.(a)	5.85%	7/15/2025	1,855,000	$2,093,712	$2,161,755

Total IT Services			4,327,000	4,622,808	4,844,195

Lodging — 0.6%*:
Las Vegas Sands Corp.	3.20	8/8/2024	4,595,000	4,605,217	4,790,463
Marriott International, Inc.	5.75	5/1/2025	679,000	678,977	778,875

Total Lodging			5,274,000	5,284,194	5,569,338

Machinery-Diversified — 0.3%*:
CNH Industrial Capital LLC	1.95	7/2/2023	515,000	512,544	528,818
CNH Industrial Capital LLC	3.88	10/15/2021	1,110,000	1,112,548	1,128,787
CNH Industrial NV(d)	4.50	8/15/2023	900,000	907,304	975,254

Total Machinery-Diversified			2,525,000	2,532,396	2,632,859

Media — 1.0%*:
Cable Onda SA(a),(d)	4.50	1/30/2030	3,220,000	3,486,005	3,404,144
Sirius XM Radio, Inc.(a)	3.88	8/1/2022	1,898,000	1,893,496	1,905,117
ViacomCBS, Inc.	4.75	5/15/2025	4,075,000	4,622,802	4,606,961

Total Media			9,193,000	10,002,303	9,916,222

Mining — 0.5%*:
Glencore Finance Canada Ltd.(a),(d)	4.25	10/25/2022	484,000	492,499	509,780
Glencore Funding LLC(a),(d)	3.00	10/27/2022	730,000	729,286	753,303
Glencore Funding LLC(a),(d)	4.13	5/30/2023	1,880,000	1,906,476	2,010,416
Kinross Gold Corp.	5.13	9/1/2021	1,365,000	1,370,119	1,374,844

Total Mining			4,459,000	4,498,380	4,648,343

Oil and Gas — 2.7%*:
Cenovus Energy, Inc.(d)	3.00	8/15/2022	2,120,000	2,149,090	2,168,850
Continental Resources, Inc.	5.00	9/15/2022	361,000	360,712	361,289
Diamondback Energy, Inc.	0.90	3/24/2023	3,195,000	3,194,684	3,194,530
EQT Corp.	3.00	10/1/2022	3,185,000	3,148,031	3,232,775
EQT Corp.	7.63	2/1/2025	1,660,000	1,692,400	1,910,469
Occidental Petroleum Corp.	5.50	12/1/2025	5,410,000	5,437,526	5,710,201
Ovintiv Exploration, Inc.	5.63	7/1/2024	3,125,000	3,382,371	3,435,119
Petroleos Mexicanos(d)	4.63	9/21/2023	5,725,000	5,860,915	5,882,151

Total Oil and Gas			24,781,000	25,225,729	25,895,384

Packaging and Containers — 0.2%*:
Graphic Packaging International LLC(a)	1.51	4/15/2026	1,975,000	1,975,000	1,960,380

Pharmaceuticals — 1.2%*:
AbbVie, Inc.	3.80	3/15/2025	1,925,000	2,053,527	2,105,206
Cardinal Health, Inc., 3M USD LIBOR + 0.770%	0.95(b)	6/15/2022	3,085,000	3,084,817	3,107,261
McKesson Corp.	0.90	12/3/2025	2,480,000	2,479,361	2,427,770
Mylan, Inc.(a)	3.13	1/15/2023	1,920,000	1,894,749	2,000,436
Teva Pharmaceutical Finance Netherlands III B.V.(d)	2.20	7/21/2021	1,008,000	1,000,834	1,006,740
Viatris, Inc.(a)	1.65	6/22/2025	960,000	958,204	963,183

Total Pharmaceuticals			11,378,000	11,471,492	11,610,596

Pipelines — 1.6%*:
Energy Transfer Partners LP	4.20	9/15/2023	4,315,000	4,412,248	4,620,631
EnLink Midstream Partners LP	4.40	4/1/2024	2,870,000	2,867,651	2,892,960
EQM Midstream Partners LP	4.75	7/15/2023	2,250,000	2,281,463	2,334,375
Plains All American Pipeline LP / PAA Finance Corp.	4.65	10/15/2025	4,115,000	4,470,831	4,507,181

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Pipelines (continued):
Plains All American Pipeline LP/PAA Finance Corp.	4.50%	12/15/2026	725,000	$796,781	$795,345

Total Pipelines			14,275,000	14,828,974	15,150,492

Real Estate — 1.3%*:
Country Garden Holdings Co. Ltd.(d)	8.00	1/27/2024	5,503,000	5,874,790	5,853,816
MAF Sukuk Ltd.(d)	4.50	11/3/2025	3,150,000	3,477,885	3,449,250
Shimao Property Holdings Ltd.(d)	6.13	2/21/2024	3,100,000	3,275,632	3,259,844

Total Real Estate			11,753,000	12,628,307	12,562,910

Real Estate Investment Trusts — 1.9%*:
Host Hotels & Resorts LP	3.75	10/15/2023	5,310,000	5,501,615	5,619,114
Service Properties Trust	4.35	10/1/2024	2,175,000	2,241,065	2,162,248
Tanger Properties LP	3.75	12/1/2024	725,000	738,245	772,907
Tanger Properties LP	3.88	12/1/2023	1,890,000	1,914,856	1,981,458
Trust Fibra Uno(a),(d)	5.25	1/30/2026	2,772,000	2,993,965	3,052,665
VEREIT Operating Partnership LP	4.60	2/6/2024	2,940,000	3,079,655	3,216,337
VEREIT Operating Partnership LP	4.63	11/1/2025	1,650,000	1,809,807	1,861,867

Total REITS			17,462,000	18,279,208	18,666,596

Retail — 0.9%*:
Nordstrom, Inc.(a)	2.30	4/8/2024	1,160,000	1,160,000	1,161,843
O’Reilly Automotive, Inc.	3.85	6/15/2023	3,389,000	3,426,564	3,600,770
QVC, Inc.	4.38	3/15/2023	4,060,000	4,059,250	4,252,850

Total Retail			8,609,000	8,645,814	9,015,463

Storage/Warehousing — 0.3%*:
GLP China Holdings Ltd.(d)	4.97	2/26/2024	2,977,000	3,125,743	3,203,066

Telecommunications — 2.2%*:
AT&T, Inc.	1.70	3/25/2026	4,785,000	4,777,047	4,783,677
PT Tower Bersama Infrastructure Tbk(d)	4.25	1/21/2025	7,355,000	7,760,404	7,690,572
Qwest Corp.	6.75	12/1/2021	2,480,000	2,538,205	2,563,700
Sprint Communications, Inc.	9.25	4/15/2022	1,005,000	1,059,746	1,080,375
Telefonaktiebolaget LM Ericsson(d)	4.13	5/15/2022	2,650,000	2,655,069	2,743,651
Verizon Communications, Inc.	1.45	3/20/2026	2,475,000	2,470,150	2,475,479

Total Telecommunications			20,750,000	21,260,621	21,337,454

Venture Capital — 0.2%*:
Hercules Capital, Inc.	4.63	10/23/2022	1,625,000	1,621,978	1,654,280

Total Corporate Bonds			426,022,553	441,643,267	447,942,027

Mortgage-Backed Securities — 15.1%*:
Angel Oak Mortgage Trust 2019-3(a)	3.24(f)	5/25/2059	1,557,314	1,557,309	1,572,808
Angel Oak Mortgage Trust 2019-6(a)	3.39(f)	11/25/2059	3,250,000	3,250,000	3,281,362
Angel Oak Mortgage Trust 2021-1(a)	2.22(f)	1/25/2066	1,620,000	1,620,000	1,631,573
Angel Oak Mortgage Trust LLC 2020-5(a)	1.58(f)	5/25/2065	1,400,023	1,400,023	1,402,776
Angel Oak Mortgage Trust LLC 2020-5(a)	2.04(f)	5/25/2065	1,276,717	1,276,695	1,288,411
BAMLL Commercial Mortgage Securities Trust 2018-DSNY, 1M USD LIBOR + 1.350%(a)	1.46(b)	9/15/2034	270,000	270,000	267,991
BAMLL Commercial Mortgage Securities Trust 2019-BPR(a)	3.89(f)	11/5/2032	3,420,000	3,439,760	3,125,703

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Mortgage-Backed Securities (continued):
BHMS 2018-ATLS, 1M USD LIBOR + 1.500%(a)	1.61	(b)%	7/15/2035	1,800,000	$1,800,000	$1,795,483
BX Commercial Mortgage Trust 2019-XL, 1M USD LIBOR + 1.800%(a)	1.91	(b)	10/15/2036	1,131,435	1,131,435	1,130,727
BX Commercial Mortgage Trust 2019-XL, 1M USD LIBOR + 2.000%(a)	2.11	(b)	10/15/2036	3,643,540	3,652,129	3,640,130
BX Commercial Mortgage Trust 2020-BXLP, 1M USD LIBOR + 1.250%(a)	1.36	(b)	12/15/2036	1,327,310	1,313,901	1,326,111
BX Commercial Mortgage Trust 2020-BXLP, 1M USD LIBOR + 1.600%(a)	1.71	(b)	12/15/2036	5,406,042	5,405,569	5,399,551
CAMB Commercial Mortgage Trust 2019-LIFE, 1M USD LIBOR + 2.150%(a)	2.26	(b)	12/15/2037	1,499,283	1,499,283	1,499,281
Citigroup Mortgage Loan Trust 2019-IMC1(a)	3.03	(f)	7/25/2049	1,063,149	1,062,646	1,080,165
Citigroup Mortgage Loan Trust 2019-IMC1(a)	3.17	(f)	7/25/2049	3,101,000	3,100,432	3,157,018
COMM 2020-SBX Mortgage Trust(a)	2.32	(f)	1/10/2038	6,200,000	6,352,622	6,139,859
Connecticut Avenue Securities Trust 2019-R03, 1M USD LIBOR + 2.150%(a)	2.26	(b)	9/25/2031	927,063	932,388	929,136
Credit Suisse Mortgage Capital Certificates 2019-ICE4, 1M USD LIBOR + 1.600%(a)	1.71	(b)	5/15/2036	960,000	960,000	960,604
Credit Suisse Mortgage Capital Certificates 2019-ICE4, 1M USD LIBOR + 2.150%(a)	2.26	(b)	5/15/2036	4,000,000	3,976,790	4,006,084
CSMC 2021-NQM2(a),(e)	1.33	(f)	2/25/2066	6,200,000	6,199,915	6,199,915
Deephaven Residential Mortgage Trust 2019-2(a)	3.92	(f)	4/25/2059	672,000	672,000	679,471
Deephaven Residential Mortgage Trust 2019-4(a)	3.48	(f)	10/25/2059	4,400,000	4,399,951	4,439,207
Deephaven Residential Mortgage Trust 2021-1(a)	1.13	(f)	5/25/2065	2,426,538	2,426,496	2,423,391
Federal Home Loan Mortgage Corp., SOFR + 0.900%(a)	0.92	(b)	12/25/2050	3,445,329	3,445,329	3,447,704
Federal Home Loan Mortgage Corp., SOFR + 2.800%(a)	2.82	(b)	10/25/2050	2,306,000	2,306,000	2,320,801
Federal Home Loan Mortgage Corp., 1M USD LIBOR + 3.000%(a)	3.11	(b)	6/25/2050	5,931,580	5,931,580	5,951,513
Federal Home Loan Mortgage Corp. STACR REMIC Trust 2021-DNA1, SOFR + 1.800%(a)	1.82	(b)	1/25/2051	2,566,000	2,566,000	2,544,337
Freddie Mac STACR Trust 2018-DNA2, 1M USD LIBOR + 0.950%(a)	1.06	(b)	12/25/2030	4,605,000	4,605,000	4,601,151
FWD Securitization Trust 2020-INV1(a)	2.85	(f)	1/25/2050	1,804,000	1,803,913	1,824,672
GS Mortgage Securities Trust 2016-GS2	4.71	(f)	5/10/2049	1,000,000	1,049,304	1,094,497
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	3.96	(f)	4/15/2046	1,015,000	1,003,038	955,674
JP Morgan Mortgage Trust 2017-6 A5(a)	3.50	(f)	12/25/2048	48,252	48,853	48,284
JP Morgan Mortgage Trust 2018-1(a)	3.50	(f)	6/25/2048	29,494	29,723	29,502
KKR Industrial Portfolio Trust 2021-KDIP, 1M USD LIBOR + 1.550%(a)	1.66	(b)	12/15/2037	6,917,000	6,917,000	6,899,741
KNDL 2019-KNSQ Mortgage Trust, 1M USD LIBOR + 1.800%(a)	1.91	(b)	5/15/2036	865,000	865,000	864,730

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Mortgage-Backed Securities (continued):
Life 2021-BMR Mortgage Trust, 1M USD LIBOR + 1.750%(a)	1.86	(b)%	3/15/2038	1,918,000	$1,918,000	$1,921,069
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7	3.77	(f)	2/15/2046	1,340,000	1,370,445	1,354,852
Morgan Stanley Capital I Trust 2012-STAR(a)	4.06	(f)	8/5/2034	1,300,000	1,300,455	1,282,613
New Residential Mortgage Loan Trust 2020-NQM1(a)	3.21	(f)	1/26/2060	2,252,000	2,252,000	2,329,247
OBX 2020-INV1 Trust(a)	3.50	(f)	12/25/2049	1,874,978	1,908,464	1,875,626
OBX 2021-NQM1 Trust(a)	2.22	(f)	2/25/2066	1,798,000	1,797,951	1,798,000
One New York Plaza Trust 2020-1NYP, 1M USD LIBOR + 2.200%(a)	2.31	(b)	1/15/2026	2,787,000	2,787,000	2,814,813
One New York Plaza Trust 2020-1NYP, 1M USD LIBOR + 2.750%(a)	2.86	(b)	1/15/2026	1,874,000	1,874,000	1,892,701
PNMAC GMSR Issuer Trust 2018-GT1, 1M USD LIBOR + 2.850%(a)	2.96	(b)	2/25/2023	470,000	470,000	469,438
Shellpoint Co-Originator Trust 2016-1 2A3(a)	3.00	(f)	10/25/2031	358,746	361,695	363,677
STACR Trust 2018-DNA3, 1M USD LIBOR + 2.100%(a)	2.21	(b)	9/25/2048	3,100,000	3,125,098	3,111,019
STAR 2021-1 Trust(a)	1.53	(f)	5/25/2065	9,087,000	9,087,000	9,090,018
Starwood Mortgage Residential Trust 2019-INV1(a)	2.92	(f)	9/27/2049	2,073,266	2,073,266	2,110,729
Starwood Mortgage Residential Trust 2020-1(a)	2.88	(f)	2/25/2050	4,700,000	4,699,874	4,678,983
Starwood Mortgage Residential Trust 2020-INV(a)	2.50	(f)	11/25/2055	2,500,000	2,499,913	2,499,251
Structured Asset Investment Loan Trust 2004-11, 1M USD LIBOR + 0.930%	1.04	(b)	1/25/2035	5,452,322	5,455,132	5,343,288
Verus Securitization Trust 2019-4(a)	3.21	(f)	11/25/2059	1,750,000	1,750,000	1,770,920
Verus Securitization Trust 2019-INV2(a)	3.22	(f)	7/25/2059	2,074,692	2,074,667	2,116,653
Verus Securitization Trust 2019-INV3(a)	3.28	(f)	11/25/2059	1,462,000	1,461,966	1,503,332
Verus Securitization Trust 2020-1(a)	3.02	(f)	1/25/2060	4,646,000	4,646,000	4,775,183
Verus Securitization Trust 2020-4(a)	3.29	(f)	5/25/2065	2,348,000	2,347,925	2,434,861
Verus Securitization Trust 2021-1(a)	1.97	(f)	1/25/2066	2,247,000	2,246,915	2,241,973

Total Mortgage-Backed Securities				145,497,073	145,777,850	145,737,609

U.S. Treasury & Government Agencies — 0.5%*:
U.S. Treasury Bonds(g)	8.00		11/15/2021	5,000,000	5,184,553	5,246,484

Total Fixed Income				896,418,929	913,658,065	923,630,464

	COUNTERPARTY	STRIKE PRICE	EXPIRATION DATE	CONTRACTS	NOTIONAL	COST	UNREALIZED VALUE	FAIR VALUE
Purchased Options — 0.2%*:
Call Option Purchased — 0.0%*:
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	$2.44	12/13/2032	1,958,250	1,958,250	98,255	13,782	112,037

Put Options Purchased — 0.2%*:
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	2.94	12/13/2032	22,790,000	22,790,000	1,143,488	(16,120)	1,127,368

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	COUNTERPARTY	STRIKE PRICE	EXPIRATION DATE	CONTRACTS	NOTIONAL	COST	UNREALIZED VALUE	FAIR VALUE
Put Options Purchased (continued):
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	3.11	1/31/2033	7,500,000	7,500,000	$358,500	$(25,171)	$333,329

Total Put Options				30,290,000	30,290,000	1,501,988	(41,291)	1,460,697

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Short-Term Investments — 2.8%*:
Commercial Paper — 2.8%*:
Automobile — 0.3%*:
VW Credit Inc.(d)	0.36	2/11/2022	3,000,000	2,990,783	2,990,783

Chemicals — 1.1%*:
EI Dupont	0.33	12/8/2021	10,000,000	9,977,689	9,977,689

IT Services — 0.9%*:
AT&T, Inc.	0.41	12/15/2021	9,000,000	8,974,200	8,974,200

Media — 0.5%*:
Walt Disney Co.	0.30	9/24/2021	5,000,000	4,992,667	4,992,667

Total Commercial Paper			27,000,000	26,935,339	26,935,339

Total Short-Term Investments			27,000,000	26,935,339	26,935,339

Total Investments			955,667,179	942,193,647	952,138,537

Other assets and liabilities – 1.2%*					11,669,552

Net Assets – 100.0%					$963,808,089

MTN	Medium Term Note
OTC	Over the Counter
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
(a)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Variable rate security. The interest rate shown is the rate in effect at March 31, 2021.
(c)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(d)	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	76.8%
Ireland	2.2%
United Kingdom	2.1%
China	1.9%
Cayman Islands	1.9%
Switzerland	1.6%
Mexico	1.2%
Canada	1.1%
Russia	1.0%
Other (Individually less than 1%)	10.2%

Total	100.0%

(e)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
(f)	Effective interest rate for this security is the coupon rate at issue based on the underlying loans.
(g)	All or a portion of this security is held for open swaps collateral.

A summary of outstanding derivatives at March 31, 2021 is as follows:

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

Futures

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short Futures
90 Day Euro Futures	09/13/21	9	(2,195,179)	Short	$(2,245,725)	$(50,546)
90 Day Euro Futures	03/14/22	8	(1,950,670)	Short	(1,995,300)	(44,630)
90 Day Euro Futures	09/19/22	7	(1,706,137)	Short	(1,743,525)	(37,388)
90 Day Euro Futures	03/13/23	6	(1,461,503)	Short	(1,490,924)	(29,421)
90 Day Euro Futures	12/18/23	8	(1,946,870)	Short	(1,975,900)	(29,030)
90 Day Euro Futures	12/16/24	22	(5,347,293)	Short	(5,397,150)	(49,857)
U.S. 10-Year Ultra Bond	06/21/21	111	(16,416,958)	Short	(15,949,313)	467,645
U.S. 2-Year Treasury Note	06/30/21	790	(174,490,003)	Short	(174,373,984)	116,019
U.S. 5-Year Treasury Note	06/30/21	2,383	(297,514,215)	Short	(294,058,478)	3,455,737

Total Short Futures						$3,798,529

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 95.9%*:
Asset-Backed Securities — 39.6%*:
CDO/CLO — 20.9%*:
Ares LV CLO Ltd. 2020-55A B, 3M USD LIBOR + 2.500%(a)	2.74	(b) %	4/15/2031	750,000	$750,000	$751,975
Avery Point VII CLO Ltd., 3M USD LIBOR + 3.600%(a)	3.84	(b)	1/15/2028	500,000	500,000	500,102
Business Jet Securities 2021-1 LLC(a)	2.92		4/15/2036	477,000	477,000	476,030
CBAM Ltd. 2019-10, 3M USD LIBOR + 2.050%(a)	2.27	(b)	4/20/2032	500,000	500,000	500,158
Crestline Denali CLO XIV Ltd., 3M USD LIBOR + 1.800%(a)	2.02	(b)	10/23/2031	250,000	250,000	250,002
Denali Capital CLO XI Ltd., 3M USD LIBOR + 1.650%(a)	1.87	(b)	10/20/2028	550,000	549,577	549,998
Eaton Vance CLO Ltd. 2019-1, 3M USD LIBOR + 1.950%(a)	2.19	(b)	4/15/2031	500,000	500,000	500,746
Elmwood CLO II Ltd., 3M USD LIBOR + 2.000%(a)	1.00		4/20/2034	700,000	700,000	700,000
Flatiron Clo 17 Ltd., 3M USD LIBOR + 1.900%(a)	2.10		5/15/2030	600,000	600,000	599,413
Horizon Aircraft Finance II Ltd.(a)	4.70		7/15/2039	286,537	286,529	276,691
KREF Ltd. 2018-FL1, 1M USD LIBOR + 2.550%(a)	2.66	(b)	6/15/2036	420,000	423,215	416,852
Magnetite XXVI Ltd. 2020-26A B, 3M USD LIBOR + 2.400%(a)	2.64	(b)	7/15/2030	750,000	750,000	751,777
Neuberger Berman Loan Advisers CLO 31 Ltd., 3M USD LIBOR + 3.250%(a)	3.44		4/20/2031	300,000	300,000	300,000
OCP CLO 2020-19 Ltd., 3M USD LIBOR + 2.500%(a)	2.72	(b)	7/20/2031	500,000	500,000	501,763
OHA Credit Partners XI Ltd., 3M USD LIBOR + 2.150%(a)	2.37	(b)	1/20/2032	300,000	298,533	300,000
RR15 Ltd., 3M USD LIBOR + 1.450%(a)	1.65		4/15/2036	500,000	500,000	500,049
TCI-Flatiron CLO 2016-1 Ltd., 3M USD LIBOR + 2.200%(a)	2.44	(b)	1/17/2032	1,000,000	1,000,000	998,330
Verde CLO, 3M USD LIBOR + 1.900%(a)	2.14	(b)	4/15/2032	500,000	500,000	500,069
Voya CLO 2018-4 Ltd., 3M USD LIBOR + 1.650%(a)	1.83		1/15/2032	500,000	500,000	499,999

Total CDO/CLO				9,883,537	9,884,854	9,873,954

Other Asset-Backed Securities — 18.7%*:
AASET 2020-1 Trust(a)	4.34		1/16/2040	489,753	489,743	460,797
Access Group, Inc. 2015-1 B, 1M USD LIBOR + 1.500%(a)	1.61	(b)	7/25/2058	100,000	86,996	91,450
Adams Outdoor Advertising LP(a)	4.81		11/15/2048	189,653	196,612	203,149
CARS-DB4 LP(a)	3.81		2/15/2050	249,740	258,682	255,388
CARS-DB4 LP(a)	4.17		2/15/2050	100,000	99,958	102,765
CLI Funding VI LLC(a)	4.64		5/18/2044	163,340	163,314	162,632
College Avenue Student Loans LLC, 1M USD LIBOR + 1.650%(a)	1.76	(b)	11/26/2046	122,702	118,070	124,640
College Loan Corp. Trust I 2005-2 B, 3M USD LIBOR + 0.490%	0.73	(b)	1/15/2037	65,249	58,708	59,959
College Loan Corp. Trust I 2017-1 B2	1.59		1/25/2047	45,000	39,008	41,185
Credit Suisse ABS Repackaging Trust 2013-A B(a)	2.50		1/25/2030	22,602	21,752	22,666
DataBank Issuer(a)	2.65		2/27/2051	636,000	635,758	640,388
EdLinc Student Loan Funding Trust 2017-A A, PRIME - 1.150%(a)	2.10	(b)	12/1/2047	40,331	40,118	39,827

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):
Other Asset-Backed Securities (continued):
EDvestinU Private Education Loan Issue No 1 LLC(a)	4.49%		11/25/2043	277,000	$276,813	$278,751
Goodgreen Trust 2018-1A A(a)	3.93		10/15/2053	233,885	241,826	251,374
Goodgreen Trust 2019-2(a)	3.86		10/15/2054	252,327	252,287	258,306
Horizon Aircraft Finance I Ltd.(a)	5.27		12/15/2038	450,400	459,049	436,218
ITE Rail Fund Levered LP(a),(c)	2.98		2/28/2051	480,000	479,957	480,000
Kestrel Aircraft Funding Ltd.(a),(d)	4.25		12/15/2038	294,333	299,714	294,768
Labrador Aviation Finance Ltd. 2016-1A(a)	4.30		1/15/2042	188,753	189,248	184,836
Navient Student Loan Trust 2018-1B, 1M USD LIBOR + 1.200%(a)	1.31	(b)	3/25/2067	100,000	96,048	95,629
Nelnet Private Education Loan Trust 2016-A A1B(a)	3.60		12/26/2040	14,441	14,356	14,700
Nelnet Student Loan Trust 2006-2 B, 3M USD LIBOR + 0.200%	0.42	(b)	1/25/2038	170,389	160,675	148,348
Nelnet Student Loan Trust 2006-3, 3M USD LIBOR + 0.250%	0.45	(b)	6/25/2041	110,060	103,464	98,609
OneMain Financial Issuance Trust 2020-2(a)	2.21		9/14/2035	400,000	399,794	402,147
OneMain Financial Issuance Trust 2020-2(a)	2.76		9/14/2035	400,000	399,836	410,436
Oxford Finance Funding 2020-1 LLC(a)	3.10		2/15/2028	475,000	475,000	485,589
Oxford Finance Funding 2020-1 LLC(a)	4.04		2/15/2028	450,000	450,000	464,791
SLC Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.200%	0.40	(b)	2/15/2045	67,031	58,560	62,480
SLM Student Loan Trust 2003-14, 3M USD LIBOR + 0.550%	0.77	(b)	10/25/2065	155,495	148,028	148,695
SLM Student Loan Trust 2004-1, 3M USD LIBOR + 0.500%	0.72	(b)	7/25/2039	145,716	135,645	136,255
SLM Student Loan Trust 2005-6 B, 3M USD LIBOR + 0.290%	0.51	(b)	1/25/2044	90,258	84,287	83,697
SLM Student Loan Trust 2006-5 B, 3M USD LIBOR + 0.210%	0.43	(b)	10/25/2040	85,072	75,765	78,520
SMB Private Education Loan Trust 2017-A B(a)	3.50		6/17/2041	225,000	233,129	229,406
Sofi Consumer Loan Program 2018-1 Trust(a)	3.97		2/25/2027	550,000	558,262	567,659
SoFi Professional Loan Program LLC 2017-A C(a)	4.43		3/26/2040	100,000	99,527	104,993
South Carolina Student Loan Corp. 2014-1 B, 1M USD LIBOR + 1.500%	1.62	(b)	8/1/2035	100,000	98,888	102,013
Store Master Funding I-VII(a)	4.74		10/20/2048	226,742	233,308	241,419
Textainer Marine Containers VII Ltd.(a)	5.28		4/20/2044	169,333	169,267	168,526
Wachovia Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.300%	0.52	(b)	10/25/2040	49,876	46,182	46,707
Willis Engine Structured Trust IV(a)	4.75		9/15/2043	336,691	344,092	334,799

Total Other Asset-Backed Securities				8,822,172	8,791,726	8,814,517

Total Asset-Backed Securities				18,705,709	18,676,580	18,688,471

Corporate Bonds — 49.8%*:
Agriculture — 1.0%*:
Wens Foodstuffs Group Co. Ltd.(d)	2.35		10/29/2025	500,000	492,969	479,737

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Auto Manufacturers — 2.1%*:
Allison Transmission, Inc.(a)	3.75%		1/30/2031	150,000	$150,000	$145,313
Baic Finance Investment Co. Ltd.(d)	2.00		3/16/2024	500,000	498,487	502,807
Ford Motor Co.	9.63		4/22/2030	100,000	114,823	139,554
Ford Motor Credit Co. LLC	4.00		11/13/2030	200,000	200,000	198,398

Total Auto Manufacturers				950,000	963,310	986,072

Chemicals — 2.0%*:
Alpek SAB de CV(a),(d)	3.25		2/25/2031	537,000	533,556	529,079
Axalta Coating Systems LLC(a)	3.38		2/15/2029	150,000	150,000	146,280
UPL Corp. Ltd.(d)	4.63		6/16/2030	260,000	258,941	269,019

Total Chemicals				947,000	942,497	944,378

Coal — 0.3%*:
SunCoke Energy Partners LP(a)	7.50		6/15/2025	116,000	107,470	120,495

Commercial Banks — 7.7%*:
Arab National Bank, 5 year CMT + 2.974%(d)	3.33	(b)	10/28/2030	500,000	500,000	512,252
Banco Santander SA(d)	1.85		3/25/2026	600,000	600,000	598,577
BPCE SA(a),(d)	5.70		10/22/2023	385,000	420,668	430,158
Burgan Bank SAK, 5 year CMT + 2.229%(d)	2.75	(b)	12/15/2031	500,000	500,000	463,750
Credit Suisse AG(a),(d)	6.50		8/8/2023	310,000	337,182	340,922
HSBC Holdings plc(d)	4.38		11/23/2026	420,000	471,954	467,424
Mizrahi Tefahot Bank Ltd., 5 year CMT + 2.250%(a),(d)	3.08		4/7/2031	550,000	550,000	549,312
Shinhan Financial Group Co. Ltd., 5 year CMT + 1.500%(a),(d)	3.34	(b)	2/5/2030	242,000	242,000	252,512

Total Commercial Banks				3,507,000	3,621,804	3,614,907

Distribution/Wholesale — 0.3%*:
H&E Equipment Services, Inc.(a)	3.88		12/15/2028	150,000	150,000	145,875

Diversified Financial Services — 3.1%*:
Antares Holdings LP(a)	3.95		7/15/2026	335,000	331,085	337,691
Aviation Capital Group LLC(a)	1.95		1/30/2026	225,000	222,934	219,121
Element Fleet Management Corp.	1.60		4/6/2024	120,000	119,860	119,860
Park Aerospace Holdings Ltd.(a),(d)	5.25		8/15/2022	650,000	664,432	682,366
SPARC EM SPC Panama Metro Line 2 SP(d)	Zero Coupon		12/5/2022	126,024	122,175	122,875

Total Diversified Financial Services				1,456,024	1,460,486	1,481,913

Electric — 4.3%*:
Adani Electricity Mumbai Ltd.(a),(d)	3.95		2/12/2030	550,000	527,455	553,438
FEL Energy VI Sarl(a),(d)	5.75		12/1/2040	500,000	500,000	512,500
Fenix Power Peru SA(a),(d)	4.32		9/20/2027	430,882	448,019	449,733
Infraestructura Energetica Nova SAB de CV(a),(d)	3.75		1/14/2028	488,000	496,795	517,890

Total Electric				1,968,882	1,972,269	2,033,561

Entertainment — 0.6%*:
WMG Acquisition Corp.(a)	3.00		2/15/2031	150,000	146,379	142,545
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(a)	5.13		10/1/2029	112,000	107,830	114,632

Total Entertainment				262,000	254,209	257,177

Food — 1.3%*:
Blossom Joy Ltd., 5 year CMT + 5.799%(d)	3.10		12/31/2099	250,000	251,756	252,748

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Food (continued):
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(a)	5.50%		1/15/2030	202,000	$206,779	$223,563
Smithfield Foods, Inc.(a)	3.00		10/15/2030	154,000	154,975	153,151

Total Food				606,000	613,510	629,462

Forestry and Paper Products — 0.8%*:
Suzano Austria GmbH(d)	3.75		1/15/2031	360,000	354,214	370,800

Insurance — 6.4%*:
Athene Holding Ltd.	6.15		4/3/2030	385,000	475,787	469,029
AXIS Specialty Finance LLC	3.90		7/15/2029	233,000	253,679	250,229
Brighthouse Financial, Inc.	3.70		6/22/2027	450,000	471,979	475,824
Enstar Group Ltd.	4.95		6/1/2029	630,000	676,763	703,742
Hanwha Life Insurance Co. Ltd., 5 year CMT + 2.000%(a),(d)	4.70	(b)	4/23/2048	500,000	501,132	520,469
Prudential Financial, Inc., 3M USD LIBOR + 3.920%	5.63	(b)	6/15/2043	320,000	338,625	342,857
Tongyang Life Insurance Co. Ltd., 5 year CMT + 4.981%(d)	5.25	(b)	3/22/2169	250,000	255,291	258,437

Total Insurance				2,768,000	2,973,256	3,020,587

Investment Company Security — 2.9%*:
Ares Capital Corp.	3.25		7/15/2025	230,000	232,109	237,119
Ares Capital Corp.	3.88		1/15/2026	250,000	256,225	263,363
BlackRock TCP Capital Corp.	4.13		8/11/2022	225,000	228,900	232,688
Golub Capital BDC, Inc.	2.50		8/24/2026	195,000	194,423	190,676
Sixth Street Specialty Lending, Inc.	2.50		8/1/2026	470,000	467,589	465,885

Total Investment Company Security				1,370,000	1,379,246	1,389,731

Iron/Steel — 1.4%*:
Vale Overseas Ltd.(d)	3.75		7/8/2030	614,000	622,345	638,805

IT Services — 0.9%*:
Lenovo Group Ltd.(a),(d)	3.42		11/2/2030	430,000	430,000	431,344

Media — 1.6%*:
DISH Network Corp.	3.38		8/15/2026	140,000	128,490	134,582
Sirius XM Radio, Inc.(a)	5.50		7/1/2029	90,000	93,631	97,313
ViacomCBS, Inc.	4.95		1/15/2031	290,000	346,814	342,795
Virgin Media Secured Finance plc(a),(d)	4.50		8/15/2030	200,000	203,892	201,750

Total Media				720,000	772,827	776,440

Mining — 0.7%*:
AngloGold Ashanti Holdings plc(d)	3.75		10/1/2030	345,000	343,935	345,431

Oil and Gas — 1.3%*:
Gazprom PJSC via Gaz Finance plc(a),(d)	3.25		2/25/2030	500,000	482,078	478,000
Occidental Petroleum Corp.	6.13		1/1/2031	109,000	117,162	120,358

Total Oil and Gas				609,000	599,240	598,358

Pharmaceuticals — 0.5%*:
Bausch Health Cos., Inc.(a)	5.00		2/15/2029	125,000	125,000	123,438
Bausch Health Cos., Inc.(a)	5.25		2/15/2031	125,000	125,000	124,402

Total Pharmaceuticals				250,000	250,000	247,840

Pipelines — 1.6%*:
Fermaca Enterprises S de RL de CV(a),(d)	6.38		3/30/2038	250,073	254,942	280,082

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Pipelines (continued):
Galaxy Pipeline Assets Bidco Ltd.(a),(d)	2.16%		3/31/2034	500,000	$500,000	$485,025

Total Pipelines				750,073	754,942	765,107

Real Estate — 1.2%*:
Country Garden Holdings Co. Ltd.(d)	5.63		1/14/2030	500,000	524,652	541,875

Real Estate Investment Trusts — 4.9%*:
PLA Administradora Industrial S de RL de CV(a),(d)	4.96		7/18/2029	290,000	290,000	319,003
Spirit Realty LP	2.10		3/15/2028	570,000	566,413	553,770
STORE Capital Corp.	4.63		3/15/2029	555,000	514,891	617,254
Tanger Properties LP	3.88		12/1/2023	346,000	352,648	362,743
WEA Finance LLC(a),(d)	2.88		1/15/2027	475,000	473,328	471,911

Total REITS				2,236,000	2,197,280	2,324,681

Retail — 1.4%*:
InRetail Consumer(a),(d)	3.25		3/22/2028	468,000	468,000	467,123
Nordstrom, Inc.(a)	2.30		4/8/2024	169,000	169,000	169,268

Total Retail				637,000	637,000	636,391

Storage/Warehousing — 0.9%*:
GLP China Holdings Ltd.(d)	2.95		3/29/2026	436,000	431,564	434,252

Telecommunications — 0.4%*:
Sprint Capital Corp.	8.75		3/15/2032	140,000	197,605	207,025

Transportation — 0.2%*:
XPO Logistics, Inc.(a)	6.25		5/1/2025	95,000	95,000	101,773

Total Corporate Bonds				22,722,979	23,141,630	23,524,017

Mortgage-Backed Securities — 6.5%*:
BX Commercial Mortgage Trust 2019-XL, 1M USD LIBOR + 2.000%(a)	2.11	(b)	10/15/2036	376,206	355,356	375,852
COMM 2014-LC17 Mortgage Trust	4.55	(e)	10/10/2047	400,000	409,970	414,391
COMM 2015-LC19 Mortgage Trust(a),(e)	2.87		2/10/2048	400,000	386,658	385,219
Federal Home Loan Mortgage Corp., 1M USD LIBOR + 3.000%(a)	3.11	(b)	6/25/2050	510,775	508,339	512,492
Federal Home Loan Mortgage Corp. STACR REMIC Trust 2021-DNA1, SOFR + 1.800%(a),(b)	1.82		1/25/2051	467,000	467,000	463,058
GS Mortgage Securities Corp. II(a)	3.00	(e)	7/10/2051	500,000	450,067	462,183
GS Mortgage Securities Trust 2016-GS2	4.71	(e)	5/10/2049	200,000	206,859	218,899
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-OSB(a)	3.78	(e)	6/5/2039	213,000	210,359	208,114

Total Mortgage-Backed Securities				3,066,981	2,994,608	3,040,208

Total Fixed Income				44,495,669	44,812,818	45,252,696

Total Investments				44,495,669	44,812,818	45,252,696

Other assets and liabilities – 4.1%*						1,959,000

Net Assets – 100.0%						$47,211,696

‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.

See accompanying Notes to the Schedule of Investments.

Barings Diversified Income Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

(a)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Variable rate security. The interest rate shown is the rate in effect at March 31, 2021.
(c)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
(d)	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	65.4%
Mexico	4.8%
China	4.3%
Cayman Islands	2.4%
Republic of Korea	2.3%
Brazil	2.2%
Ireland	2.2%
Peru	2.0%
India	1.8%
Hong Kong	1.5%
Spain	1.3%
Israel	1.2%
Saudi Arabia	1.1%
Argentina	1.1%
Russia	1.1%
Isle of Man	1.0%
Kuwait	1.0%
France	1.0%
Other (Individually less than 1%)	2.3%

Total	100.0%

(e)	Effective interest rate for this security is the coupon rate at issue based on the underlying loans.

A summary of outstanding derivatives at March 31, 2021 is as follows:

Futures

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED DEPRECIATION
Long Future
U.S. 2-Year Treasury Note	06/30/21	6	1,324,968	Long	$1,324,359	$(609)

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED APPRECIATION
Short Futures
U.S. 10-Year Ultra Bond	06/21/21	51	(7,560,780)	Short	$(7,328,063)	$232,717
U.S. 5-Year Treasury Note	06/30/21	154	(19,220,782)	Short	(19,003,359)	217,423
U.S. Long Bond	06/21/21	1	(160,615)	Short	(154,594)	6,021

Total Short Futures						$456,161

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 87.1%*:
Corporate Bonds — 38.7%*:
Aerospace/Defense — 0.2%*:
Embraer Netherlands Finance BV(a),(b)	6.95%		1/17/2028	250,000	$249,364	$274,870

Agriculture — 2.4%*:
Amaggi Luxembourg International Sarl(a),(b)	5.25		1/28/2028	1,500,000	1,500,000	1,532,437
Kernel Holding SA(a),(b)	6.75		10/27/2027	687,000	687,000	732,728
PT Japfa Comfeed Indonesia Tbk(a)	5.38		3/23/2026	500,000	497,312	509,543

Total Agriculture				2,687,000	2,684,312	2,774,708

Auto Parts&Equipment — 1.0%*:
Tupy Overseas SA(a),(b)	4.50		2/16/2031	1,143,000	1,143,000	1,108,710

Chemicals — 0.8%*:
Braskem Idesa SAPI(a),(b)	7.45		11/15/2029	300,000	299,074	297,938
Grupo Idesa SA de CV(a),(b)	4.44		5/22/2026	1,049,926	1,017,732	619,456

Total Chemicals				1,349,926	1,316,806	917,394

Commercial Banks — 6.4%*:
Ipoteka-Bank ATIB(a)	5.50		11/19/2025	544,000	544,000	555,900
Itau Unibanco Holding SA, 5 year CMT + 3.222%(a),(b)	4.63	(c),(d)		500,000	478,754	465,000
Kasikornbank PCL, 5 year CMT + 4.940%(a)	5.28	(c),(d)		500,000	500,000	524,531
National Bank of Greece SA, 5 year EUR Swap + 8.464%(a)	8.25	(c)	7/18/2029	750,000	844,200	981,075
Nova Ljubljanska Banka dd, 5 year EUR Swap + 3.833%(a)	3.65	(c)	11/19/2029	400,000	440,400	459,698
Piraeus Financial Holdings SA, 5 year EUR Swap + 5.774%(a)	5.50	(c)	2/19/2030	1,000,000	1,103,697	1,093,543
Piraeus Financial Holdings SA, 5 year EUR Swap + 9.952%(a)	9.75	(c)	6/26/2029	500,000	616,710	625,999
Sovcombank Via SovCom Capital DAC, 5 year CMT + 6.380%(a),(b)	7.75	(c),(d)		200,000	200,000	202,250
Sovcombank Via SovCom Capital DAC, 5 year CMT + 6.427%(a),(b)	8.00	(c)	4/7/2030	1,165,000	1,168,961	1,221,917
TBC Bank JSC, 5 year USD ICE Swap + 8.995%(a),(b)	10.78	(c),(d)		645,000	645,000	687,530
TMB Bank PCL, 5 year CMT + 3.256%(a)	4.90	(c),(d)		500,000	475,943	500,469

Total Commercial Banks				6,704,000	7,017,665	7,317,912

Commercial Services — 1.5%*:
Atento Luxco 1 SA(a),(b)	8.00		2/10/2026	633,000	633,000	663,661
India Toll Roads(a),(b)	5.50		8/19/2024	999,000	999,000	983,016

Total Commercial Services				1,632,000	1,632,000	1,646,677

Diversified Financial Services — 1.4%*:
Gtlk Europe Capital DAC(a)	4.80		2/26/2028	500,000	492,821	507,500
IIFL Finance Ltd.(a)	5.88		4/20/2023	1,055,000	1,003,559	1,044,411

Total Diversified Financial Services				1,555,000	1,496,380	1,551,911

Electric — 1.2%*:
FEL Energy VI Sarl(a),(b)	5.75		12/1/2040	700,000	700,000	717,500
Infraestructura Energetica Nova SAB de CV(a),(b)	4.75		1/15/2051	312,000	303,040	307,320

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Electric (continued):
Infraestructura Energetica Nova SAB de CV(a),(b)	4.88%		1/14/2048	328,000	$272,164	$326,360

Total Electric				1,340,000	1,275,204	1,351,180

Engineering&Construction — 0.5%*:
Rutas 2 and 7 Finance Ltd.(a),(b)	Zero Coupon		9/30/2036	850,000	571,113	599,250

Food — 1.1%*:
MARB BondCo plc(a),(b)	3.95		1/29/2031	500,000	485,077	474,525
MHP Lux SA(a),(b)	6.25		9/19/2029	270,000	274,306	265,612
Ulker Biskuvi Sanayi AS(a),(b)	6.95		10/30/2025	494,000	494,000	517,752

Total Food				1,264,000	1,253,383	1,257,889

Forestry and Paper Products — 0.3%*:
Suzano Austria GmbH(a)	3.75		1/15/2031	361,000	355,198	371,830

Household Products — 0.3%*:
Walnut Bidco plc(a),(b)	6.75		8/1/2024	317,000	352,647	385,686

Housewares — 0.9%*:
Turkiye Sise ve Cam Fabrikalari AS(a),(b)	6.95		3/14/2026	1,000,000	1,056,446	1,064,375

Internet — 1.1%*:
B2W Digital Lux Sarl(a),(b)	4.38		12/20/2030	706,000	705,972	688,350
Meituan(a),(b)	3.05		10/28/2030	529,000	528,302	514,417

Total Internet				1,235,000	1,234,274	1,202,767

Media — 0.9%*:
LCPR Senior Secured Financing DAC(b)	5.13		7/15/2029	978,000	978,000	995,232

Metal Fabricate/Hardware — 0.4%*:
HTA Group Ltd.(a),(b)	7.00		12/18/2025	416,000	413,948	441,220

Mining — 4.0%*:
First Quantum Minerals Ltd.(a),(b)	6.88		10/15/2027	610,000	610,000	654,225
First Quantum Minerals Ltd.(a),(b)	7.50		4/1/2025	250,000	246,925	258,125
Metinvest BV(a),(b)	5.63		6/17/2025	750,000	816,561	928,004
Vedanta Resources Finance II plc(a),(b)	8.95		3/11/2025	1,370,000	1,370,000	1,309,035
Vedanta Resources Finance II plc(a),(b)	9.25		4/23/2026	550,000	548,227	462,671
Vedanta Resources Finance II plc(a),(b)	13.88		1/21/2024	900,000	938,411	969,750

Total Mining				4,430,000	4,530,124	4,581,810

Multi-National — 0.6%*:
Asian Development Bank, TBIB6MIR(a),(e)	3.30	(c)	7/14/2021	340,000	114,186	94,158
European Bank for Reconstruction & Development, GGRRC9MX - 0.500%(a),(e)	7.53	(c)	10/29/2022	1,200,000	404,027	345,880
International Bank for Reconstruction & Development(a),(e)	7.25		11/22/2021	960,000	325,423	276,172

Total Multi-National				2,500,000	843,636	716,210

Oil and Gas — 4.5%*:
Petrobras Global Finance BV(a)	6.75		6/3/2050	300,000	294,379	318,750
Petrobras Global Finance BV(a)	6.90		3/19/2049	900,000	968,028	985,500
Petroleos Mexicanos(a)	5.95		1/28/2031	950,000	897,365	912,000
Petroleos Mexicanos(a)	6.95		1/28/2060	1,304,000	1,203,390	1,124,700

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Oil and Gas (continued):
Tullow Oil PLC(a),(b)	6.25%		4/15/2022	210,000	$102,098	$197,505
Tullow Oil plc(a),(b)	7.00		3/1/2025	1,840,000	1,316,106	1,554,800

Total Oil and Gas				5,504,000	4,781,366	5,093,255

Oil and Gas Services — 1.6%*:
Borets Finance DAC(a),(b)	6.00		9/17/2026	531,000	531,000	551,577
Guara Norte Sarl(a),(b)	5.20		6/15/2034	1,304,000	1,303,935	1,278,963

Total Oil and Gas Services				1,835,000	1,834,935	1,830,540

Real Estate — 2.1%*:
Kaisa Group Holdings Ltd., 5 year H15T3Y + 15.718%(a)	10.88	(c),(d)		1,000,000	983,750	962,813
Kaisa Group Holdings Ltd.(a)	11.25		4/9/2022	750,000	756,535	774,749
Yuzhou Group Holdings Co. Ltd.(a)	6.35		1/13/2027	802,000	802,000	667,264

Total Real Estate				2,552,000	2,542,285	2,404,826

Retail — 2.1%*:
Eurotorg LLC Via Bonitron DAC(a),(b)	9.00		10/22/2025	723,000	723,000	778,064
Future Retail Ltd.(a)	5.60		1/22/2025	794,000	708,673	648,102
InRetail Consumer(a),(b)	3.25		3/22/2028	937,000	937,000	935,243

Total Retail				2,454,000	2,368,673	2,361,409

Sovereign — 0.5%*:
Ukreximbank Via Biz Finance plc, 5 year USD ICE Swap + 8.178%(a)	9.95	(c)	11/14/2029	500,000	500,000	505,100

Telecommunications — 1.9%*:
IHS Netherlands Holdco BV(a),(b)	8.00		9/18/2027	500,000	493,038	537,969
Liquid Telecommunications Financing plc(a),(b)	5.50		9/4/2026	350,000	350,000	366,625
Network i2i Ltd., 5 year CMT + 4.277%(a),(b)	5.65	(c),(d)		400,000	374,689	422,125
Sixsigma Networks Mexico SA de CV(a),(b)	7.50		5/2/2025	500,000	458,789	435,156
VF Ukraine PAT via VFU Funding plc(a),(b)	6.20		2/11/2025	405,000	405,000	418,163

Total Telecommunications				2,155,000	2,081,516	2,180,038

Transportation — 1.0%*:
ENA Master Trust(a),(b)	4.00		5/19/2048	200,000	200,000	203,200
MV24 Capital BV(a),(b)	6.75		6/1/2034	575,363	575,363	597,152
Prumo Participacoes e Investimentos SA(a),(b)	7.50		12/31/2031	269,479	276,508	299,459

Total Transportation				1,044,842	1,051,871	1,099,811

Total Corporate Bonds				46,056,768	43,564,146	44,034,610

Foreign Government — 48.4%*:
Albania — 0.8%*:
Albania Government International Bond(a),(b)	3.50		6/16/2027	740,000	833,191	924,205

Armenia — 0.6%*:
Republic of Armenia International Bond(a),(b)	3.60		2/2/2031	740,000	723,483	675,944

Belarus — 2.6%*:
Republic of Belarus International Bond(a),(b)	7.63		6/29/2027	1,000,000	1,026,671	1,022,500

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Foreign Government (continued):
Belarus (continued):
Republic of Belarus Ministry of Finance(a),(b)	6.38%	2/24/2031	2,030,000	$2,039,374	$1,877,750

Total Belarus			3,030,000	3,066,045	2,900,250

Bolivia — 0.2%*:
Bolivian Government International Bond(a),(b)	4.50	3/20/2028	323,000	291,104	281,414

Brazil — 0.8%*:
Brazilian Government International Bond(a)	4.75	1/14/2050	200,000	207,946	181,188
Brazilian Government International Bond(a)	5.63	2/21/2047	700,000	797,573	710,500

Total Brazil			900,000	1,005,519	891,688

Colombia — 4.0%*:
Colombian TES(a)	7.25	10/26/2050	8,650,000,000	2,542,536	2,119,961
Colombian TES(a)	7.50	8/26/2026	8,170,000,000	2,656,104	2,410,771

Total Colombia			16,820,000,000	5,198,640	4,530,732

Costa Rica — 0.4%*:
Costa Rica Government International Bond(a),(b)	6.13	2/19/2031	500,000	510,954	502,969

Czech Republic — 2.5%*:
Czech Republic Government Bond(a)	1.50	4/24/2040	73,800,000	3,301,499	2,874,892

Egypt — 1.3%*:
Egypt Government International Bond(a),(b)	5.88	2/16/2031	1,145,000	1,129,159	1,070,575
Egypt Government International Bond(a),(b)	6.38	4/11/2031	350,000	392,822	421,219

Total Egypt			1,495,000	1,521,981	1,491,794

El Salvador — 0.6%*:
El Salvador Government International Bond(a),(b)	7.65	6/15/2035	700,000	512,438	684,250

Hungary — 0.5%*:
Hungary Government International Bond(a)	1.50	11/17/2050	460,000	523,559	510,616

Israel — 3.0%*:
Israel Government Bond(a)	5.50	1/31/2042	5,400,000	2,762,972	2,608,348
Israel Government Bond - Fixed(a)	3.75	3/31/2047	1,970,000	820,149	770,622

Total Israel			7,370,000	3,583,121	3,378,970

Ivory Coast — 1.7%*:
Ivory Coast Government International Bond(a),(b)	5.75	12/31/2032	933,167	957,606	930,543
Ivory Coast Government International Bond(a),(b)	5.88	10/17/2031	550,000	600,073	680,862
Ivory Coast Government International Bond(a),(b)	6.63	3/22/2048	300,000	385,106	355,108

Total Ivory Coast			1,783,167	1,942,785	1,966,513

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Foreign Government (continued):
Jordan — 1.1%*:
Jordan Government International Bond(a),(b)	5.85%	7/7/2030	1,230,000	$1,235,986	$1,249,987

Kenya — 0.8%*:
Kenya Government International Bond(a),(b)	8.00	5/22/2032	300,000	345,580	318,750
Kenya Government International Bond(a),(b)	8.25	2/28/2048	600,000	655,103	617,063

Total Kenya			900,000	1,000,683	935,813

Macedonia — 0.6%*:
North Macedonia Government International Bond(a),(b)	3.68	6/3/2026	550,000	597,352	705,452

Malaysia — 3.0%*:
Malaysia Government Bond(a)	3.96	9/15/2025	6,002,000	1,530,987	1,525,043
Malaysia Government Bond(a)	4.07	6/15/2050	1,900,000	432,009	432,558
Malaysia Government Bond(a)	4.94	9/30/2043	5,600,000	1,609,207	1,444,652

Total Malaysia			13,502,000	3,572,203	3,402,253

Mexico — 4.1%*:
Mexican Bonos(a)	5.75	3/5/2026	48,500,000	2,541,023	2,355,060
Mexican Bonos(a)	7.75	11/13/2042	19,200,000	875,412	948,164
Mexican Bonos(a)	8.00	11/7/2047	19,700,000	925,770	987,916
Mexican Bonos(a)	8.50	5/31/2029	6,500,000	361,427	357,067

Total Mexico			93,900,000	4,703,632	4,648,207

Morocco — 0.5%*:
Morocco Government International Bond(a),(b)	2.00	9/30/2030	530,000	612,200	616,870

Oman — 1.2%*:
Oman Government International Bond(a),(b)	6.25	1/25/2031	550,000	550,000	574,750
Oman Government International Bond(a),(b)	7.38	10/28/2032	730,000	817,275	809,387

Total Oman			1,280,000	1,367,275	1,384,137

Peru — 0.7%*:
Peru Government Bond(a)	6.85	2/12/2042	2,621,000	866,123	751,728

Romania — 1.6%*:
Romania Government Bond(a)	3.65	9/24/2031	3,150,000	754,643	769,348
Romanian Government International Bond(a),(b)	4.63	4/3/2049	750,000	1,111,049	1,081,257

Total Romania			3,900,000	1,865,692	1,850,605

Serbia — 0.8%*:
Serbia International Bond(a),(b)	3.13	5/15/2027	680,000	725,516	880,170

South Africa — 7.0%*:
Republic of South Africa Government Bond(a)	8.75	1/31/2044	61,800,000	3,437,276	3,280,428
Republic of South Africa Government Bond(a)	10.50	12/21/2026	60,700,000	4,268,302	4,679,404

Total South Africa			122,500,000	7,705,578	7,959,832

Tajikistan — 0.5%*:
Republic of Tajikistan International Bond(a),(b)	7.13	9/14/2027	615,000	513,130	514,294

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Foreign Government (continued):
Thailand — 2.8%*:
Thailand Government Bond(a)	1.60%	12/17/2029	36,905,000	$1,212,499	$1,160,534
Thailand Government Bond(a)	2.88	12/17/2028	22,913,000	804,588	795,782
Thailand Government Bond(a)	3.30	6/17/2038	36,000,000	1,360,266	1,264,795

Total Thailand			95,818,000	3,377,353	3,221,111

Tunisia — 0.5%*:
Banque Centrale de Tunisie International Bond(a),(b)	6.38	7/15/2026	510,000	569,310	524,813

Ukraine — 2.5%*:
Ukraine Government International Bonds(a),(b)	4.38	1/27/2030	1,250,000	1,386,562	1,341,733
Ukraine Government International Bonds(a),(b)	9.75	11/1/2028	1,260,000	1,302,042	1,466,719

Total Ukraine			2,510,000	2,688,604	2,808,452

Uruguay — 1.5%*:
Uruguay Government International Bond(a)	3.88	7/2/2040	46,621,038	1,175,759	1,220,267
Uruguay Government International Bond(a)	4.38	12/15/2028	19,948,678	557,207	539,153

Total Uruguay			66,569,716	1,732,966	1,759,420

Uzbekistan — 0.2%*:
Republic of Uzbekistan Bond(a),(b)	3.70	11/25/2030	250,000	250,000	243,125

Total Foreign Government			17,319,706,883	56,397,922	55,070,506

Total Fixed Income			17,365,763,651	99,962,068	99,105,116

Total Investments			17,365,763,651	99,962,068	99,105,116

Written Options* – (0.4%)					(467,666)
Other assets and liabilities – 13.3%*					15,108,196

Net Assets – 100.0%					$113,745,646

‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
(a)	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

Brazil	9.6%
Mexico	9.5%
South Africa	8.0%
Ukraine	5.3%
Colombia	4.6%
Thailand	4.3%
Belarus	3.7%
India	3.6%
Malaysia	3.4%
Israel	3.4%
China	2.9%
Russia	2.9%
Czech Republic	2.9%
Greece	2.7%
United States	2.3%

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

Ivory Coast	2.0%
Romania	1.9%
Uruguay	1.8%
Ghana	1.8%
Peru	1.7%
Turkey	1.6%
Egypt	1.5%
Oman	1.4%
Jordan	1.2%
Mauritius	1.0%
Other (Individually less than 1%)	15.0%

Total	100.0%

(b)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Variable rate security. The interest rate shown is the rate in effect at March 31, 2021.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).

A summary of outstanding derivatives at March 31, 2021 is as follows:

Written Options — (0.4)%*:

	COUNTERPARTY	STRIKE PRICE	EXPIRATION DATE	CONTRACTS	NOTIONAL	COST	UNREALIZED VALUE	FAIR VALUE
Call Options Written — (0.4)%*:
OTC – BCM Swaption	HSBC Bank USA	$6.38	9/28/2021	(2,783,640)	(2,783,640)	$(64,093)	$—	$(64,093)
OTC – BCM Swaption	Barclays Bank plc	23.14	10/1/2021	(2,783,640)	(2,783,640)	(47,378)	—	(47,378)
OTC – BCM Swaption	Bank of America N.A.	6.32	10/1/2021	(2,783,640)	(2,783,640)	(60,127)	—	(60,127)
OTC – BCM Swaption	Citibank N.A.	85.05	9/30/2021	(2,783,640)	(2,783,640)	(46,918)	—	(46,918)
OTC – BCM Swaption	Barclays Bank plc	85.58	9/29/2021	(2,783,641)	(2,783,641)	(47,294)	—	(47,294)
OTC – BCM Swaption	Bank of America N.A.	22.96	10/4/2021	(2,783,641)	(2,783,641)	(42,103)	—	(42,103)
OTC – BCM Swaption	Barclays Bank plc	6.45	9/29/2021	(2,783,641)	(2,783,641)	(61,825)	—	(61,825)
OTC – BCM Swaption	HSBC Bank USA	85.55	9/28/2021	(2,783,641)	(2,783,641)	(49,688)	—	(49,688)
OTC – BCM Swaption	Barclays Bank plc	23.09	9/28/2021	(2,783,641)	(2,783,641)	(48,240)	—	(48,240)

	Total Call Options Written					$(467,666)	$—	$(467,666)

	Total Written Options					$(467,666)	$—	$(467,666)

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/27/21	Morgan Stanley & Co.	AUD	2,602,246	$1,976,783	$2,012,691	$(35,908)
4/27/21	Bank of America N.A.	AUD	418,650	318,025	319,000	(975)

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/13/21	Citibank N.A.	BRL	16,642,776	$2,955,312	$3,043,000	$(87,688)
4/13/21	JPMorgan Chase Bank N.A.	BRL	12,293,404	2,182,980	2,189,227	(6,247)
5/11/21	Citibank N.A.	BRL	40,232,061	7,131,999	7,522,261	(390,262)
5/11/21	Goldman Sachs & Co.	BRL	2,888,092	511,977	538,000	(26,023)
5/11/21	JPMorgan Chase Bank N.A.	BRL	3,018,163	535,034	550,911	(15,877)
4/20/21	Goldman Sachs & Co.	EUR	2,034,327	2,386,348	2,453,000	(66,652)
4/20/21	JPMorgan Chase Bank N.A.	EUR	91,747	107,623	108,014	(391)
5/18/21	Bank of America N.A.	EUR	997,434	1,170,715	1,212,629	(41,914)
4/20/21	HSBC Bank USA	ILS	5,444,410	1,628,752	1,665,670	(36,918)
4/27/21	HSBC Bank USA	INR	133,400,300	1,815,856	1,813,000	2,856
5/25/21	Citibank N.A.	INR	688,824,832	9,337,367	9,333,839	3,528
5/11/21	Goldman Sachs & Co.	MXN	19,672,224	958,807	965,135	(6,328)
4/20/21	Bank of America N.A.	PLN	26,287,024	6,652,258	7,065,565	(413,307)
4/20/21	Citibank N.A.	PLN	2,106,326	533,032	565,000	(31,968)
5/18/21	Bank of America N.A.	PLN	15,642,259	3,958,954	4,175,718	(216,764)
4/20/21	BNP Paribas S.A.	RUB	94,747,504	1,250,828	1,271,713	(20,885)
4/20/21	Goldman Sachs & Co.	RUB	18,048,214	238,267	240,000	(1,733)
4/20/21	Citibank N.A.	RUB	116,924,036	1,543,596	1,536,000	7,596
5/18/21	Citibank N.A.	RUB	201,239,357	2,648,397	2,694,887	(46,490)
5/18/21	JPMorgan Chase Bank N.A.	UAH	28,864,264	1,026,527	1,009,240	17,287

Net unrealized depreciation on forward foreign currency exchange contracts to buy						$(1,415,063)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/27/21	Goldman Sachs & Co.	AUD	76,492	$58,107	$58,718	$611
4/20/21	Citibank N.A.	CHF	79,192	83,819	89,508	5,689
4/20/21	Morgan Stanley & Co.	CHF	4,947,813	5,236,942	5,575,000	338,058
5/18/21	Citibank N.A.	CHF	1,658,636	1,756,888	1,867,638	110,750
5/18/21	Morgan Stanley & Co.	CHF	1,173,824	1,243,357	1,257,000	13,643
4/13/21	Citibank N.A.	CLP	1,620,505,500	2,249,543	2,209,000	(40,543)
7/27/21	JPMorgan Chase Bank N.A.	CNH	36,842,769	5,565,144	5,593,000	27,856
5/11/21	Citibank N.A.	COP	5,444,395,686	1,485,998	1,543,109	57,111
5/18/21	Citibank N.A.	CZK	9,510,010	427,321	446,853	19,532
4/20/21	JPMorgan Chase Bank N.A.	EUR	3,970,278	4,657,296	4,824,000	166,704
5/18/21	Canadian Imperial Bank of Commerce	EUR	3,741,255	4,391,209	4,430,000	38,791
4/20/21	HSBC Bank USA	ILS	12,412,593	3,713,358	3,964,418	251,060
4/27/21	JPMorgan Chase Bank N.A.	JPY	206,307,016	1,863,690	1,907,000	43,310
4/27/21	BNP Paribas S.A.	JPY	21,784,514	196,792	210,239	13,447
4/27/21	Canadian Imperial Bank of Commerce	JPY	115,912,537	1,047,104	1,109,000	61,896
5/25/21	Morgan Stanley & Co.	JPY	387,114,655	3,497,896	3,660,747	162,851
4/27/21	Standard Chartered Bank	SGD	571,502	424,796	430,867	6,071
4/27/21	Canadian Imperial Bank of Commerce	SGD	62,358	46,351	47,000	649

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
4/27/21	Goldman Sachs & Co.	SGD	343,047	$254,986	$255,000	$14
5/25/21	Citibank N.A.	SGD	2,045,342	1,520,093	1,537,239	17,146
7/27/21	Citibank N.A.	THB	446,529,705	14,282,800	14,270,000	(12,800)
4/20/21	JPMorgan Chase Bank N.A.	ZAR	84,022,338	5,681,282	5,432,186	(249,096)
4/20/21	HSBC Bank USA	ZAR	2,309,898	156,187	153,000	(3,187)
5/18/21	Bank of America N.A.	ZAR	8,415,451	566,933	558,539	(8,394)
5/18/21	Citibank N.A.	ZAR	16,836,346	1,134,232	1,122,086	(12,146)
5/18/21	HSBC Bank USA	ZAR	7,457,269	502,382	493,513	(8,869)

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$1,000,154

Currency Legend

AUD – Australian Dollar

BRL – Brazilian Real

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

MXN – Mexican Peso

PLN – Polish Zloty

RUB – Russian Ruble

SGD – Singapore Dollar

THB – Thai Baht

UAH – Ukrainian Hryvnia

ZAR – South African Rand

Futures

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short Futures
Euro-Bund	06/08/21	26	(5,215,731)	Short	$(5,222,361)	$(6,631)
U.S. Ultra Bond	06/21/21	13	(2,474,714)	Short	(2,355,844)	118,871

Total Short Futures						$112,240

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

Centrally Cleared Interest Rate Swaps

FLOATING RATE REFERENCE	PAY/ RECEIVE FLOATING RATE	FIXED RATE	MATURITY DATE	PAY/ RECEIVE PAYMENT FREQUENCY	NOTIONAL AMOUNT	CLEARED EXCHANGE	UNREALIZED APPRECIATION (DEPRECIATION)
PLN-LIBOR Rate	Receive	0.19%	10/30/22	1Y/6M	25,100,000	LCH	$23,839
ILS-TELBOR03 Rate	Receive	0.22%	2/19/24	3M/3M	18,100,000	LCH	19,628
ILS-TELBOR03 Rate	Receive	0.48%	2/19/26	3M/3M	7,300,000	LCH	18,888
BRL-CDI Rate	Pay	6.38%	1/02/23	At Maturity	15,433,848	CME	143,980
BRL-CDI Rate	Pay	7.49%	1/02/29	At Maturity	9,935,952	CME	(86,641)
BRL-CDI Rate	Pay	7.48%	1/02/29	At Maturity	989,335	CME	(8,791)
THB-THBFIX Rate	Pay	0.73%	7/13/25	6M/6M	27,300,000	LCH	(9,199)
THB-THBFIX Rate	Pay	0.72%	7/13/25	6M/6M	27,300,000	LCH	(9,587)
BRL-CDI Rate	Pay	5.00%	1/02/23	At Maturity	10,352,374	CME	(21,455)
BRL-CDI Rate	Pay	5.00%	1/02/23	At Maturity	15,843,633	CME	(32,835)
BRL-CDI Rate	Pay	4.98%	1/02/23	At Maturity	7,925,069	CME	(17,007)
THB-THBFIX Rate	Pay	1.50%	9/08/30	6M/6M	33,191,000	LCH	(38,889)
THB-THBFIX Rate	Pay	1.51%	9/10/30	6M/6M	49,455,000	LCH	(57,576)
PLN-LIBOR Rate	Pay	0.90%	10/30/30	6M/1Y	5,200,000	LCH	(105,529)

Total Centrally Cleared Interest Rate Swaps							$(181,174)

OTC Cross Currency Swaps

NOTIONAL AMOUNT	FUND PAYS	PAY/ RECEIVE PAYMENT FREQUENCY	MATURITY DATE	COUNTERPARTY	NOTIONAL AMOUNT	FUND RECEIVES	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
1,000,000 EUR	5.50%	1Y/6M	02/19/2025	Citibank N.A.	1,214,500	6.71%	$(700)	$41,760	$42,460
500,000 EUR	9.75%	1Y/6M	06/26/2024	Citibank N.A.	602,000	10.88%	(100)	17,303	17,403
303,000 EUR	6.38%	1Y/6M	07/15/2026	Citibank N.A.	359,358	7.58%	(136)	(12,441)	(12,305)
250,000 EUR	4.63%	1Y/6M	04/03/2049	Citibank N.A.	296,250	6.65%	100	(61,066)	(61,166)
207,000 EUR	6.38%	1Y/6M	07/15/2026	Citibank N.A.	245,088	7.58%	818	(9,019)	(9,837)
750,000 EUR	8.25%	1Y/6M	07/18/2029	Citibank N.A.	843,675	11.44%	(525)	(43,858)	(43,333)
317,000 EUR	6.75%	1Y/6M	08/01/2024	Citibank N.A.	353,011	9.71%	(365)	(2,863)	(2,499)
750,000 EUR	5.63%	1Y/6M	06/17/2025	Citibank N.A.	819,150	8.12%	(1,088)	(38,135)	(37,047)
550,000 EUR	5.88%	1Y/6M	10/17/2031	Citibank N.A.	605,000	8.46%	(495)	(53,964)	(53,470)
400,000 EUR	3.65%	1Y/6M	11/19/2029	Citibank N.A.	440,600	6.02%	200	(26,853)	(27,053)
1,250,000 EUR	4.38%	1Y/6M	01/27/2030	Citibank N.A.	1,385,625	6.71%	(938)	(96,265)	(95,327)
350,000 EUR	6.38%	1Y/6M	04/11/2031	Citibank N.A.	392,700	9.37%	(122)	(19,069)	(18,947)
680,000 EUR	3.13%	1Y/6M	05/15/2027	Citibank N.A.	735,080	4.32%	(339)	(115,431)	(115,091)
550,000 EUR	3.68%	1Y/6M	06/03/2026	Citibank N.A.	604,450	4.79%	(467)	(77,772)	(77,304)
740,000 EUR	3.50%	1Y/6M	06/16/2027	Citibank N.A.	839,530	4.74%	629	(80,394)	(81,023)
500,000 EUR	4.63%	1Y/6M	04/03/2049	Citibank N.A.	586,750	6.86%	(675)	(106,362)	(105,686)
362,000 EUR	2.00%	1Y/6M	09/30/2030	Citibank N.A.	429,332	3.47%	(109)	(20,787)	(20,678)
168,000 EUR	2.00%	1Y/6M	09/30/2030	Citibank N.A.	198,408	3.43%	50	(11,276)	(11,327)
460,000 EUR	1.50%	1Y/6M	11/17/2050	JPMorgan Chase Bank N.A.	542,800	3.18%	(345)	(61,149)	(60,804)

Total OTC Cross Currency Swaps							$(4,607)	$(777,641)	$(773,034)

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

OTC – Interest Rate Swaps

COUNTER- PARTY	NOTIONAL AMOUNT	FUND RECEIVES/ PAYS FLOATING RATE	FLOATING RATE INDEX	ANNUAL FIXED RATE	FREQUENCY OF FUND RECEIPT/ PAYMENT	MATURITY DATE	UPFRONT PREMIUMS PAID/ (RECEIVED)	VALUE	UNREALIZED APPRECIATION/ (DEPRECIATION)
Bank of America N.A.	CLP 1,079,789,685	Receive	CLP-CLICP	1.36%	6M/6M	09/02/2025	$—	$13,274	$13,274
Bank of America N.A.	CLP 1,079,824,321	Receive	CLP-CLICP	1.37%	6M/6M	09/03/2025	—	14,077	14,077
Bank of America N.A.	BRL 18,084,492	Pay	BRL-CDI	5.88%	6M/6M	01/02/2023	—	110,828	110,828
Bank of America N.A.	CLP 1,079,754,672	Receive	CLP-CLICP	1.36%	6M/6M	09/01/2025	—	13,508	13,508
Goldman Sachs & Co.	BRL 11,441,936	Pay	BRL-CDI	5.86%	6M/6M	01/02/2023	—	(12,871)	(12,871)
Goldman Sachs & Co.	BRL 11,440,946	Pay	BRL-CDI	5.86%	6M/6M	01/02/2023	—	(12,693)	(12,693)
Goldman Sachs & Co.	BRL 22,869,409	Pay	BRL-CDI	5.76%	6M/6M	01/02/2023	—	(32,816)	(32,816)
Goldman Sachs & Co.	BRL 28,007,009	Pay	BRL-CDI	5.28%	6M/6M	01/02/2023	—	(79,222)	(79,222)
Goldman Sachs & Co.	BRL 5,424,561	Pay	BRL-CDI	7.40%	6M/6M	01/02/2029	—	(90,639)	(90,639)

Total OTC Interest Rate Swaps							$—	$76,554	$(76,554)

OTC Credit Default Swaps - Sell Protection(1)

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	PAYMENT FREQUENCY	MATURITY DATE	COUNTERPARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(2)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(3)	UNREALIZED DEPRECIATION
Brazil Government International Bond	1.00%	3M	6/20/2026	Morgan Stanley & Co.	1,110,000	1,110,000	$(75,954)	$(84,576)	$(8,622)
Brazil Government International Bond	1.00%	3M	6/20/2026	Morgan Stanley & Co.	1,530,000	1,530,000	(81,408)	(91,225)	(9,817)
Colombia Government International Bond	1.00%	3M	6/20/2026	Morgan Stanley & Co.	1,530,000	1,530,000	(17,167)	(25,944)	(8,777)
Indonesia Government International Bond	1.00%	3M	6/20/2026	Citibank N.A.	3,080,000	3,080,000	28,085	17,921	(10,164)
Mexico Government International Bond	1.00%	3M	6/20/2026	Morgan Stanley & Co.	2,045,000	2,045,000	(9,392)	(13,799)	(4,407)

Total OTC Credit Default Swaps							$(155,836)	$(197,623)	$(41,787)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

Abbreviation Legend

OTC Over the Counter

See accompanying Notes to the Schedule of Investments.

Barings Global Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2021

	SHARES	COST	FAIR VALUE
Equities — 98.6%*:
Common Stocks — 98.6%*:
Communication Services — 12.9%*:
Kuaishou Technology(a),(b),(c)	4,200	$111,838	$145,869
Mail.Ru Group Ltd.(a),(c)	5,891	145,728	134,904
NetEase, Inc.(c)	1,528	149,644	157,781
PT Telekomunikasi Indonesia Persero Tbk(c)	634,000	169,625	149,279
Tencent Holdings Ltd.(c)	14,600	604,419	1,145,599

Total Communication Services	660,219	1,181,254	1,733,432

Consumer Discretionary — 18.9%*:
Alibaba Group Holding Ltd.(a),(c)	3,937	651,380	892,636
Fix Price Group Ltd.(a),(b),(c)	4,738	46,196	46,243
Hyundai Motor Co.(c)	670	146,768	129,057
JD.com, Inc.(a),(c)	3,004	286,788	253,327
Li Auto, Inc.(a),(c)	4,297	143,518	107,425
New Oriental Education & Technology Group, Inc.(a),(c)	7,860	120,474	110,040
Prosus NV(c)	1,999	151,129	222,233
Samsonite International SA(a),(b),(c)	96,900	206,895	186,967
Topsports International Holdings Ltd.(b),(c)	189,000	224,491	281,527
Via Varejo S/A(a),(c)	58,700	179,028	125,876
Yum China Holdings, Inc.(c)	3,206	186,220	189,827

Total Consumer Discretionary	374,311	2,342,887	2,545,158

Consumer Staples — 3.4%*:
Atacadao SA(c)	36,000	130,639	148,511
CP ALL Public Company Limited(a),(c)	89,200	185,279	197,667
X5 Retail Group NV(c)	3,532	134,034	113,872

Total Consumer Staples	128,732	449,952	460,050

Energy — 3.0%*:
Reliance Industries Ltd.(b),(c)	7,307	241,603	404,077

Financials — 20.0%*:
AIA Group Ltd.(c)	21,000	174,125	254,730
Axis Bank Ltd.(a),(c)	3,562	178,646	170,264
B3 SA - Brasil Bolsa Balcao(c)	15,807	101,140	153,390
China Construction Bank Corp.(c)	407,000	337,212	342,391
China Pacific Insurance Group Co. Ltd.(c)	35,600	124,450	140,356
Grupo Financiero Banorte SAB de CV(a),(c)	33,227	182,431	187,353
Hana Financial Group, Inc.(c)	7,417	253,207	280,493
HDFC Bank Ltd.(a),(c)	6,237	290,658	484,553
Ping An Insurance Group Co. of China Ltd.(c)	27,500	261,373	327,385
PT Bank Negara Indonesia Persero Tbk(a),(c)	443,700	218,213	174,883
Sberbank of Russia PJSC(c)	11,527	149,452	177,631

Total Financials	1,012,577	2,270,907	2,693,429

Industrials — 1.2%*:
NARI Technology Co. Ltd.(c)	34,800	136,891	165,320

Information Technology — 27.7%*:
GDS Holdings Ltd.(a),(c)	1,695	176,509	137,448
Hon Hai Precision Industry Co. Ltd.(c)	52,000	201,444	225,984
Infosys Ltd.(c)	15,336	135,841	287,090
Luxshare Precision Industry Co. Ltd.(c)	15,000	138,792	77,414

See accompanying Notes to the Schedule of Investments.

Barings Global Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	SHARES	COST	FAIR VALUE
Common Stocks (continued):
Information Technology (continued):
MediaTek, Inc.(c)	6,000	$93,974	$203,764
Powertech Technology, Inc.(c)	44,000	139,191	162,689
Samsung Electronics Co. Ltd.(c)	15,943	638,132	1,146,684
Sunny Optical Technology Group Co. Ltd.(c)	5,400	62,423	123,086
Taiwan Semiconductor Manufacturing Co. Ltd.(c)	60,000	499,589	1,234,360
United Microelectronics Corp.(c)	76,000	143,691	133,712

Total Information Technology	291,374	2,229,586	3,732,231

Materials — 5.9%*:
Anglo American plc(c)	8,807	177,392	346,522
China Resources Cement Holdings Ltd.(c)	124,000	150,327	139,247
LG Chem Ltd.(c)	438	138,262	311,544

Total Materials	133,245	465,981	797,313

Real Estate — 1.8%*:
China Resources Land Ltd.(c)	50,000	168,686	242,150

Utilities — 3.8%*:
China Longyuan Power Group Corp. Ltd.(c)	112,000	106,517	152,136
ENN Energy Holdings Ltd.(c)	12,000	132,494	192,485
Kunlun Energy Co. Ltd.(c)	154,000	141,348	161,843

Total Utilities	278,000	380,359	506,464

Total Common Stocks	2,970,565	9,868,106	13,279,624

Total Equities	2,970,565	9,868,106	13,279,624

Total Investments	2,970,565	9,868,106	13,279,624

Other assets and liabilities – 1.4%*			187,965

Net Assets – 100.0%			$13,467,589

*	Calculated as a percentage of net assets applicable to common shareholders.
(a)	Non-income producing security.
(b)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

China	38.0%
Taiwan	14.8%
Republic of Korea	14.1%
India	10.1%
Hong Kong	6.6%
Russia	3.6%
Brazil	3.2%
South Africa	2.6%
Indonesia	2.4%
Netherlands	1.7%
Thailand	1.5%
Mexico	1.4%

Total	100.0%

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2021

	SHARES	COST	FAIR VALUE
Equities — 0.4%*:
Common Stocks — 0.4%*:
Oil and Gas — 0.4%*:
Fieldwood Energy LLC	4,100	$88,421	$—
Fieldwood Energy LLC	1,006	35,210	—
Tourmaline Oil Corp.(a)	9,384	131,780	178,615
Tourmaline Oil Corp.(a),(b)	40,609	—	32,314

Total Oil and Gas	55,099	255,411	210,929

Total Common Stocks	55,099	255,411	210,929

Total Equities	55,099	255,411	210,929

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 97.8%*:
Bank Loans — 12.2%*(c):
Broadcasting and Entertainment — 0.4%*:
Clear Channel Worldwide Holdings, Inc., 3M LIBOR + 3.500%	3.71%	8/21/2026	232,818	222,650	223,312

Chemicals, Plastics and Rubber — 0.2%*:
Consolidated Energy Finance S.A., 1M LIBOR + 2.500%	2.61	5/7/2025	123,384	120,068	120,299

Containers, Packaging and Glass — 2.4%*:
BWAY Holding Co., 3M LIBOR + 3.250%	3.44	4/3/2024	436,373	428,263	426,555
Flex Acquisition Company, Inc., 1M LIBOR + 3.500%	4.00	2/23/2028	344,061	342,359	339,385
Proampac PG Borrower LLC, 1M LIBOR + 4.000%	5.00	10/30/2025	515,000	515,000	514,274

Total Containers, Packaging and Glass			1,295,434	1,285,622	1,280,214

Diversified/Conglomerate Service — 5.0%*:
Cvent, Inc., 2M LIBOR + 3.750%	3.90	11/29/2024	410,670	398,565	398,978
Finastra USA, Inc., 3M LIBOR + 3.500%	4.50	6/13/2024	1,201,048	1,176,355	1,175,874
Finastra USA, Inc., 6M LIBOR + 7.250%	8.25	6/13/2025	525,000	511,678	526,969
Rent-A-Center, Inc., 1M LIBOR + 4.000%	4.75	2/17/2028	39,946	39,749	40,112
SonicWall U.S. Holdings, Inc., 3M LIBOR + 7.500%	7.68	5/18/2026	51,897	51,560	48,870
Spin Holdco, Inc., 3M LIBOR + 4.000%	4.75	3/1/2028	348,513	345,920	345,275
Storable,, Inc., 3M LIBOR + 3.250%	3.75	2/26/2028	106,060	105,795	105,000

Total Diversified/Conglomerate Service			2,683,134	2,629,622	2,641,078

Electronics — 0.7%*:
Renaissance Holding Corp., 1M LIBOR + 7.000%	7.20	5/31/2026	368,428	365,307	366,954

Healthcare, Education and Childcare — 0.6%*:
Radiology Partners, Inc., 3M LIBOR + 4.250%	4.79	7/9/2025	234,000	231,298	231,953
US Radiology Specialists, Inc., 3M LIBOR + 5.500%	6.25	12/15/2027	57,083	55,986	57,136

Total Healthcare, Education and Childcare			291,083	287,284	289,089

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):
Hotels and Restaurants — 0.3%*:
City Brewing Company, LLC, 3M LIBOR + 3.500%	4.25%	3/31/2028	131,157	$130,501	$130,829

Leisure, Amusement, Entertainment — 0.2%*:
Delta 2 (LUX) Sarl, 1M LIBOR + 2.500%(a)	3.50	2/1/2024	129,011	126,958	127,600

Oil and Gas — 0.0%*:
Fieldwood Energy LLC, 1M LIBOR + 7.250%	Zero Coupon	4/11/2023	91,996	64,687	4,255

Personal Transportation — 0.5%*:
American Airlines Group, Inc., 3M LIBOR + 4.750%	5.50	3/10/2028	278,582	275,796	285,112

Retail Stores — 0.5%*:
Great Outdoors Group, LLC, 6M LIBOR + 4.250%	5.00	3/6/2028	260,538	259,246	260,669

Telecommunications — 1.4%*:
Banff Merger Sub, Inc., 1M LIBOR + 3.750%	3.86	10/2/2025	254,453	254,485	253,180
CommScope, Inc., 1M LIBOR + 3.250%	3.36	4/6/2026	30,098	29,883	29,874
Syniverse Technologies, Inc., 3M LIBOR + 5.000%	6.00	3/9/2023	490,970	451,270	483,660

Total Telecommunications			775,521	735,638	766,714

Total Bank Loans			6,661,086	6,503,379	6,496,125

Corporate Bonds — 85.6%*:
Aerospace and Defense — 2.3%*:
TransDigm, Inc.(d)	4.63	1/15/2029	152,000	152,000	149,688
TransDigm, Inc.(d)	8.00	12/15/2025	221,000	221,000	240,669
Triumph Group, Inc.(d)	6.25	9/15/2024	216,000	216,000	219,175
Triumph Group, Inc.	7.75	8/15/2025	595,000	597,771	597,975

Total Aerospace and Defense			1,184,000	1,186,771	1,207,507

Automobile — 3.8%*:
Adient Global Holdings Ltd.(d)	4.88	8/15/2026	67,000	63,097	68,759
American Axle & Manufacturing, Inc.	6.50	4/1/2027	88,000	86,141	91,300
Clarios Global LP(d)	6.75	5/15/2025	83,000	83,000	88,785
Clarios Global LP/Clarios US Finance Co.(d)	8.50	5/15/2027	236,000	246,679	254,115
Ford Motor Co.	7.45	7/16/2031	190,000	220,966	239,558
Ford Motor Co.	8.50	4/21/2023	257,000	257,000	286,555
Ford Motor Co.	9.63	4/22/2030	235,000	242,687	327,952
Gates Global LLC/Gates Global Co.(d)	6.25	1/15/2026	250,000	250,000	261,875
JB Poindexter & Co., Inc.(d)	7.13	4/15/2026	250,000	263,392	264,062
Real Hero Merger Sub 2, Inc.(d)	6.25	2/1/2029	131,000	131,000	135,258

Total Automobile			1,787,000	1,843,962	2,018,219

Beverage, Food and Tobacco — 2.9%*:
JBS Investments II GmbH(d)	7.00	1/15/2026	200,000	202,003	212,894
JBS USA LUX SA/JBS USA Finance, Inc.(d)	6.75	2/15/2028	250,000	250,000	274,762
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(d)	5.50	1/15/2030	125,000	125,000	138,343

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Beverage, Food and Tobacco (continued):
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(d)	6.50%	4/15/2029	500,000	$500,000	$564,750
Kraft Heinz Foods Co.	3.75	4/1/2030	51,000	53,226	54,093
Kraft Heinz Foods Co.	4.25	3/1/2031	100,000	100,000	110,129
Kraft Heinz Foods Co.	6.88	1/26/2039	84,000	104,364	115,487
Welbilt, Inc.	9.50	2/15/2024	54,000	55,126	55,620

Total Beverage, Food and Tobacco			1,364,000	1,389,719	1,526,078

Broadcasting and Entertainment — 4.1%*:
Altice USA, Inc.(d)	5.75	1/15/2030	147,000	152,395	154,827
Banijay Entertainment Sasu(a),(d)	5.38	3/1/2025	170,000	170,000	175,525
Clear Channel Outdoor Holdings, Inc.(d)	7.75	4/15/2028	192,000	192,912	190,335
Clear Channel Worldwide Holdings, Inc.(d)	5.13	8/15/2027	201,000	201,000	202,317
Clear Channel Worldwide Holdings, Inc.	9.25	2/15/2024	108,000	108,525	112,352
DISH DBS Corp.	5.00	3/15/2023	79,000	78,221	82,417
DISH Network Corp.	3.38	8/15/2026	267,000	255,375	256,667
iHeartCommunications, Inc.	8.38	5/1/2027	194,000	192,817	208,307
Netflix, Inc.(d)	5.38	11/15/2029	296,000	297,123	350,035
Nexstar Broadcasting, Inc.(d)	4.75	11/1/2028	50,000	51,625	50,527
Outfront Media Capital LLC / Outfront Media Capital Corp.(d)	4.25	1/15/2029	133,000	133,000	128,042
Terrier Media Buyer, Inc.(d)	8.88	12/15/2027	261,000	261,000	280,849

Total Broadcasting and Entertainment			2,098,000	2,093,993	2,192,200

Buildings and Real Estate — 4.4%*:
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.(a),(d)	4.88	2/15/2030	183,000	183,000	183,114
Core & Main Holdings LP, 8.625% CASH / 9.375% PIK(d)	8.63	9/15/2024	43,000	42,727	43,645
CP Atlas Buyer, Inc.(d)	7.00	12/1/2028	175,000	175,000	183,934
Empire Communities Corp.(d)	7.00	12/15/2025	115,000	115,000	121,181
Mattamy Group Corp.(a),(d)	4.63	3/1/2030	330,000	329,168	327,782
Mattamy Group Corp.(a),(d)	5.25	12/15/2027	25,000	25,000	26,156
New Enterprise Stone & Lime Co., Inc.(d)	9.75	7/15/2028	250,000	250,000	280,000
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer(d)	5.88	10/1/2028	81,000	81,000	85,880
Park River Holdings, Inc.(d)	5.63	2/1/2029	96,000	96,000	93,000
Realogy Group LLC / Realogy Co-Issuer Corp.(d)	5.75	1/15/2029	195,000	195,000	192,319
Service Properties Trust	3.95	1/15/2028	29,000	25,195	26,825
Service Properties Trust	4.38	2/15/2030	47,000	41,000	43,179
Service Properties Trust	4.95	2/15/2027	23,000	21,295	22,741
Service Properties Trust	5.50	12/15/2027	127,000	127,000	134,262
Service Properties Trust	7.50	9/15/2025	200,000	207,651	227,205
STL Holding Co. LLC(d)	7.50	2/15/2026	175,000	175,000	182,000
TRI Pointe Group, Inc.	5.70	6/15/2028	121,000	121,000	133,730

Total Buildings and Real Estate			2,215,000	2,210,036	2,306,953

Cargo Transport — 1.3%*:
Kenan Advantage Group, Inc. (The)(d)	7.88	7/31/2023	700,000	700,000	698,250

Chemicals, Plastics and Rubber — 2.0%*:
CF Industries, Inc.	4.95	6/1/2043	23,000	23,083	26,342
CF Industries, Inc.	5.38	3/15/2044	48,000	47,188	56,940

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Chemicals, Plastics and Rubber (continued):
Consolidated Energy Finance SA(d)	6.88%	6/15/2025	361,000	$360,028	$367,769
Kraton Polymers LLC / Kraton Polymers Capital Corp.(d)	4.25	12/15/2025	91,000	91,000	91,341
LBC Tank Terminals Holding Netherlands BV(d)	6.88	5/15/2023	250,000	246,651	250,000
Nouryon Holding BV(a),(d)	8.00	10/1/2026	56,000	54,950	59,488
Univar Solutions USA, Inc.(d)	5.13	12/1/2027	177,000	177,000	184,190

Total Chemicals, Plastics and Rubber			1,006,000	999,900	1,036,070

Containers, Packaging and Glass — 0.9%*:
Mauser Packaging Solutions Holding Co.(d)	7.25	4/15/2025	302,000	292,441	302,000
Trident TPI Holdings, Inc.(d)	9.25	8/1/2024	171,000	167,216	181,260

Total Containers, Packaging and Glass			473,000	459,657	483,260

Diversified/Conglomerate Manufacturing — 0.4%*:
Avaya Holdings Corp.	2.25	6/15/2023	136,000	135,470	167,824
Avaya, Inc.(d)	6.13	9/15/2028	62,000	62,000	65,956

Total Diversified/Conglomerate Manufacturing			198,000	197,470	233,780

Diversified/Conglomerate Service — 2.3%*:
Carlson Travel, Inc.(d)	11.50	12/15/2026	352,216	339,531	267,684
Endure Digital, Inc.(d)	6.00	2/15/2029	200,000	200,000	195,250
Iron Mountain, Inc.(d)	5.25	7/15/2030	235,000	235,000	242,473
NESCO Holdings II, Inc.(d)	5.50	4/15/2029	24,000	24,000	24,612
Prime Security Services Borrower LLC/Prime Finance, Inc.(d)	6.25	1/15/2028	206,000	204,444	214,444
Rent-A-Center, Inc.(d)	6.38	2/15/2029	63,000	63,000	66,780
Sabre GLBL, Inc.(d)	9.25	4/15/2025	50,000	50,000	59,625
Uber Technologies, Inc.(d)	6.25	1/15/2028	127,000	127,000	137,311

Total Diversified/Conglomerate Service			1,257,216	1,242,975	1,208,179

Electronics — 3.4%*:
Austin BidCo, Inc.(d)	7.13	12/15/2028	75,000	75,000	76,313
BY Crown Parent LLC(d)	7.38	10/15/2024	96,000	96,000	97,560
Solera LLC/Solera Finance, Inc.(d)	10.50	3/1/2024	195,000	196,770	201,454
Veritas US, Inc./Veritas Bermuda Ltd.(d)	7.50	9/1/2025	125,000	127,730	130,000
Veritas US, Inc./Veritas Bermuda Ltd.(d)	10.50	2/1/2024	1,057,000	995,035	1,082,104
WESCO Distribution, Inc.(d)	7.25	6/15/2028	197,000	195,624	220,443

Total Electronics			1,745,000	1,686,159	1,807,874

Finance — 5.6%*:
Alliance Data Systems Corp.(d)	4.75	12/15/2024	300,000	300,000	307,875
Alliance Data Systems Corp.(d)	7.00	1/15/2026	78,000	77,977	83,476
Ford Motor Credit Co. LLC	4.13	8/17/2027	225,000	225,000	232,313
Ford Motor Credit Co. LLC	4.13	8/4/2025	200,000	162,790	209,185
Ford Motor Credit Co. LLC	5.13	6/16/2025	233,000	233,000	251,402
Ford Motor Credit Co. LLC	5.60	1/7/2022	200,000	188,028	205,500
Global Aircraft Leasing Co. Ltd.(d)	6.50	9/15/2024	714,105	698,721	684,827
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.25	5/15/2026	500,000	500,000	523,750
OneMain Finance Corp.	4.00	9/15/2030	160,000	160,000	155,600

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Finance (continued):
OneMain Finance Corp.	5.38%	11/15/2029	302,000	$303,884	$321,252

Total Finance			2,912,105	2,849,400	2,975,180

Healthcare, Education and Childcare — 5.3%*:
Bausch Health Cos., Inc.(d)	8.50	1/31/2027	175,000	179,726	194,141
Bausch Health Cos., Inc.(d)	5.00	1/30/2028	130,000	130,000	132,496
Bausch Health Cos., Inc.(d)	5.00	2/15/2029	253,000	253,000	249,837
Bausch Health Cos., Inc.(d)	5.25	1/30/2030	188,000	188,000	188,754
Bausch Health Cos., Inc.(d)	5.25	2/15/2031	187,000	187,000	186,106
Centene Corp.	4.63	12/15/2029	209,000	209,000	226,202
CHS/Community Health Systems, Inc.(d)	4.75	2/15/2031	99,000	99,000	96,713
CHS/Community Health Systems, Inc.(d)	5.63	3/15/2027	71,000	71,000	74,678
CHS/Community Health Systems, Inc.(d)	6.00	1/15/2029	33,000	33,000	34,898
Endo Dac / Endo Finance LLC / Endo Finco, Inc.(d)	6.00	6/30/2028	94,000	79,135	76,140
ModivCare, Inc.(d)	5.88	11/15/2025	142,000	143,258	149,455
Molina Healthcare, Inc.(d)	4.38	6/15/2028	165,000	165,000	169,778
Par Pharmaceutical, Inc.(d)	7.50	4/1/2027	300,000	300,000	318,960
Radiology Partners, Inc.(d)	9.25	2/1/2028	176,000	176,000	191,620
RP Escrow Issuer LLC(d)	5.25	12/15/2025	181,000	181,000	187,561
Tenet Healthcare Corp.(d)	4.88	1/1/2026	125,000	125,000	129,920
Tenet Healthcare Corp.(d)	6.13	10/1/2028	150,000	150,000	156,225
US Acute Care Solutions LLC(d)	6.38	3/1/2026	55,000	55,000	57,062

Total Healthcare, Education and Childcare			2,733,000	2,724,119	2,820,546

Home and Office Furnishings, Housewares, and Durable Consumer Products — 1.5%*:
BCPE Ulysses Intermediate, Inc., CASH RATE 7.75%. PIK RATE = 8.50%.(d)	7.75	4/1/2027	257,000	258,993	266,638
LBM Acquisition LLC(d)	6.25	1/15/2029	133,000	133,000	136,990
Resideo Funding, Inc.(d)	6.13	11/1/2026	125,000	123,191	131,676
Staples, Inc.(d)	7.50	4/15/2026	253,000	260,121	266,915

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			768,000	775,305	802,219

Hotels, Motels, Inns and Gaming — 3.7%*:
Boyne USA, Inc.(d)	7.25	5/1/2025	125,000	125,000	129,937
Caesars Resort Collection LLC/CRC Finco, Inc.(d)	5.25	10/15/2025	104,000	94,294	104,901
Caesars Resort Collection LLC/CRC Finco, Inc.(d)	5.75	7/1/2025	125,000	125,000	131,912
CCM Merger, Inc.(d)	6.38	5/1/2026	159,000	159,000	168,837
ESH Hospitality, Inc.(d)	4.63	10/1/2027	265,000	265,000	280,275
Scientific Games International, Inc.(d)	5.00	10/15/2025	81,000	74,064	83,892
Scientific Games International, Inc.(d)	7.25	11/15/2029	74,000	63,012	80,290
Scientific Games International, Inc.(d)	8.63	7/1/2025	113,000	113,000	122,854
Travel & Leisure Co.(d)	6.63	7/31/2026	170,000	170,000	193,009
Wyndham Hotels & Resorts, Inc.(d)	4.38	8/15/2028	125,000	125,000	126,438
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(d)	5.25	5/15/2027	98,000	98,000	102,557
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(d)	5.50	3/1/2025	250,000	247,955	264,125
Wynn Macau Ltd.(a),(d)	5.13	12/15/2029	188,000	188,000	192,700

Total Hotels, Motels, Inns and Gaming			1,877,000	1,847,325	1,981,727

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Insurance — 0.8%*:
AssuredPartners, Inc.(d)	5.63%	1/15/2029	144,000	$144,000	$146,736
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., 7.625% CASH 8.375% PIK(d)	7.63	10/15/2025	250,000	250,000	268,125

Total Insurance			394,000	394,000	414,861

Leisure, Amusement, Entertainment — 3.2%*:
Caesars Entertainment, Inc.(d)	6.25	7/1/2025	125,000	125,000	132,975
Caesars Entertainment, Inc.(d)	8.13	7/1/2027	300,000	298,043	330,960
Carnival Corp.(d)	5.75	3/1/2027	275,000	275,000	282,689
Carnival Corp.(d)	7.63	3/1/2026	85,000	85,000	91,316
Live Nation Entertainment, Inc.(d)	4.75	10/15/2027	251,000	250,083	252,882
NCL Corp. Ltd.(d)	5.88	3/15/2026	267,000	267,000	270,575
NCL Finance Ltd.(d)	6.13	3/15/2028	56,000	56,000	57,050
RHP Hotel Properties LP / RHP Finance Corp.	4.75	10/15/2027	296,000	296,000	302,992

Total Leisure, Amusement, Entertainment			1,655,000	1,652,126	1,721,439

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.8%*:
Alta Equipment Group, Inc.(d)	5.63	4/15/2026	33,000	33,000	33,454
Arcosa, Inc.	4.38	4/15/2029	60,000	60,000	60,000
Diebold Nixdorf, Inc.(d)	9.38	7/15/2025	276,000	289,279	307,395

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			369,000	382,279	400,849

Mining, Steel, Iron and Non-Precious Metals — 5.5%*:
Compass Minerals International, Inc.(d)	4.88	7/15/2024	124,000	118,669	128,524
First Quantum Minerals Ltd.(a),(d)	6.88	3/1/2026	229,000	229,000	237,015
First Quantum Minerals Ltd.(a),(d)	6.88	10/15/2027	250,000	250,000	268,125
First Quantum Minerals Ltd.(a),(d)	7.50	4/1/2025	158,000	152,374	163,135
Freeport-McMoRan, Inc.	4.13	3/1/2028	28,000	27,100	29,434
Freeport-McMoRan, Inc.	4.38	8/1/2028	125,000	125,000	132,594
Freeport-McMoRan, Inc.	4.63	8/1/2030	125,000	125,000	136,028
Hecla Mining Co.	7.25	2/15/2028	228,000	246,847	244,530
Hudbay Minerals, Inc.(a),(d)	6.13	4/1/2029	111,000	111,000	118,492
Kinross Gold Corp.	6.88	9/1/2041	99,000	98,544	128,555
Northwest Acquisitions ULC(a),(d),(e)	7.13	11/1/2022	493,000	498,177	49
Peabody Energy Corp.(d)	8.50	12/31/2024	221,000	138,344	92,820
PIC AU Holdings LLC / PIC AU Holdings Corp.(d)	10.00	12/31/2024	248,000	231,253	227,540
SunCoke Energy Partners LP(d)	7.50	6/15/2025	265,000	265,011	275,269
United States Steel Corp.	6.88	3/1/2029	199,000	198,636	203,975
Warrior Met Coal, Inc.(d)	8.00	11/1/2024	540,000	546,305	553,500

Total Mining, Steel, Iron and Non-Precious Metals			3,443,000	3,361,260	2,939,585

Oil and Gas — 15.1%*:
Antero Resources Corp.(d)	7.63	2/1/2029	71,000	71,000	75,615
Antero Resources Corp.(d)	8.38	7/15/2026	78,000	78,000	85,995
Apache Corp.	4.75	4/15/2043	67,000	61,875	62,142
Apache Corp.	5.10	9/1/2040	51,000	41,503	49,853
Apache Corp.	5.35	7/1/2049	78,000	62,658	74,490
Buckeye Partners LP	5.85	11/15/2043	26,000	21,834	25,255

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Oil and Gas (continued):
Cheniere Energy Partners LP	5.63%	10/1/2026	250,000	$250,000	$261,425
Chesapeake Energy Corp.(d)	5.50	2/1/2026	85,000	85,000	88,476
Chesapeake Energy Corp.(d)	5.88	2/1/2029	43,000	43,000	45,580
Comstock Resources, Inc.(d)	6.75	3/1/2029	69,000	71,061	70,725
Continental Resources, Inc.	3.80	6/1/2024	58,000	51,755	59,450
Continental Resources, Inc.	4.38	1/15/2028	66,000	55,149	69,699
CVR Energy, Inc.(d)	5.25	2/15/2025	300,000	300,000	293,760
CVR Energy, Inc.(d)	5.75	2/15/2028	300,000	300,000	291,750
DCP Midstream Operating LP(d)	6.45	11/3/2036	4,000	3,317	4,470
EnLink Midstream Partners LP	4.15	6/1/2025	67,000	63,241	65,507
EnLink Midstream Partners LP	4.85	7/15/2026	23,000	20,188	22,219
EnLink Midstream Partners LP	5.45	6/1/2047	102,000	82,436	82,275
EnLink Midstream Partners LP	5.60	4/1/2044	191,000	129,524	158,530
EQM Midstream Partners LP(d)	4.50	1/15/2029	149,000	149,000	145,195
EQM Midstream Partners LP(d)	4.75	1/15/2031	134,000	134,000	129,980
EQM Midstream Partners LP(d)	6.00	7/1/2025	145,000	145,000	156,056
EQM Midstream Partners LP(d)	6.50	7/1/2027	119,000	119,000	129,383
EQT Corp.	8.50	2/1/2030	29,000	35,686	36,984
Genesis Energy LP / Genesis Energy Finance Corp.	5.63	6/15/2024	56,000	52,341	54,740
Genesis Energy LP / Genesis Energy Finance Corp.	8.00	1/15/2027	252,000	252,000	255,155
Genesis Energy LP/Genesis Energy Finance Corp.	6.50	10/1/2025	390,000	373,488	382,297
Harvest Midstream I LP(d)	7.50	9/1/2028	262,000	266,331	281,571
Hilcorp Energy I LP / Hilcorp Finance Co.(d)	5.75	10/1/2025	17,000	10,896	17,043
Hilcorp Energy I LP / Hilcorp Finance Co.(d)	5.75	2/1/2029	65,000	65,000	65,569
Hilcorp Energy I LP / Hilcorp Finance Co.(d)	6.00	2/1/2031	50,000	50,000	50,750
Hilcorp Energy I LP/Hilcorp Finance Co.(d)	5.00	12/1/2024	32,000	23,965	32,240
Hilcorp Energy I LP/Hilcorp Finance Co.(d)	6.25	11/1/2028	142,000	124,238	146,260
MEG Energy Corp.(a),(d)	7.13	2/1/2027	270,000	270,000	282,825
Murphy Oil Corp.	6.38	7/15/2028	100,000	100,000	100,125
Nabors Industries Ltd.(d)	7.25	1/15/2026	100,000	100,412	83,000
Nabors Industries Ltd.(d)	7.50	1/15/2028	72,000	72,000	59,220
Neptune Energy Bondco PLC(a),(d)	6.63	5/15/2025	242,000	242,142	242,907
Newfield Exploration Co.	5.38	1/1/2026	45,000	47,111	49,399
NGL Energy Operating LLC / NGL Energy Finance Corp.(d)	7.50	2/1/2026	127,000	131,712	130,310
Occidental Petroleum Corp.	2.70	2/15/2023	14,000	9,878	13,968
Occidental Petroleum Corp.	2.90	8/15/2024	38,000	24,009	37,579
Occidental Petroleum Corp.	3.50	6/15/2025	75,000	56,450	74,250
Occidental Petroleum Corp.	4.20	3/15/2048	12,000	8,558	9,660
Occidental Petroleum Corp.	4.40	4/15/2046	78,000	55,845	66,105
Occidental Petroleum Corp.	4.40	8/15/2049	31,000	22,248	25,730
Occidental Petroleum Corp.	4.50	7/15/2044	32,000	23,241	27,200
Occidental Petroleum Corp.	5.88	9/1/2025	193,000	193,121	205,786
Occidental Petroleum Corp.	6.13	1/1/2031	199,000	199,000	219,736
Occidental Petroleum Corp.	6.20	3/15/2040	217,000	198,224	222,967
Occidental Petroleum Corp.	6.38	9/1/2028	155,000	154,494	170,129
Occidental Petroleum Corp.	6.45	9/15/2036	86,000	79,165	94,955

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Oil and Gas (continued):
Occidental Petroleum Corp.	6.60%	3/15/2046	139,000	$113,719	$147,687
Occidental Petroleum Corp.	6.95	7/1/2024	36,000	23,086	39,502
Ovintiv Exploration, Inc.	5.63	7/1/2024	23,000	22,536	25,282
Ovintiv, Inc.(a)	6.50	8/15/2034	42,000	37,880	50,501
Ovintiv, Inc.(a)	6.50	2/1/2038	19,000	18,254	22,974
Ovintiv, Inc.(a)	6.63	8/15/2037	9,000	7,944	10,881
Ovintiv, Inc.(a)	7.20	11/1/2031	12,000	12,434	14,942
Ovintiv, Inc.(a)	7.38	11/1/2031	37,000	37,574	47,008
Ovintiv, Inc.	8.13	9/15/2030	70,000	81,768	90,745
Parkland Fuel Corp.(a),(d)	5.88	7/15/2027	125,000	125,000	133,281
PBF Holding Co. LLC / PBF Finance Corp.	6.00	2/15/2028	600,000	600,000	443,250
PBF Holding Co. LLC/PBF Finance Corp.	7.25	6/15/2025	350,000	357,254	285,110
Range Resources Corp.(d)	8.25	1/15/2029	87,000	87,773	93,090
Superior Plus LP / Superior General Partner, Inc.(d)	4.50	3/15/2029	87,000	87,000	87,887
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50	3/1/2030	6,000	5,448	6,300
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.88	1/15/2029	24,000	23,777	26,441
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.25	11/15/2023	53,000	47,203	53,212
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(d)	4.88	2/1/2031	227,000	227,000	230,008
Western Midstream Operating LP	5.30	2/1/2030	56,000	50,141	60,690
Western Midstream Operating LP	5.30	3/1/2048	157,000	121,174	157,556
Western Midstream Operating LP	5.45	4/1/2044	79,000	64,688	81,014

Total Oil and Gas			8,095,000	7,731,749	7,993,651

Personal and Non-Durable Consumer Products Mfg. Only — 0.5%*:
Clearwater Paper Corp.(d)	4.75	8/15/2028	177,000	177,000	178,327
Party City Holdings, Inc.(d)	8.75	2/15/2026	71,000	71,000	73,130

Total Personal and Non-Durable Consumer Products Mfg. Only			248,000	248,000	251,457

Personal Transportation — 1.6%*:
American Airlines Inc/AAdvantage Loyalty IP Ltd.(d)	5.50	4/20/2026	357,000	357,000	372,173
American Airlines Inc/AAdvantage Loyalty IP Ltd.(d)	5.75	4/20/2029	114,000	114,000	121,501
American Airlines, Inc.(d)	11.75	7/15/2025	161,000	166,740	199,036
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.(d)	6.50	6/20/2027	150,000	148,288	164,250

Total Personal Transportation			782,000	786,028	856,960

Personal, Food and Miscellaneous — 0.6%*:
Mattel, Inc.(d)	5.88	12/15/2027	159,000	157,907	174,553
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed(d)	4.63	3/1/2029	153,000	153,000	154,342

Total Personal, Food and Miscellaneous			312,000	310,907	328,895

Printing and Publishing — 1.2%*:
Cimpress plc(d)	7.00	6/15/2026	427,000	445,925	450,784

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Printing and Publishing (continued):
McGraw Hill LLC / McGraw-Hill Global Education Finance, Inc.(d)	8.00%	11/30/2024	198,000	$200,264	$199,742

Total Printing and Publishing			625,000	646,189	650,526

Retail Stores — 1.5%*:
L Brands, Inc.	6.75	7/1/2036	52,000	62,985	61,360
L Brands, Inc.	6.88	11/1/2035	160,000	193,734	190,686
Macy’s Retail Holdings LLC(d)	5.88	4/1/2029	24,000	24,000	24,611
NMG Holding Co., Inc. / Neiman Marcus Group LLC(d)	7.13	4/1/2026	263,000	266,097	268,260
Nordstrom, Inc.	4.00	3/15/2027	35,000	35,171	36,050
Nordstrom, Inc.	4.38	4/1/2030	35,000	35,043	35,724
Nordstrom, Inc.	5.00	1/15/2044	186,000	179,251	182,944

Total Retail Stores			755,000	796,281	799,635

Telecommunications — 9.7%*:
Altice Financing SA(a),(d)	5.00	1/15/2028	222,000	222,000	219,516
Altice Financing SA(a),(d)	7.50	5/15/2026	106,000	101,779	110,770
Banff Merger Sub, Inc.(d)	9.75	9/1/2026	185,000	183,608	197,132
Boxer Parent Co., Inc.(d)	9.13	3/1/2026	158,000	158,000	168,188
CCO Holdings LLC/CCO Holdings Capital Corp.(d)	4.50	5/1/2032	215,000	222,817	217,687
CCO Holdings LLC/CCO Holdings Capital Corp.(d)	4.75	3/1/2030	280,000	280,000	290,150
CommScope Technologies Finance LLC(d)	6.00	6/15/2025	34,000	30,738	34,682
CommScope Technologies LLC(d)	5.00	3/15/2027	305,000	294,570	302,142
Consolidated Communications, Inc.(d)	6.50	10/1/2028	250,000	250,000	270,032
Frontier Communications Corp.(d)	5.00	5/1/2028	200,000	200,000	203,500
Frontier Communications Corp.(d)	6.75	5/1/2029	119,000	119,000	125,509
Hughes Satellite Systems Corp.	6.63	8/1/2026	426,000	430,047	472,051
LCPR Senior Secured Financing DAC(d)	5.13	7/15/2029	245,000	245,000	249,317
LCPR Senior Secured Financing DAC(a),(d)	6.75	10/15/2027	200,000	200,000	213,230
Midcontinent Communications/Midcontinent Finance Corp.(d)	5.38	8/15/2027	149,000	149,000	154,915
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.(d)	6.00	2/15/2028	162,000	162,000	161,595
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.(d)	10.75	6/1/2028	74,000	82,084	83,598
Sprint Capital Corp.	6.88	11/15/2028	648,000	653,059	817,109
Sprint Capital Corp.	8.75	3/15/2032	52,000	72,682	76,895
Telecom Italia Capital SA(a)	6.00	9/30/2034	62,000	71,920	70,317
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC(d)	7.13	12/15/2024	23,000	22,892	23,661
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC(d)	7.88	2/15/2025	13,000	13,812	14,066
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC	8.25	10/15/2023	85,000	85,065	85,213
Virgin Media Finance plc(a),(d)	5.00	7/15/2030	117,000	117,000	116,854
Virgin Media Secured Finance plc(a),(d)	4.50	8/15/2030	250,000	254,865	252,187
Windstream Escrow LLC / Windstream Escrow Finance Corp.(d)	7.75	8/15/2028	163,000	163,994	165,649

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

March 31, 2021

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):
Telecommunications (continued):
Ziggo BV(a),(d)	5.50%	1/15/2027	51,000	$49,280	$53,104

Total Telecommunications			4,794,000	4,835,212	5,149,069

Utilities — 1.2%*:
FirstEnergy Corp.	2.25	9/1/2030	75,000	71,908	69,563
FirstEnergy Corp.	5.35	7/15/2047	175,000	215,897	196,555
FirstEnergy Corp.	7.38	11/15/2031	23,000	30,951	30,756
PG&E Corp.	5.00	7/1/2028	95,000	95,000	100,365
PG&E Corp.	5.25	7/1/2030	82,000	82,000	87,047
Pike Corp.(d)	5.50	9/1/2028	167,000	167,000	169,922

Total Utilities			617,000	662,756	654,208

Total Corporate Bonds			44,406,321	44,013,578	45,459,177

Total Fixed Income			51,067,407	50,516,957	51,955,302

Total Investments			51,122,506	50,772,368	52,166,231

Other assets and liabilities – 1.8%*					939,400

Net Assets – 100.0%					$53,105,631

PIK	Payment-in-kind
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
(a)	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	92.5%
Canada	2.7%
United Kingdom	1.4%
Zambia	1.3%
Other (Individually less than 1%)	2.1%

Total	100.0%

(b)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
(c)

Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2021. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

(d)

Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)	Defaulted security.

See accompanying Notes to the Schedule of Investments.

Fair Value

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of March 31, 2021 in valuing the Funds’ investments:

Global Floating Rate Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL INVESTMENTS
Assets:
Equities:
Common Stocks	$292,512	$538,269	$878,722	***	$1,709,503
Warrant	—	28,485	—		28,485

Total Equities	292,512	566,754	878,722		1,737,988

Fixed Income:
Bank Loans	—	277,018,919	668,671	***	277,687,590
Corporate Bonds	—	14,001,495	0	***	14,001,495

Total Fixed Income	—	291,020,414	668,671		291,689,085

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	749,387	—		749,387

Total	$292,512	$292,336,555	$1,547,393		$294,176,460

Total Investments	$292,512	$292,336,555	$1,547,393		$294,176,460

***

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2021 is not presented.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2021:

TYPE OF ASSETS	FAIR VALUE AS OF MARCH 31, 2021	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Equities
CTI Foods Holding Co, LLC	$561,122	Discounted Cash Flow	Average Enterprise Valuation Multiple: 4 year projection, 7.1x; EBITDA: $53.7 million; 15% discount rate
Don Jersey Topco Ltd.	$312,478	Broker Quote	1.068; Broker Quote depth of 1
Travelex Topco Ltd.	$—	Zero Value	Valued at zero
Boomerang Tube LLC	$—	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.0x; EBITDA: $32.2 million; 20% discount rate
Sabine Oil & Gas LLC	$5,122	Withholding Tax Reclaim	Priced at value or withholding tax reclaim
Bank Loans
CTI Foods Holding Co, LLC, 3M LIBOR + 7.000%	$314,861	Discounted Cash Flow	Average Enterprise Valuation Multiple: 3 year projection, 7.1x; EBITDA: $52.5 million;: 15% discount rate
CTI Foods Holding Co, LLC, 3M LIBOR + 9.000%	$194,025	Discounted Cash Flow	Average Enterprise Valuation Multiple: 3 year projection, 7.1x; EBITDA: $52.5 million;: 15% discount rate
Boomerang Tube LLC	$—	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.0x; EBITDA: $32.2 million; 20% discount rate
Naviera Armas SA	$95,972	Priced at Cost	Cost less OID
Naviera Armas SA	$63,814	Priced at Cost	Cost less OID
Corporate Bonds
Galapagos S.A	$—	Zero Value	Valued at zero
Travelex Financing plc	$—	Zero Value	Valued at zero

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

Global Credit Income Opportunities Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL INVESTMENTS
Assets:
Equities:
Common Stocks	$589,118	$482,931	$994,814	***	$2,066,863
Warrant	—	83,657	—		83,657

Total Equities	589,118	566,588	994,814		2,150,520

Fixed Income:
Asset-Backed Securities	—	13,421,953	—		13,421,953
Bank Loans	—	82,440,697	251,578	***	82,692,275
Corporate Bonds	—	65,970,478	0	***	65,970,478

Total Fixed Income	—	161,833,128	251,578		162,084,706

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	607,409	—		607,409

Total	$589,118	$163,007,125	$1,246,392		$164,842,635

Liabilities:
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(4,807)	—		(4,807)

Total Investments	$589,118	$163,002,318	$1,246,392		$164,837,828

***

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2021 is not presented.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2021:

TYPE OF ASSETS	FAIR VALUE AS OF MARCH 31, 2021	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Equities
Innovation Group	$—	Zero Value	Valued at zero
Don Jersey Topco Ltd.	$274,656	Broker Quote	1.068: Broker Quote depth 1
Travelex Topco Ltd.	$—	Zero Value	Valued at zero
MModal, Inc.	$3,213	Analyst Priced	Analyst verified stale price and adjusted for cash receipts
Boomerang Tube LLC	$—	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.0x; EBITDA: $32.2 million; 20% discount rate
Tourmaline Oil Corp.	$97,838	Withholding Tax Reclaim	Priced at value of withholding tax reclaim
Maxeda DIY B.V.	$176,768	Market Comparables	LTM EBITDA €115m; Net leverage €409m; Average Comparable Valuation: 6.0X
Maxeda DIY B.V.	$442,339	Market Comparables	LTM EBITDA €115m; Net leverage €409m; Average Comparable Valuation: 6.0X
Bank Loans
Innovation Group plc (The)	$92,032	Priced at Cost	Priced at restructure cost
Innovation Group plc (The)	$40,460	Priced at Cost	Priced at restructure cost
Innovation Group plc (The)	$39,193	Priced at Cost	Priced at restructure cost
Boomerang Tube LLC	$—	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5 year projection, 5.0x; EBITDA: $32.2 million; 20% discount rate
Naviera Armas	$5,651	Priced at Cost	Cost less OID
Naviera Armas	$26,256	Priced at Cost	Cost less OID
Naviera Armas	$47,986	Priced at Cost	Cost less OID
Corporate Bonds
Travelex Financing PLC	$—	Zero Value	Valued at zero

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

Active Short Duration Bond Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Fixed Income:
Asset-Backed Securities	$—	$319,822,310	$4,882,034	$324,704,344
Corporate Bonds	—	447,942,027	—	447,942,027
Mortgage-Backed Securities	—	139,537,694	6,199,915	145,737,609
U.S. Treasury & Government Agencies	—	5,246,484	—	5,246,484

Total Fixed Income	—	912,548,515	11,081,949	923,630,464

Purchased Options:
Call Option Purchased	—	112,037	—	112,037
Put Options Purchased	—	1,460,697	—	1,460,697

Total Purchased Options	—	1,572,734	—	1,572,734

Short-Term Investments:
Commercial Paper	—	26,935,339	—	26,935,339

Total Short-Term Investments	—	26,935,339	—	26,935,339

Derivative Securities:
Futures*	4,039,401	—	—	4,039,401

Total	$4,039,401	$941,056,588	$11,081,949	$956,177,938

Liabilities:
Derivative Securities:
Futures*	(240,872)	—	—	(240,872)

Total Investments	$3,798,529	$941,056,588	$11,081,949	$955,937,066

*	Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2021:

TYPE OF ASSETS	FAIR VALUE AS OF MARCH 31, 2021	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Asset-Backed Securities
SLM Student Loan Trust 2006-2	$2,441,160	Broker Quote	$617.08: Broker quote depth of 1
SoFi Alternative Trust 2019-C	$2,440,874	Broker Quote	$106.36: Broker quote depth of 1
CSMC 2021-NQM2	$6,199,915	Broker Quote	$99.99: Broker quote depth of 1

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2020	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3***	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF MARCH 31, 2021	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT MARCH 31, 2021
Asset - Backed Securities	$8,133,500	$(1,361,531)	$1,351,089	$—	$57,973	$—	$(3,298,997)	$4,882,034	$1,351,089

Mortgage - Backed Securities	$—	$7,591	$(14,331)	$491,600	$44	$6,199,915	$(484,904)	$6,199,915	$(14,331)

Total	$8,133,500	$(1,353,940)	$1,336,758	$491,600	$58,017	$6,199,915	$(3,783,901)	$11,081,949	$1,336,758

*** Transfers into Level 3 from Level 2 occurred because observable inputs were no longer available.

Diversified Income Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Fixed Income:
Asset-Backed Securities	$—	$18,208,471	$480,000	$18,688,471
Corporate Bonds	—	23,524,017	—	23,524,017
Mortgage-Backed Securities	—	3,040,208	—	3,040,208

Total Fixed Income	—	44,772,696	480,000	45,252,696

Derivative Securities:
Futures*	456,161	—	—	456,161

Total	$456,161	$44,772,696	$480,000	$45,708,857

Liabilities:
Derivative Securities:
Futures*	(609)	—	—	(609)

Total Investments	$455,552	$44,772,696	$480,000	$45,708,248

*	Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2021:

TYPE OF ASSETS	FAIR VALUE AS OF MARCH 31, 2021	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Asset-Backed Securities
ITE Rail Fund Levered LP	$480,000	Broker Quote	$100.00: Broker quote depth of 1

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2020	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF MARCH 31, 2021	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT MARCH 31, 2021
Asset Backed Securities	$—	$—	$43	$—	$—	$479,957	$—	$480,000	$43

Total	$—	$—	$43	$—	$—	$479,957	$—	$480,000	$43

Emerging Markets Debt Blended Total Return Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL INVESTMENTS
Assets:
Fixed Income:
Corporate Bonds	$—	$43,318,400	$716,210	***	$44,034,610
Foreign Government	—	55,070,506	—		55,070,506

Total Fixed Income	—	98,388,906	716,210		99,105,116

Derivative Securities:
Centrally Cleared Interest Rate Swaps*	—	206,335	—		206,335
Forward Foreign Currency Exchange Contracts	—	1,366,456	—		1,366,456
Futures*	118,871	—	—		118,871
OTC - Credit Default Swaps	—	17,921	—		17,921
OTC - Cross Currency Swaps	—	59,063	—		59,063
OTC - Interest Rate Swaps	—	151,687	—		151,687

Total Derivative Securities	118,871	1,801,462	—		1,920,333

Total	$118,871	$100,190,368	$716,210		$101,025,449

Liabilities:
Derivative Securities:
Call Options Written	—	(467,666)	—		(467,666)
Centrally Cleared Interest Rate Swaps*	—	(387,509)	—		(387,509)
Forward Foreign Currency Exchange Contracts	—	(1,781,365)	—		(1,781,365)
Futures*	(6,631)	—	—		(6,631)
OTC - Credit Default Swaps	—	(215,544)	—		(215,544)
OTC - Cross Currency Swaps	—	(836,704)	—		(836,704)
OTC - Interest Rate Swaps	—	(228,241)	—		(228,241)

Total Derivative Securities	(6,631)	(3,917,029)	—		(3,923,660)

Total Investments	$112,240	$96,273,339	$716,210		$97,101,789

*	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.
***

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended March 31, 2021 is not presented.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2021:

TYPE OF ASSETS	FAIR VALUE AS OF MARCH 31, 2021	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Foreign Government
Asian Development Bank 7/14/21	$94,158	Broker Quote	$27.69: Broker quote depth of 1
European Bank for Reconstruction and Development 10/29/22	$345,880	Broker Quote	$28.82: Broker quote depth of 1
International Bank for Reconstruction and Development 11/22/21	$276,172	Broker Quote	$28.77: Broker quote depth of 1

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

Global Emerging Markets Equity Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:
Equities:
Common Stocks	$13,279,624	$—	$—	$13,279,624

Total Equities	13,279,624	—	—	13,279,624

Total	$13,279,624	$—	$—	$13,279,624

Total Investments	$13,279,624	$—	$—	$13,279,624

U.S. High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL INVESTMENTS
Assets:
Equities:
Common Stocks	$178,615	$0	$32,314	***	$210,929

Total Equities	178,615	0	32,314		210,929

Fixed Income:
Bank Loans	—	6,496,125	—		6,496,125
Corporate Bonds	—	45,459,177	—		45,459,177

Total Fixed Income	—	51,955,302	—		51,955,302

Total	$178,615	$51,955,302	$32,314		$52,166,231

Total Investments	$178,615	$51,955,302	$32,314		$52,166,231

***

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund Level 3 investments at the end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended March 31, 2021 is not presented.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2021:

TYPE OF ASSETS	FAIR VALUE AS OF March 31, 2021	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Equities
Tourmaline Oil Corp.	$32,314	Withholding Tax Reclaim	Priced at value of withholding tax reclaim

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.